As filed with the Securities and Exchange Commission on September 9, 2024

File No.: 333-[_____]

File No.: 811-05186

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐
Post-Effective Amendment No. ☐
(Check appropriate box or boxes)

ADVANCED SERIES TRUST
(Exact Name of Registrant as Specified in Its Charter)

(203) 926-1888
(Area Code and Telephone Number)

655 Broad Street
Newark, New Jersey 07102
Address of Principal Executive Offices:
(Number, Street, City, State, Zip Code)

Andrew R. French
Secretary, Advanced Series Trust
655 Broad Street
Newark, New Jersey 07102
Name and Address of Agent for Service:
(Number and Street) (City) (State) (Zip Code)

Copies to:

Paulita A. Pike, Esq.
Ropes & Gray LLP
191 North Wacker Drive, 32nd Floor
Chicago, Illinois 60606

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing will become effective on the 30th day after filing pursuant to Rule 488 under the Securities Act of 1933, as amended.

Title of the securities being registered: Shares of beneficial interest of AST Balanced Asset Allocation Portfolio, a series of Advanced Series Trust.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Advanced Series Trust
655 Broad Street
Newark, New Jersey 07102
Telephone 888-778-2888

October 11, 2024

Dear Contract Owner,

As a contract owner who beneficially owns shares of the AST T. Rowe Price Asset Allocation Portfolio (the "Target Portfolio"), a series of the Advanced Series Trust (the "Trust"), you are cordially invited to a Special Meeting of Shareholders (the "Meeting") to be held at the offices of the Trust, 655 Broad Street, Newark, New Jersey 07102, on November 26, 2024 at 10:00 a.m. Eastern Time.

The Meeting is very important to the future of the Target Portfolio. At the Meeting, the shareholders of the Target Portfolio will be asked to approve a Plan of Reorganization of the Target Portfolio (the "Plan"). As more fully explained in the attached Prospectus/Proxy Statement, the Plan provides for the transfer of all of the Target Portfolio's assets to the AST Balanced Asset Allocation Portfolio (the "Acquiring Portfolio"), a separate series of the Trust, in exchange for (i) the Acquiring Portfolio's assumption of all of the Target Portfolio's liabilities and (ii) the Acquiring Portfolio's issuance to the Target Portfolio of shares of beneficial interest in the Acquiring Portfolio (the "Reorganization"). The Acquiring Portfolio will be the accounting and performance survivor of the Reorganization, and the combined portfolio resulting from the Reorganization is sometimes referred to herein as the "Combined Portfolio."

The Reorganization will consolidate two portfolios, providing an opportunity for shareholders to experience improved economies of scale. As a result of the Reorganization, the Target Portfolio will experience a decrease in total net operating expenses as well as the potential for improved performance.

It is expected that there will be no adverse tax consequences to Contract owners as a result of the Reorganization. The Reorganization will not cause any fees or charges under your current contract to be greater after the Reorganization than before the Reorganization, and the Reorganization will not alter your rights under your contract or the obligations of the insurance company that issued the contract. If the Plan is approved and the Reorganization is completed, you will beneficially own shares of the Acquiring Portfolio, rather than shares of the Target Portfolio. It is expected that the Reorganization, if approved, would be completed on or about December 9, 2024.

The Board of Trustees of the Trust (the "Board") has approved the Reorganization and recommends that you vote "FOR" the Reorganization. Although the Board has determined that the Reorganization is in the best interest of shareholders, the final decision is yours.

The following pages include important information on the proposed Reorganization in a question-and answer-format. The pages that follow include the full Prospectus/Proxy Statement with detailed information regarding the Reorganization which you should read carefully.

Your vote is important no matter how large or small your investment. We urge you to provide your voting instructions on the enclosed voting instruction card, date and sign it, and return it promptly in the envelope provided. Alternatively, you may submit your vote by telephone by calling toll-free 1-800-690-6903 or you may vote over the Internet by going to www.proxyvote.com.

We encourage you to send your voting instructions to the Trust prior to November 26, 2024. The Target Portfolio shares that you beneficially own will be voted in accordance with the most current instructions received from you. All shares of the Target Portfolio, including Target Portfolio shares owned by a participating insurance company in its general account or otherwise, for which instructions are not received from contract owners will be voted by the participating insurance companies in the same proportion as the votes actually cast by contract owners regarding the Reorganization. Please see the Voting Information section of the Prospectus/Proxy Statement for additional information.

By voting now, you can help avoid additional costs that would be incurred with follow-up letters and calls.

For any questions or concerns you may have regarding the proposed Reorganization, please call 1-888-778-2888 between the hours of 8:00 a.m. and 6:00 p.m. Eastern Time, Monday-Friday.

Sincerely,

Timothy Cronin
President
Advanced Series Trust

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND AND VOTE ON THE PROPOSAL

Please read the attached Prospectus/Proxy Statement for a complete description of the proposal. However, as a quick reference, the following questions and answers provide a brief overview of the proposal.

Q1. WHY AM I RECEIVING THIS PROXY STATEMENT?

A. You have received these proxy materials and are being asked to provide voting instructions to your insurance company on the proposal because you are the beneficial owner of shares of the AST T. Rowe Price Asset Allocation Portfolio (the "Target Portfolio"), a series of the Advanced Series Trust (the "Trust"). The Target Portfolio is seeking shareholder consideration and approval of an important proposal.

Q2. WHAT PROPOSAL AM I BEING ASKED TO VOTE ON?

A. The purpose of the proxy is to ask you to vote on the reorganization of the Target Portfolio into the AST Balanced Asset Allocation Portfolio (the "Acquiring Portfolio," and together with the Target Portfolio, the "Portfolios"), which is also a series of the Trust (the "Reorganization"). The proposal has been recommended by PGIM Investments LLC ("PGIM Investments") and AST Investment Services, Inc. (together, the "Manager") for the Target Portfolio and has been approved by the Board of Trustees of the Trust (the "Board"). The Acquiring Portfolio will be the accounting and performance survivor of the Reorganization, and the combined portfolio resulting from the Reorganization is sometimes referred to herein as the "Combined Portfolio."

Q3. HOW WILL THE REORGANIZATION IMPACT FEES AND EXPENSES?

A. The Board has approved a contractual management fee reduction for the Acquiring Portfolio in connection with the Reorganization. As discussed in further detail in the attached Prospectus/Proxy Statement, if the Reorganization is approved, it is expected that the total net operating expense ratio of the Combined Portfolio will be lower than the total net operating expense ratio of the Target Portfolio. The contractual management fee reduction is contingent upon the approval of the Reorganization by the Target Portfolio’s shareholders. The reduced contractual management fee for the Acquiring Portfolio will become effective on or about the date of the Reorganization, which is expected to be on or about December 9, 2024. The contractual management fee reduction is referred to throughout the attached Prospectus/Proxy Statement as the "Management Fee Reduction." If the Reorganization is not approved by the Target Portfolio’s shareholders, the Manager will consider other options for the Target Portfolio.

Please read the attached Prospectus/Proxy Statement for a complete description of the fees and expenses.

Q4. WHY IS THE REORGANIZATION BEING PURSUED?

A. Effective December 31, 2020, Prudential Financial, Inc. ("Prudential") discontinued sales of traditional variable annuity contracts with guaranteed living benefits and restricted additional purchases into certain existing contracts. The closure of these products, coupled with industry trends impacting the platform, has resulted in limited potential sources of long-term scale and the likelihood of related expense increases for the Portfolios. The Manager’s goal in making the proposal set forth in the attached Prospectus/Proxy Statement is to ensure shareholders are protected from decreasing economies of scale, providing the potential for improved performance and preserving the high-level services shareholders have come to expect.

The Reorganization will consolidate the Target Portfolio and the Acquiring Portfolio, providing an opportunity to improve overall economies of scale. In addition, shareholders of the Target Portfolio are expected to benefit from reduced total net expenses as shareholders of the Combined Portfolio following the Reorganization. The Reorganization also provides shareholders of the Target Portfolio with the potential for improved performance.

Q5. HOW WILL THE REORGANIZATION BENEFIT SHAREHOLDERS?

A.	Based on information available, as indicated below, the Reorganization is expected to benefit shareholders for several reasons, including:

•	The Combined Portfolio will be larger than the Target Portfolio with an estimated $25.7 billion based on net assets as of June 30, 2024, which will improve overall economies of scale;

•	Assuming the Repositioning (as discussed herein), the Reorganization, and the Management Fee Reduction had been in effect for the one-year period ended June 30, 2024, the pro forma total net operating expense ratio for the Combined Portfolio would have been lower than the total net operating expense ratio of the Target Portfolio; and

•	The annualized estimated Target Portfolio shareholder savings from the Reorganization will be approximately $4.6 million, based on portfolio assets for a one-year period, based on current assets as of June 30, 2024.

Please read pages [XX-XX] of the attached Prospectus/Proxy Statement for a complete description of each of the factors the Board considered.

Q6. WHAT WILL HAPPEN TO THE TARGET PORTFOLIO'S CURRENT INVESTMENTS?

A. As explained further in the attached Prospectus/Proxy Statement, effective on or about the date of the Reorganization, which is expected to be on or about December 9, 2024, the Acquiring Portfolio will be "repositioned," which will involve hiring Putnam Investment Management, LLC as a new subadviser to the Acquiring Portfolio to serve alongside PGIM Quantitative Solutions LLC, Jennison Associates LLC, PGIM Fixed Income and J.P. Morgan Investment Management Inc. and making certain changes to the Acquiring Portfolio's principal investment strategies (collectively, the “Repositioning”). In addition, effective on such date, the contractual management fee for the Acquiring Portfolio will be reduced pursuant to the Management Fee Reduction. The Manager will not move forward with the Repositioning or Management Fee Reduction if the Reorganization is not approved. The extent to which the securities of the Target Portfolio will be maintained by the Acquiring Portfolio will be determined consistent with the Combined Portfolio's investment objective and strategies, as repositioned and in effect as of the date of the Reorganization.

The Manager expects that approximately 25% of the Target Portfolio's holdings will be retained by the Combined Portfolio in connection with the Reorganization and Repositioning. The retained securities from the Target Portfolio represent 13% of the Combined Portfolio assets. Prior to the Reorganization, the Manager may use a transition manager to assist in the transition of the Target Portfolio. It is not expected that the Acquiring Portfolio will revise any of its investment policies following the Reorganization to reflect those of the Target Portfolio, as further discussed below in "Information About the Reorganization." Please see Q8 for additional information on the costs associated with the Reorganization and Repositioning.

Please read pages [XX-XX] of the attached Prospectus/Proxy Statement for a complete description of the Acquiring Portfolio’s investment objective, strategies, and policies.

Q7. HAS THE BOARD OF TRUSTEES OF THE TRUST APPROVED THE REORGANIZATION?

A. Yes. The Board determined that the Reorganization would be in the best interests of the Target Portfolio and Acquiring Portfolio and that the interests of the Target Portfolio's and Acquiring Portfolio's contract owners and shareholders would not be diluted as a result of the Reorganization. The Board, including a majority of the trustees who are not interested persons of the Trust (as defined in the Investment Company Act of 1940, as amended) (the "Independent Trustees"), voted to approve the Reorganization.

The Board considered information regarding any potential adverse impact to shareholders as a result of the Reorganization. See pages [XX-XX] of the attached Prospectus/Proxy Statement for a discussion of factors considered by the Board in approving the Reorganization.

Q8. WHO IS PAYING FOR THE COSTS ASSOCIATED WITH THIS PROXY STATEMENT?

A. All costs incurred in entering into and carrying out the terms and conditions of the Reorganization other than transaction costs, regardless of whether approved by shareholders, including (without limitation) outside legal counsel and independent registered public accounting firm costs and costs incurred in connection with the printing and mailing of this Prospectus/Proxy Statement and related materials, will be paid by the Manager or its affiliates, not the Target Portfolio or the Acquiring Portfolio. These costs are expected to be approximately $491,000.

The Combined Portfolio will bear the transaction costs related to the Reorganization, although some derivatives and similar holdings may be repositioned prior to the Reorganization if they cannot be effectively transferred to the Acquiring Portfolio. Such transaction costs typically include, but are not limited to, trade commissions, related fees and taxes, and any foreign exchange spread costs, where applicable. The Manager currently estimates such transaction costs to be $3.2 million (0.012% of net combined assets).

Q9. HOW MANY VOTES AM I ENTITLED TO SUBMIT?

A. The record date is August 30, 2024. As a contract owner, you are entitled to give your voting instructions equivalent to one vote for each full share and a fractional vote for each fractional share related to your indirect investment in the Target Portfolio as of the record date.

Q10. WHEN WILL THE SHAREHOLDER MEETING TAKE PLACE?

A. The shareholder meeting (the "Meeting") is scheduled to take place at the offices of the Trust, 655 Broad Street, Newark, New Jersey 07102, on November 26, 2024, at 10:00 a.m. Eastern Time.

Q11. HOW DO I VOTE?

A. Your vote is very important. You can vote in the following ways:

•	Attending the Meeting to be held at the offices of the Trust, 655 Broad Street, Newark, New Jersey 07102, and submitting your voting instructions;

•	Completing and signing the enclosed voting instruction card and mailing it in the enclosed postage paid envelope. Voting instruction cards must be received by the day before the Meeting;

•	Calling toll-free 1-800-690-6903 and following the instructions. Voting instructions submitted by telephone must be submitted by 11:59 p.m., Eastern Time on the day before the Meeting; or

•	Online at www.proxyvote.com and following the instructions. Voting instructions submitted over the Internet must be submitted by 11:59 p.m., Eastern Time on the day before the Meeting.

Q12. HOW CAN I CHANGE MY VOTING INSTRUCTIONS?

A. Previously submitted voting instructions may be revoked or changed by any of the voting methods described above, subject to the voting deadlines also discussed above. Please see the Voting Information section of the Prospectus/Proxy Statement for additional information.

Q13. WHEN WILL THE PROPOSED REORGANIZATION TAKE PLACE?

A. If approved, the proposed Reorganization is currently expected to be completed on or about December 9, 2024.

Q14. CAN THE PROXY STATEMENT BE VIEWED ONLINE?

A. Yes. The proxy statement can be viewed at www.prudential.com/variableinsuranceportfolios.

Q15. WHAT IF I HAVE QUESTIONS ON THE PROPOSED REORGANIZATION?

A. If you require assistance or have any questions regarding the proxy statement, please call 1-888-778-2888 between the hours of 8:00 a.m. and 6:00 p.m. Eastern Time, Monday-Friday.

Q16. WILL SHAREHOLDERS BE ALLOWED TO TRANSFER OUT OF THE TARGET PORTFOLIO WITHOUT PENALTY AND WITHOUT BEING REQUIRED TO USE ONE OF THEIR ALLOTTED TRANSFERS?

A. Yes. Contract owners will be allowed one free transfer out of the Target Portfolio without penalty during the period within 60 days of the effective date of the Reorganization (i.e., from 60 days before to 60 days after the effective date of the Reorganization). Such transfer will not count towards a contract owner's allotted transfers.

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AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO,
A SERIES OF ADVANCED SERIES TRUST

655 Broad Street
Newark, New Jersey 07102

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON NOVEMBER 26, 2024

To the Shareholders of the AST T. Rowe Price Asset Allocation Portfolio, a series of the Advanced Series Trust:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the "Meeting") of the AST T. Rowe Price Asset Allocation Portfolio (the "Target Portfolio"), a series of the Advanced Series Trust (the "Trust"), will be held at the offices of the Trust, 655 Broad Street, Newark, New Jersey 07102, on November 26, 2024 at 10:00 a.m. Eastern Time.

The purposes of the Meeting are as follows:

I.	To approve a Plan of Reorganization of the Trust with respect to the Target Portfolio and the AST Balanced Asset Allocation Portfolio (the “Acquiring Portfolio”), each a series of the Trust (the "Plan") regarding the proposed reorganization of the Target Portfolio into the Acquiring Portfolio.

II.	To transact such other business as may properly come before the Meeting or any adjournment thereof.

As described in more detail below, the Plan provides for the transfer of all of the Target Portfolio's assets to the Acquiring Portfolio in exchange for (i) the Acquiring Portfolio's assumption of all of the Target Portfolio's liabilities and (ii) the Acquiring Portfolio's issuance to the Target Portfolio of shares of beneficial interest in the Acquiring Portfolio (the "Acquiring Portfolio Shares"). The Acquiring Portfolio Shares received by the Target Portfolio will have an aggregate net asset value that is equal to the aggregate net asset value of the Target Portfolio shares that are outstanding immediately prior to the reorganization transaction. As a result of such transaction, the Target Portfolio will be completely liquidated, and contract owners will beneficially own shares of the Acquiring Portfolio having an aggregate value equal to their Target Portfolio shares. A vote in favor of the Plan by shareholders of the Target Portfolio will constitute a vote in favor of the liquidation of the Target Portfolio and the termination of the Target Portfolio as a separate series of the Trust. The Board of Trustees of the Trust (the "Board") unanimously recommends that you vote in favor of the proposal.

A copy of the form of Plan is attached as Exhibit A to the Prospectus/Proxy Statement.

The acquisition of all of the assets of the Target Portfolio by the Acquiring Portfolio in exchange for the Acquiring Portfolio's assumption of all of the liabilities of the Target Portfolio, and the issuance of Acquiring Portfolio Shares to the Target Portfolio and its shareholders, is referred to herein as the "Reorganization." If shareholders of the Target Portfolio approve the Plan and the Reorganization is consummated, they will become shareholders of the Acquiring Portfolio.

The matters referred to above are discussed in detail in the Prospectus/Proxy Statement attached to this notice. The Board has fixed the close of business on August 30, 2024, as the record date for determining shareholders entitled to notice of, and to vote at, the Meeting, or any adjournment thereof, and only holders of record of shares of the Target Portfolio at the close of business on that date are entitled to notice of, and to vote at, the Meeting or any adjournment thereof. Each full share of the Target Portfolio is entitled to one vote on the proposal, and each fractional share of the Target Portfolio is entitled to a corresponding fractional vote on the proposal.

You are cordially invited to attend the Meeting. If you do not expect to attend the Meeting, you are requested to complete, date and sign the enclosed voting instruction card relating to the Meeting and return it promptly in the envelope provided for that purpose. Alternatively, you may vote by telephone or over the Internet, as described in the Prospectus/Proxy Statement attached to this notice. The enclosed voting instruction card is being solicited on behalf of the Board.

YOUR VOTE IS IMPORTANT NO MATTER HOW LARGE OR SMALL YOUR INVESTMENT MAY BE. IN ORDER TO AVOID THE UNNECESSARY EXPENSE OF FURTHER SOLICITATION, WE URGE YOU TO INDICATE VOTING INSTRUCTIONS ON THE ENCLOSED VOTING INSTRUCTION CARD, DATE AND SIGN IT, AND RETURN IT PROMPTLY IN THE ENVELOPE PROVIDED. ALTERNATIVELY, YOU MAY VOTE BY TELEPHONE BY CALLING 1-800-690-6903 AND FOLLOWING THE INSTRUCTIONS. YOU MAY ALSO VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM. YOU MAY REVOKE YOUR VOTING INSTRUCTIONS AT ANY TIME PRIOR TO THE MEETING.

By order of the Board of Trustees of the Advanced Series Trust.

Andrew French
Secretary
Advanced Series Trust

The information in this Prospectus/Proxy Statement is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus/Proxy Statement is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION
PRELIMINARY PROSPECTUS/PROXY STATEMENT

DATED OCTOBER 11, 2024

ADVANCED SERIES TRUST

PROXY STATEMENT
for
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO,
A SERIES OF ADVANCED SERIES TRUST
and
PROSPECTUS
for
AST BALANCED ASSET ALLOCATION PORTFOLIO,
A SERIES OF ADVANCED SERIES TRUST

Dated October 11, 2024

655 Broad Street
Newark, New Jersey 07102
Telephone 1-888-778-2888

Reorganization of the AST T. Rowe Price Asset Allocation Portfolio
into the AST Balanced Asset Allocation Portfolio

This Prospectus/Proxy Statement is furnished in connection with a Special Meeting of Shareholders (the "Meeting") of the AST T. Rowe Price Asset Allocation Portfolio (the "Target Portfolio"), a series of the Advanced Series Trust (the "Trust"). At the Meeting, you will be asked to consider and approve a Plan of Reorganization of the Trust (the "Plan") that provides for the reorganization of the Target Portfolio into the AST Balanced Asset Allocation Portfolio (the "Acquiring Portfolio," and together with the Target Portfolio, the "Portfolios"), a separate series of the Trust.

As described in more detail below, the Plan provides for the transfer of all of the Target Portfolio's assets to the Acquiring Portfolio in exchange for (i) the Acquiring Portfolio's assumption of all of the Target Portfolio's liabilities and (ii) the Acquiring Portfolio's issuance to the Target Portfolio of shares of beneficial interest in the Acquiring Portfolio (the "Acquiring Portfolio Shares"). The Acquiring Portfolio Shares received by the Target Portfolio will have an aggregate net asset value that is equal to the aggregate net asset value of the Target Portfolio shares that are outstanding immediately prior to the reorganization transaction. As a result of such transaction, the Target Portfolio will be completely liquidated, and contract owners will beneficially own shares of the Acquiring Portfolio having an aggregate value equal to their Target Portfolio shares. A vote in favor of the Plan by shareholders of the Target Portfolio will constitute a vote in favor of the liquidation of the Target Portfolio and the termination of the Target Portfolio as a separate series of the Trust.

The acquisition of the assets of the Target Portfolio by the Acquiring Portfolio in exchange for the Acquiring Portfolio's assumption of all of the liabilities of the Target Portfolio, and the issuance of Acquiring Portfolio Shares to the Target Portfolio which will distribute such shares to its shareholders, is referred to herein as the "Reorganization." If shareholders of the Target Portfolio approve the Plan and the Reorganization is consummated, they will become shareholders of the Acquiring Portfolio and the Target Portfolio will liquidate.1

The Meeting will be held at the offices of the Trust, 655 Broad Street, Newark, New Jersey 07102, on November 26, 2024, at 10:00 a.m. Eastern Time. The Board of Trustees of the Trust (the "Board") is soliciting these voting instructions on behalf of the Target Portfolio and has fixed the close of business on August 30, 2024 (the "Record Date"), as the record date for determining Target Portfolio shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof. Only holders of record of shares of the Target Portfolio at the close of business on the Record Date are entitled to notice of, and to vote at, the Meeting or any adjournment thereof. This Prospectus/Proxy Statement is first being sent to contract owners on or about October 11, 2024.

The investment objectives of the Target Portfolio and the Acquiring Portfolio are listed below:

Target Portfolio Name	Investment Objective
AST T. Rowe Price Asset Allocation Portfolio	to seek a high level of total return by investing primarily in a diversified portfolio of equity and fixed income securities.

Acquiring Portfolio Name	Investment Objective
AST Balanced Asset Allocation Portfolio	to obtain the highest potential total return consistent with the Acquiring Portfolio's specified level of risk tolerance

The Target Portfolio and the Acquiring Portfolio serve as underlying mutual funds for variable annuity contracts and variable life insurance policies (the "Contracts") issued by life insurance companies ("Participating Insurance Companies"). Each Participating Insurance Company holds assets invested in these Contracts in various separate accounts, each of which is divided into sub-accounts investing exclusively in a mutual fund or in a portfolio of a mutual fund. Therefore, Contract owners who have allocated their account values to applicable sub-accounts are indirectly invested in the Target Portfolio through the Contracts and should consider themselves shareholders of the Target Portfolio for purposes of this Prospectus/Proxy Statement. Each Participating Insurance Company is required to offer Contract owners the opportunity to instruct it, as owner of record of shares held in the Target Portfolio by its separate or general accounts, how it should vote on the Plan at the Meeting and at any adjournments thereof.

1 As explained further in the attached Prospectus/Proxy Statement, effective on or about the date of the Reorganization, which is expected to be on or about December 9, 2024, the Acquiring Portfolio will be "repositioned," which will involve hiring Putnam Investment Management, LLC, as a new subadviser to serve alongside PGIM Quantitative Solutions LLC, Jennison Associates LLC, PGIM Fixed Income and J.P. Morgan Investment Management Inc. and making certain changes to the Acquiring Portfolio's principal investment strategies. In addition, effective on such date, the contractual management fee for the Acquiring Portfolio will be reduced. The preceding actions are referred to as the "Repositioning" or the "Management Fee Reduction,” as applicable. The Manager will not move forward with the Repositioning or the Management Fee Reduction if the Reorganization is not approved.

This Prospectus/Proxy Statement gives the information about the Reorganization and the issuance of the Acquiring Portfolio Shares that you should know before investing or voting on the Plan. You should read it carefully and retain it for future reference. A copy of this Prospectus/Proxy Statement is available on the internet at www.prudential.com/variableinsuranceportfolios. The following documents containing additional information about the Portfolios have been filed with the Securities and Exchange Commission (the "SEC") and are incorporated by reference into this Prospectus/Proxy Statement:

•	The Statement of Additional Information (“SAI”) dated October 11, 2024 relating to this Prospectus/Proxy Statement, under file number [XX];

•	The Prospectus and Statement of Additional Information, as supplemented, dated May 1, 2024 for the Trust on behalf of each Portfolio, dated May 1, 2024, as supplemented and amended to date, under file number 033-24962;

•	The audited financial statements contained in the annual report of the Portfolios dated December 31, 2023, under file number 811-05186; and

•	The unaudited financial statements contained in the Form N-CSRS of the Portfolios dated June 30, 2024, under file number 811-05186.

You may request a free copy of this Prospectus/Proxy Statement, the Statement of Additional Information relating to this Prospectus/Proxy Statement, and the Prospectus and Statement of Additional Information of the Trust with respect to the Portfolios or other documents relating to the Trust and the Portfolios without charge by calling 1-800-346-3778 or by writing to the Trust at 655 Broad Street, Newark, New Jersey 07102. The SEC maintains a website (www.sec.gov) that contains this Prospectus/Proxy Statement, reports, and other information relating to the Trust and Portfolios that have been filed with the SEC.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation or any other U.S. government agency. Mutual fund shares involve investment risks, including the possible loss of principal.

PROSPECTUS/PROXY STATEMENT

Page
4	Summary
6	Information About the Reorganization
8	Comparison of Target Portfolio, Acquiring Portfolio and Combined Portfolio
18	Management of the Target Portfolio, the Acquiring Portfolio and the Combined Portfolio
22	Voting Information
22	Additional Information About the Target Portfolio and the Acquiring Portfolio
23	Principal Holders of Shares
24	Financial Highlights

SUMMARY

This section is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the form of Plan (Exhibit A) and additional information regarding the Acquiring Portfolio set forth in Exhibit B.

As explained in more detail below, you are being asked to consider and approve the Plan with respect to the Target Portfolio for which you are a beneficial shareholder. Shareholder approval of the Plan and consummation of the Reorganization will have the effect of reorganizing the Target Portfolio into the Acquiring Portfolio, resulting in a single mutual fund.

As further explained in "Management of the Target Portfolio and the Acquiring Portfolio," PGIM Investments ("PGIM Investments") and AST Investment Services, Inc. ("ASTIS") both serve as investment managers to the Target Portfolio and the Acquiring Portfolio. The Acquiring Portfolio will be the accounting and performance survivor of the Reorganization, and the combined portfolio resulting from the Reorganization is sometimes referred to herein as the "Combined Portfolio."

The Target Portfolio and the Acquiring Portfolio are managed under a manager-of-managers structure, which means that the Manager has engaged each subadviser listed below to conduct the investment program of the relevant Portfolio, including the purchase, retention, and sale of portfolio securities and other financial instruments. The Target Portfolio and the Acquiring Portfolio have the same distribution and purchase procedures and exchange rights, and redemption procedures.

Portfolio	Subadvisers
AST T. Rowe Price Asset Allocation Portfolio	T. Rowe Price Associates, Inc. ("T. Rowe Price Associates"), T. Rowe Price International, Ltd. ("T. Rowe Price International") T. Rowe Price Australia Limited ("T. Rowe Price Australia")
AST Balanced Asset Allocation Portfolio	PGIM Quantitative Solutions LLC ("PGIM QS"), Jennison Associates LLC ("Jennison"), PGIM Fixed Income ("PGIM FI")(1), J.P. Morgan Investment Management Inc. ("J.P. Morgan"), Massachusetts Financial Services Company ("MFS"), and Wellington Management Company LLP ("Wellington")
Combined Portfolio, reflecting the Repositioning	Putnam Investment Management, LLC ("Putnam"), PGIM QS, Jennison, PGIM FI(1) and J.P. Morgan(2)

(1) PGIM Fixed Income is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., serves as sub-subadviser to the Acquiring Portfolio and the Combined Portfolio.

(2) Effective on or about the date of the Reorganization, which is expected to be on or about December 9, 2024, the Acquiring Portfolio will be “repositioned,” which will involve hiring Putnam, as a new subadviser to serve alongside PGIM QS, Jennison, PGIM FI and J.P. Morgan and making certain changes to the Acquiring Portfolio's principal investment strategies. In addition, effective on such date, the contractual management fee for the Acquiring Portfolio will be reduced. The Manager will not move forward with the Repositioning or Management Fee Reduction if the Reorganization is not approved.

The Reorganization is not expected to result in taxable gains or losses or capital gains or losses, for U.S. federal income tax purposes, to Contract owners that beneficially own shares of the Target Portfolio immediately prior to the Reorganization.

Comparison of Investment Objectives and Principal Investment Strategies of the Portfolios

The investment objectives of the Target Portfolio and the Acquiring Portfolio are similar. The investment objective of the Target Portfolio is to seek a high level of total return by investing primarily in a diversified portfolio of equity and fixed income securities. The investment objective of the Acquiring Portfolio (both current and as repositioned) is to obtain the highest potential total return consistent with the Acquiring Portfolio's specified level of risk tolerance. The investment objectives of the Target Portfolio and the Acquiring Portfolio are non-fundamental, meaning that they can be changed by the Board without shareholder approval.

The Portfolios have similar principal investment objectives and investment strategies. Each of the Target Portfolio and the Acquiring Portfolio (both current and as repositioned), invests approximately 60% of its assets in equities and 40% of its assets in fixed income securities. The Target Portfolio and the Acquiring Portfolio (both current and as repositioned), both allocate a portion of their assets to a liquidity strategy, invest in underlying pooled investment vehicles, including a Central Portfolio1, and both Portfolios are categorized by Lipper as mixed-asset target allocation moderate portfolios.

As explained above, effective on or about the date of the Reorganization, which is expected to be on or about December 9, 2024, the Acquiring Portfolio will be "repositioned," which will involve hiring Putnam as a new subadviser to serve alongside PGIM QS, Jennison, PGIM FI and J.P. Morgan and making certain changes to the Acquiring Portfolio's principal investment strategies. In addition, effective on such date, the contractual management fee for the Acquiring Portfolio will be reduced. The Manager will not move forward with the Repositioning or the Management Fee Reduction if the Reorganization is not approved.

Principal Risks of the Portfolios

The principal risks associated with the Target Portfolio and the Combined Portfolio are similar. Both Portfolios are subject to asset allocation risk, asset-backed and/or mortgage-backed securities risk, asset transfer program risk, blend style risk, credit risk, derivatives risk, economic and market events risk, emerging markets risk, equity securities risk, exchange-traded funds (ETF) risk, expense risk, fixed income securities risk, foreign investment risk, fund of funds risk, high yield risk, interest rate risk, large company risk, liquidity allocation risk, liquidity and valuation risk, market and management risk, market capitalization risk, prepayment or call risk, real estate risk and regulatory risk. In addition, the Target Portfolio, but not the Combined Portfolio, is subject to, portfolio turnover risk, real asset risk and treasury inflation-protected securities (TIPS) risk. The Combined Portfolio, but not the Target Portfolio, is subject to bank loan investments risk and covenant-lite risk. Detailed descriptions of the principal risks associated with the Target Portfolio, the Acquiring Portfolio, and the Combined Portfolio are set forth in this Prospectus/Proxy Statement under the caption "Comparison of the Target Portfolio, the Acquiring Portfolio, and the Combined Portfolio—Principal Risks of the Portfolios."

There is no guarantee that shares of the Combined Portfolio will not lose value. This means that the value of the Combined Portfolio's investments, and therefore, the value of the Combined Portfolio's shares, may fluctuate.

1The Target Portfolio invests in the AST T. Rowe Price Fixed Income Central Portfolio, whereas the Acquiring Portfolio, currently and as repositioned, invests in the AST PGIM Fixed Income Central Portfolio.

Comparison of Investment Management Fees and Total Fund Operating Expenses

While the current effective and contractual investment management fee rates for the Acquiring Portfolio are higher than those of the Target Portfolio, the effective investment management fee rate for the Combined Portfolio is expected to be lower than that of the Target Portfolio after the Reorganization is completed, taking into account the reduction in the Acquiring Portfolio's contractual management fee schedule upon consummation of the Reorganization. Contractual investment management fees are the management fees payable to the Manager and do not reflect any waivers or reimbursements. Effective investment management fees are the management fees paid to the Manager taking into account any applicable waiver or reimbursement.

Assuming completion of the Reorganization on June 30, 2024, based on assets under management for each of the Portfolios on that date, the pro forma annualized total net operating expense ratio of the Combined Portfolio is lower than the annualized total net operating expense ratio of the Target Portfolio. This means that the Target Portfolio shareholders will benefit from reduced total expenses as a result of the Reorganization.

The following tables describe the fees and expenses that owners of the Contracts may pay if they invest in the Target Portfolio or the Acquiring Portfolio, as well as the projected fees and expenses of the Combined Portfolio after the Reorganization. The following table does not reflect any Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth below. The Contract charges will not change as a result of the Reorganization. See your Contract prospectus for more information about Contract charges.

Shareholder Fees^
(fees paid directly from your investment)

	Target Portfolio	Acquiring Portfolio	Combined Portfolio (Pro Forma Surviving)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	NA*	NA*	NA*
Maximum deferred sales charge (load)	NA*	NA*	NA*
Maximum sales charge (load) imposed on reinvested dividends	NA*	NA*	NA*
Redemption Fee	NA*	NA*	NA*
Exchange Fee	NA*	NA*	NA*

^  Charges and expenses of the Contract will not change as a result of the Reorganization.

*  Because shares of both the Target Portfolio and the Acquiring Portfolio are purchased through Contracts, the relevant Contract prospectus should be carefully reviewed for information on the charges and expenses of the Contract. This table does not reflect any such charges; and the expenses shown would be higher if such charges were reflected.

Annual Portfolio Operating Expenses (as of June 30, 2024)
(expenses that are deducted from Portfolio assets)

	Target Portfolio		Acquiring Portfolio		Combined Portfolio (Pro Forma Surviving)
Management Fees	0.62%		0.63%		0.58%
Distribution and/or Service Fees (12b-1 Fees)	0.25%		0.25%		0.25%
Other Expenses	0.02%		0.01%		0.01%
Acquired Fund Fees & Expenses	0.00%		0.11%		0.11%
Total Annual Portfolio Operating Expenses	0.89%		1.00%		0.95%
Fee Waiver and/or Expense Reimbursement	(0.01	)%(1)	(0.11	)%(2)	(0.10	)%(3)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.88%		0.89%		0.85%

(1) The Manager has contractually agreed to waive 0.0092% of its investment management fee through June 30, 2025. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board.

(2) The Manager has contractually agreed to waive 0.02% of its investment management fee through June 30, 2025. In addition, the Manager has contractually agreed to waive 0.0004% of its investment management fee through June 30, 2025. The Manager and the Distributor have also contractually agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the investment management and distribution fee received from other portfolios of the Trust due to the Acquiring Portfolio’s investment in any such portfolios. These arrangements may not be terminated or modified without the prior approval of the Trust's Board.

(3) The Manager and the Distributor have contractually agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the investment management and distribution fee received from other portfolios of the Trust due to the Combined Portfolio’s investment in any such portfolios. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board.

Expense Examples

The examples assume that you invest $10,000 in each of the Portfolios for the time periods indicated. The examples also assume that your investment has a 5% return each year, that each Portfolio's total operating expenses remain the same, and include the contractual expense cap only for the one-year period for the Target Portfolio, the Acquiring Portfolio and the Combined Portfolio (Pro Forma Surviving), as applicable. These examples do not reflect any charges or expenses for the Contracts. The expenses shown below would be higher if these charges or expenses were included. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Target Portfolio(1)	$90	$283	$492	$1,095
Acquiring Portfolio(1)	$91	$307	$542	$1,215
Combined Portfolio (Pro Forma Surviving)(1)	$87	$293	$516	$1,157

(1)  Based on total annual operating expense ratios reflected in the table above entitled "Annual Portfolio Operating Expenses (as of June 30, 2024)."

Portfolio Turnover

The Portfolios pay transaction costs, such as commissions, when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect a portfolio's performance. During the most recent fiscal year ended December 31, 2023, the Target Portfolio's turnover rate was 133% of the average value of its portfolio, and the Acquiring Portfolio's turnover rate was 76% of the average value of its portfolio.

Reorganization Details and Reasons for the Reorganization

As a result of the Reorganization, you will cease to be a beneficial shareholder of the Target Portfolio and will become a beneficial shareholder of the Acquiring Portfolio. The Acquiring Portfolio Shares received by the Target Portfolio will have an aggregate net asset value that is equal to the aggregate net asset value of the Target Portfolio's shares that are outstanding immediately prior to the Reorganization. As a result of such transaction, the Target Portfolio will be completely liquidated, and shareholders thereof will own shares of the Acquiring Portfolio having an aggregate net asset value equal to the shares of the Target Portfolio held by that shareholder as of the close of regular trading on the New York Stock Exchange on the closing date of the Reorganization.

Both the Target Portfolio and the Acquiring Portfolio serve as underlying mutual funds for the Contracts issued by "Participating Insurance Companies." Each Participating Insurance Company holds assets invested in these Contracts in various separate accounts, each of which is divided into sub-accounts investing exclusively in a mutual fund or in a portfolio of a mutual fund. Therefore, Contract owners who have allocated their account values to applicable sub-accounts are indirectly invested in the applicable Portfolio through the Contracts and should consider themselves shareholders of the applicable Portfolio for purposes of this Prospectus/Proxy Statement.

Based on the factors set forth in the "Information About the Reorganization—Board Considerations" section, the Board has determined that the Reorganization is in the best interests of the shareholders of each of the Portfolios and has also concluded that no dilution in value would result to the shareholders of either Portfolio as a result of the Reorganization.

The Board, on behalf of the Target Portfolio and the Acquiring Portfolio, has approved the Plan and unanimously recommends that you vote to approve the Plan.

In deciding whether to vote to approve the Plan, you should consider the information considered by the Board and the information provided in this Prospectus/Proxy Statement.

INFORMATION ABOUT THE REORGANIZATION

This section describes the Reorganization of the Target Portfolio and the Acquiring Portfolio. This section is only a summary of the Plan. You should read the actual form of the Plan attached as Exhibit A.

Board Considerations

On August 23, 2024, the Board met to evaluate and consider the proposed Reorganization of the Target Portfolio, a series of the Trust, into the Acquiring Portfolio, also a series of the Trust. In connection with its consideration of whether to approve the Reorganization, the Board was provided with, among other information, presentations by management regarding the proposed Reorganization and information related to the Target Portfolio, the Acquiring Portfolio, and the Combined Portfolio. As part of their review process, the Trustees who are not interested persons of the Trust (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) (the "Independent Trustees") were represented by independent legal counsel. The Independent Trustees were provided with information both in writing and during oral presentations made at that meeting, including, among other matters, historical and projected asset flows, historical performance information, historical fee and expense information, and the projected fee and expense information of the Combined Portfolio following the Reorganization.

The Board, in reaching its decision to approve the Reorganization, considered a number of factors, including, but not limited to, the following:

•	The Portfolios have similar principal investment strategies and principal risks. Both Portfolios normally invest approximately 60% of their assets in equity strategies and 40% in fixed income strategies. Under normal circumstances, the Target Portfolio invests approximately 60% of its assets in equity securities and approximately 40% in fixed income securities. The Combined Portfolio is expected to allocate approximately 60% of its assets in a combination of domestic and international equity strategies and 40% in a combination of US fixed income, global hedged bond, and emerging market bond investment strategies.

•	The Combined Portfolio will be larger than the Target Portfolio with an estimated $25.7 billion based on net assets as of June 30, 2024;

•	Assuming the Repositioning, Reorganization, and the Management Fee Reduction had been in effect for the one-year period ended June 30, 2024, the pro forma total net operating expense ratio for the Combined Portfolio is lower than the total net operating expense ratio for the Target Portfolio;

•	The annualized estimated Target Portfolio shareholder savings from the Reorganization will be approximately $4.6 million, based on portfolio assets for a one-year period, based on current assets as of June 30, 2024;

•	The Portfolios currently have the same investment managers, although the Board noted that the Target Portfolio has a different mix of subadvisers than the Acquiring Portfolio (both currently and as repositioned);

•	The Target Portfolio and the Acquiring Portfolio each utilize the same custodian, distributor, Fund counsel, and independent public accounting firm, and that those would remain the same immediately after the Reorganization; and

•	The Reorganization is not expected to be a taxable event for U.S. federal income tax purposes for Contract owners.

For the foregoing reasons, the Board determined that the Reorganization would be in the best interests of the Target Portfolio and Acquiring Portfolio and that the interests of the Target Portfolio's and Acquiring Portfolio's Contract owners and shareholders would not be diluted as a result of the Reorganization. The Board, including a majority of the Independent Trustees, voted to approve the Reorganization and recommends that you vote "FOR" the Reorganization.

Closing of the Reorganization

If shareholders of the Target Portfolio approve the Plan, the Reorganization will take place after various conditions are satisfied by the Trust on behalf of the Target Portfolio and the Acquiring Portfolio. The Trust will determine a specific date for the actual Reorganization to take place, which is presently expected to occur on or about December 9, 2024. This is called the "Closing Date." If the shareholders of the Target Portfolio do not approve the Plan, the Reorganization will not take place for the Target Portfolio, and the Board will consider alternative courses of actions, as described above.

If the shareholders of the Target Portfolio approve the Plan, the Target Portfolio will deliver to the Acquiring Portfolio all of its assets on the Closing Date, the Acquiring Portfolio will assume all of the liabilities of the Target Portfolio on the Closing Date, and the Acquiring Portfolio will issue Acquiring Portfolio Shares to the Target Portfolio. The Acquiring Portfolio Shares received by the Target Portfolio will have an aggregate net asset value that is equal to the aggregate net asset value of the Target Portfolio shares that are outstanding immediately prior to the Reorganization. The Target Portfolio then will distribute the Acquiring Portfolio Shares to its shareholders and liquidate. The Participating Insurance Companies then will make a conforming exchange of units between the applicable sub-accounts in their separate accounts. As a result, shareholders of the Target Portfolio will beneficially own shares of the Acquiring Portfolio that, as of the date of the exchange, have an aggregate value equal to the dollar value of the assets delivered to the Target Portfolio. The stock transfer books of the Target Portfolio will be permanently closed on the Closing Date. Requests to transfer or redeem assets allocated to the Target Portfolio may be submitted at any time before the close of regular trading on the New York Stock Exchange on the Closing Date, and requests that are received in proper form prior to that time will be effected prior to the closing.

To the extent permitted by law, the Trust may amend the Plan without shareholder approval. The Trust may also agree to terminate and abandon the Reorganization at any time before or, to the extent permitted by law, after the approval by shareholders of the Target Portfolio.

Expenses of the Reorganization

All costs incurred in entering into and carrying out the terms and conditions of the Reorganization other than transaction costs, regardless of whether approved by shareholders, including (without limitation) outside legal counsel and independent registered public accounting firm costs and costs incurred in connection with the printing and mailing of the Prospectus/Proxy Statement and related materials, will be paid by the Manager or its affiliates, not the Target Portfolio or the Acquiring Portfolio. The estimated expenses for this Prospectus/Proxy Statement, including printing and mailing, the shareholder meeting, any proxy solicitation expenses, prospectus updates and proxy solicitation is $491,000.

The Manager currently expects that the repositioning will occur on or about the effective date of the Reorganization. As a result, the Manager currently estimates that the Reorganization may result in transaction costs of approximately $3.2 million (0.012% of net combined assets). The Combined Portfolio will bear the transaction costs related to the Reorganization.

Certain U.S. Federal Income Tax Considerations

For U.S. federal income tax purposes, each Portfolio is treated as a partnership that is not a "publicly traded partnership" as defined in Section 7704 of the Internal Revenue Code of 1986, as amended (the "Code"). If a Portfolio were not to qualify for such treatment, it could be subject to U.S. federal income tax at the Portfolio level, which may reduce the value of an investment therein. As a result of a Portfolio's treatment as a partnership that is not a publicly traded partnership, it is generally not itself subject to U.S. federal income tax. Instead, a Portfolio's income, gains, losses, deductions, credits and other tax items are "passed through" pro rata directly to the Participating Insurance Companies and retain the same character for U.S. federal income tax purposes (without regard as to whether such corresponding amounts are actually distributed from a Portfolio). Distributions may be made to the various separate accounts of the Participating Insurance Companies in the form of additional shares (not in cash).

Each Portfolio intends to comply with the diversification requirements of Section 817(h) of the Code and the U.S. Treasury regulations thereunder on separate accounts of insurance companies as a condition of maintaining the favorable tax status of the Contracts issued by separate accounts of Participating Insurance Companies. If a Portfolio does not meet such diversification requirements, the Contracts could lose their favorable tax treatment, and thus income and gain allocable to the Contracts could be currently taxable to shareholders of the Portfolio. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts.

Contracts owners should consult the applicable prospectus or description of the plan for a discussion and information on the tax consequences of the Contract, policy or plan. In addition, Contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in one of the Portfolios, including the application of state, local and non-U.S. taxes.

The Reorganization may entail various consequences, which are discussed below under the caption "U.S. Federal Income Tax Consequences of the Reorganization."

U.S. Federal Income Tax Consequences of the Reorganization

The following discussion is applicable to the Reorganization. The Reorganization is expected to be treated as a "partnership merger" under Section 708 of the Code and U.S. Treasury regulations promulgated thereunder. Very generally, pursuant to the partnership merger rules, for U.S. federal income tax purposes, (i) the Combined Portfolio is treated as a continuation of the Portfolio that has the greater net asset value on the Closing Date (the "Continuing Portfolio") and the other Portfolio is treated as terminating (the "Terminating Portfolio"), and (ii) the Terminating Portfolio is treated as contributing all of its assets and liabilities to the Continuing Portfolio in exchange for equity interests of the Continuing Portfolio and immediately thereafter distributing the Continuing Portfolio interests to the Terminating Portfolio shareholders in liquidation. Which of Target Portfolio and Acquiring Portfolio will be treated as the Terminating Portfolio and the Continuing Portfolio for U.S. federal income tax purposes depends on the relative sizes of the Portfolios at the time of the Reorganization and thus cannot be determined prior to the Reorganization. If the Reorganization had occurred on June 30, 2024, Acquiring Portfolio would have been treated as the Terminating Portfolio and Target Portfolio would have been treated as the Continuing Portfolio for U.S. federal income tax purposes.

The Reorganization is not expected to be a taxable event for U.S. federal income tax purposes for Contract owners. In addition, assuming the Contracts qualify for U.S. federal tax-deferred treatment applicable to certain variable insurance products, Contract owners generally should not have any reportable gain or loss for U.S. federal income tax purposes even if the Reorganization was a taxable transaction. It is a condition to each Portfolio's obligation to complete its Reorganization that the Portfolios will have received an opinion from Ropes & Gray LLP, counsel to the Portfolios, based upon representations made by the Trust on behalf of the Target Portfolio and the Acquiring Portfolio, existing provisions of the Code, U.S. Treasury regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, and certain assumptions, and subject to certain qualifications, substantially to the effect that:

1.  Under Section 723 of the Code, the Continuing Portfolio's tax basis in the assets of the Terminating Portfolio transferred to the Continuing Portfolio in the Reorganization should be the same as the Terminating Portfolio’s tax basis in such assets immediately prior to the Reorganization (except and to the extent provided in Section 704(c)(1)(C) of the Code with respect to contributions of "built in loss" property); and

2.  Under Section 1223(2) of the Code, the Continuing Portfolio’s holding periods in the assets received from the Terminating Portfolio in the Reorganization should include the Terminating Portfolio’s holding periods in such assets.

An opinion of counsel is not binding on the Internal Revenue Service or the courts. Shareholders of the Target Portfolio should consult their tax advisors regarding the tax consequences to them of the Reorganization in light of their individual circumstances.

A Contract owner should consult the prospectus for his or her Contract on the tax consequences of owning the Contract. Contract owners should also consult their tax advisors as to state, local and non-U.S. tax consequences, if any, of the Reorganization, because this discussion only relates to U.S. federal income tax consequences.

Characteristics of Acquiring Portfolio Shares

The Acquiring Portfolio Shares to be distributed to Target Portfolio shareholders will have substantially identical legal characteristics as shares of beneficial interest of the Target Portfolio with respect to such matters as voting rights, accessibility, conversion rights, and transferability.

The Target Portfolio and the Acquiring Portfolio are each organized as a series of the Trust. There are no material differences between the rights of shareholders of the Portfolios.

COMPARISON OF THE TARGET PORTFOLIO, THE ACQUIRING PORTFOLIO, AND THE COMBINED PORTFOLIO

Additional information regarding the Acquiring Portfolio's investments and risks, the management of the Acquiring Portfolio, the purchase and sale of Acquiring Portfolio shares, annual portfolio operating expenses, certain U.S. federal income tax considerations, and financial intermediary compensation is set forth in Exhibit B to this Prospectus/Proxy Statement.

Analysis of Investment Objectives and Principal Investment Strategies of the Portfolios

The investment objectives of the Target Portfolio and the Acquiring Portfolio are similar. The investment objective of the Target Portfolio is to seek a high level of total return by investing primarily in a diversified portfolio of equity and fixed income securities. The investment objective of the Acquiring Portfolio (both current and as repositioned) is to obtain the highest potential total return consistent with the Acquiring Portfolio's specified level of risk tolerance. The investment objectives of the Target Portfolio and the Acquiring Portfolio are non-fundamental, meaning that they can be changed by the Board without shareholder approval.

The Portfolios also have similar investment objectives and principal investment strategies. Each of the Target Portfolio and the Acquiring Portfolio, as repositioned, invests approximately 60% of its assets in equities and 40% of its assets in fixed income securities. The Target Portfolio and the Acquiring Portfolio, as repositioned, both allocate a portion of their assets to a liquidity strategy, invest in underlying pooled investment vehicles, including a Central Portfolio1, and both Portfolios are categorized by Lipper as mixed-asset target allocation moderate portfolio.

As explained above, effective on or about the date of the Reorganization, which is expected to be on or about December 9, 2024, the Acquiring Portfolio will be "repositioned," which will involve hiring Putnam, as a new subadviser to serve alongside PGIM QS, Jennison, PGIM FI and J.P. Morgan and making certain changes the Acquiring Portfolio's principal investment strategies. Effective on or about the effective date of the Reorganization, the Acquiring Portfolio's principal investment strategies will be revised to reflect the principal investment strategies of the Combined Portfolio as set forth below. The principal investment strategies of the Combined Portfolio will be substantially similar to the principal investment strategies of the Acquiring Portfolio. In addition, effective on such date, the contractual management fee for the Acquiring Portfolio will be reduced. The Manager will not move forward with the Repositioning or the Management Fee Reduction if the Reorganization is not approved.

	Target Portfolio	Acquiring Portfolio	Combined Portfolio
Investment Objective:	The investment objective of the Target Portfolio is to seek a high level of total return by investing primarily in a diversified portfolio of equity and fixed income securities.	The investment objective of the Acquiring Portfolio is to obtain the highest potential total return consistent with the Acquiring Portfolio's specified level of risk tolerance.	The investment objective of the Combined Portfolio is to obtain the highest potential total return consistent with its specified level of risk tolerance.

Principal Investment Strategies:

The Target Portfolio invests, under normal circumstances, approximately 60% of its total assets in equity securities and 40% in fixed income securities. This mix may vary over shorter time periods; the equity portion may range between 50-70% and the fixed income portion between 30-50%.

The Target Portfolio's subadviser, T. Rowe Price Associates, Inc., concentrates common stock investments in larger, more established companies, but the Target Portfolio may include small and medium-sized companies. Larger, more established companies are defined as companies with a market capitalization above $3 billion whereas smaller-sized companies are defined as having a maximum market capitalization of up to $3 billion, up to 50% of the equity portion may be invested in foreign (non-US dollar denominated) equity securities, and up to 10% of the equity portion may be allocated to a real assets segment.  The real assets segment invests with the intention of providing exposure to companies that focus on real asset investments. The fixed income portion of the Portfolio will be allocated among investment grade securities (50-100% of the fixed income portion); high yield or "junk" bonds (up to 30% of the fixed income portion); foreign (non-US dollar denominated) high-quality debt securities and emerging market securities (up to 50% of the fixed income portion); and cash reserves (up to 40% of the fixed income portion). The Portfolio may also invest in Treasury Inflation Protected Securities (TIPS).  Cash reserves may consist of US dollar and non-US dollar currencies. The Target Portfolio's maximum combined exposure to foreign equity and fixed income securities is 30% of the Portfolio’s net assets.

The Acquiring Portfolio's asset allocation generally provides for an allotment of approximately 60% of Portfolio assets to a combination of domestic and international equity strategies and an allotment of approximately 40% of Portfolio assets to a combination of US fixed income, global hedged bond, and emerging market bond investment strategies.

The asset allocation strategy is determined by the Manager and PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions), the subadviser to the Portfolio. As a general matter, PGIM Quantitative Solutions begins by constructing a neutral allocation for the Portfolio. Each neutral allocation initially divides the assets for the Portfolio across three broad-based securities benchmark indexes. These three benchmark indexes are the Russell 3000 Index, the MSCI Europe, Australasia and the Far East (EAFE) Index, and the Bloomberg US Aggregate Index. The neutral allocation will emphasize investments in the equity asset class. To achieve its investment strategies, the Acquiring Portfolio may invest in other pooled investment vehicles (collectively referred to as underlying portfolios). The selection of specific combinations of underlying portfolios for the Acquiring Portfolio generally will be determined by the Manager. The Manager will employ various quantitative and qualitative research methods to establish weighted combinations of underlying portfolios that are consistent with the neutral allocation for the Acquiring Portfolio. PGIM Quantitative Solutions will then perform its own forward-looking assessment of macroeconomic, market, financial, security valuation, and other factors. As a result of this assessment, PGIM Quantitative Solutions will further adjust the neutral allocation and the preliminary underlying portfolio weights for the Acquiring Portfolio based upon its views on certain factors.

The Combined Portfolio's asset allocation generally provides for an allotment of approximately 60% of Portfolio assets to a combination of domestic and international equity strategies and an allotment of approximately 40% of Portfolio assets to a combination of US fixed income, global hedged bond, and emerging market bond investment strategies.

The asset allocation strategy is determined by the Manager and PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions), the subadviser to the Portfolio. As a general matter, PGIM Quantitative Solutions begins by constructing a neutral allocation for the Portfolio. Each neutral allocation initially divides the assets for the Portfolio across three broad-based securities benchmark indexes. These three benchmark indexes are the Russell 3000 Index, the MSCI Europe, Australasia and the Far East (EAFE) Index (GD), and the Bloomberg US Aggregate Index. The neutral allocation will emphasize investments in the equity asset class. To achieve its investment strategies, the Portfolio may invest in other pooled investment vehicles (collectively referred to as underlying portfolios). The selection of specific combinations of underlying portfolios for the Portfolio generally will be determined by the Manager. The Manager will employ various quantitative and qualitative research methods to establish weighted combinations of underlying portfolios that are consistent with the neutral allocation for the Portfolio. PGIM Quantitative Solutions will then perform its own forward-looking assessment of macroeconomic, market, financial, security valuation, and other factors. As a result of this assessment, PGIM Quantitative Solutions will further adjust the neutral allocation and the preliminary underlying portfolio weights for the Portfolio based upon its views on certain factors.

Target Portfolio	Acquiring Portfolio	Combined Portfolio

In general, the Target Portfolio allocates approximately 15-25% of its net assets to a liquidity strategy, which is employed through an overlay sleeve. The liquidity strategy seeks to allow for the efficient management of Target Portfolio-level risk and changes in the Target Portfolio's asset levels, liquidity, and asset allocations. The liquidity strategy is also used to access and adjust exposures to various asset classes and underlying strategy allocations. The liquidity strategy is invested primarily in (i) derivative instruments including, but not limited to, mortgage TBAs (mortgage TBAs are "to be announced" mortgage derivatives), swaps, forwards, index futures, other futures contracts, and options thereon to provide liquid exposure to the applicable equity and fixed income benchmark indices and (ii) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements for the futures contracts and to provide additional portfolio liquidity to satisfy large-scale redemptions. The liquidity strategy may also invest in exchange-traded funds (ETFs) for additional exposure to relevant markets. The liquidity strategy may temporarily deviate from the allocation indicated due to redemptions in the Target Portfolio or other circumstances relevant to the Target Portfolio’s overall investment process.

In pursuing its investment objective, the Target Portfolio has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the Target Portfolio believes will provide an opportunity for substantial appreciation. These situations might arise when the Target Portfolio believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

The Target Portfolio may invest, without limitation, its assets in the AST T. Rowe Price Fixed Income Central Portfolio (the T. Rowe Price Central Portfolio). The T. Rowe Price Central Portfolio is a special type of investment vehicle for sole use by certain asset allocation portfolios, including the Target Portfolio. The T. Rowe Price Central Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in intermediate and long-term debt obligations and high-quality money market instruments. Rather than buy intermediate and long-term debt obligations and high-quality money market instruments directly, the Portfolio may invest in the T. Rowe Price Central Portfolio.

In addition to the Acquiring Portfolio's investment in those underlying portfolios, the Portfolio may also invest its assets in the AST PGIM Fixed Income Central Portfolio (the PGIM Central Portfolio). The PGIM Central Portfolio is a special type of investment vehicle for sole use by certain asset allocation portfolios, including the Portfolio. The PGIM Central Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in investment grade bonds. Rather than buy bonds directly, the Portfolio may invest in the PGIM Central Portfolio.

Under normal circumstances, the Acquiring Portfolio will invest up to 25% of its assets in underlying portfolios other than the PGIM Central Portfolio. The Portfolio may also invest without limit in the PGIM Central Portfolio. The remainder of the Portfolio’s assets will be managed directly by subadvisers to the Portfolio. Those percentages and allocations are subject to change by the Manager and PGIM Quantitative Solutions.

Included in the directly managed portion is an overlay strategy managed by PGIM Quantitative Solutions for liquidity and asset allocation purposes. The Acquiring Portfolio allocates approximately 15-25% of its net assets to the overlay strategy, which is employed through an overlay sleeve. The overlay strategy seeks to allow for the efficient management of portfolio-level risk and changes in the Acquiring Portfolio's asset levels, liquidity, and asset allocations. The overlay strategy is also used to access and adjust exposures to various asset classes and underlying strategy allocations. The overlay strategy is invested primarily in (i) derivative instruments including, but not limited to, swaps, forwards, index futures, other futures contracts, and options thereon to provide liquid exposure to the applicable equity and fixed income benchmark indices; and (ii) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements for the futures contracts and to provide additional portfolio liquidity to satisfy large-scale redemptions. The overlay strategy may also invest in ETFs for additional exposure to relevant markets. The overlay strategy may temporarily deviate from the allocation indicated due to redemptions in the Acquiring Portfolio or other circumstances relevant to the Acquiring Portfolio's overall investment process.

The Portfolio may invest in other pooled investment vehicles, including other portfolios of the Trust, other open-end or closed-end investment companies, and both active and passive exchange-traded funds (ETFs).

In addition to the Portfolio's investment in those underlying pooled investment vehicles, the Portfolio may also invest its assets in the AST PGIM Fixed Income Central Portfolio (the PGIM Central Portfolio). The PGIM Central Portfolio is a special type of investment vehicle for sole use by certain asset allocation portfolios, including the Portfolio. The PGIM Central Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in investment grade bonds. Rather than buy bonds directly, the Portfolio may invest in the PGIM Central Portfolio.

Under normal circumstances, the Portfolio will invest up to 25% of its assets in underlying portfolios other than the PGIM Central Portfolio. The Portfolio may also invest without limit in the PGIM Central Portfolio. The remainder of the Portfolio's assets will be managed directly by subadvisers to the Portfolio. Those percentages and allocations are subject to change by the Manager and PGIM Quantitative Solutions.

Included in the directly managed portion is an overlay strategy managed by PGIM Quantitative Solutions for liquidity and asset allocation purposes. The Portfolio allocates approximately 15-25% of its net assets to the overlay strategy, which is employed through an overlay sleeve. The overlay strategy seeks to allow for the efficient management of Portfolio-level risk and changes in the Portfolio's asset levels, liquidity, and asset allocations. The overlay strategy is also used to access and adjust exposures to various asset classes and underlying strategy allocations. The overlay strategy is invested primarily in (i) derivative instruments including, but not limited to, swaps, forwards, index futures, other futures contracts, and options thereon to provide liquid exposure to the applicable equity and fixed income benchmark indices; and (ii) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements for the futures contracts and to provide additional portfolio liquidity to satisfy large-scale redemptions. The overlay strategy may also invest in ETFs for additional exposure to relevant markets. The overlay strategy may temporarily deviate from the allocation indicated due to redemptions in the Portfolio or other circumstances relevant to the Portfolio’s overall investment process.

Principal Risks of the Portfolios

The table below compares the principal risks of investing in the Portfolios. All investments have risks to some degree, and it is possible that you could lose money by investing in each of the Portfolios. The Target Portfolio, the Acquiring Portfolio, and the Combined Portfolio have similar investment objectives and similar principal investment strategies. An investment in the Target Portfolio involves similar risks as an investment in the Acquiring Portfolio or the Combined Portfolio, as noted below. An investment in each of the Portfolios is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While each of the Portfolios makes every effort to achieve its objective, it can't guarantee success. To the extent the Portfolio invests in underlying investment companies or other underlying portfolios, the Portfolio may be exposed to these risks directly through securities and other investments held directly by the Portfolio or indirectly through investments made by underlying portfolios in which the Portfolio invests.

Principal Risks	Target Portfolio	Acquiring Portfolio	Combined Portfolio
Asset Allocation Risk. The Portfolio's overall allocations to stocks and bonds, and the allocations to the various asset classes and market sectors within those broad categories, could cause the Portfolio to underperform other funds with a similar investment objective. As a fund that has a larger allocation to equity securities relative to its fixed income allocation, the Portfolio's risk of loss and share price fluctuation (and potential for gain) will tend to be more closely aligned with funds investing a greater portion of assets in equity securities than with funds investing primarily in fixed income securities. Additionally, both equity and fixed income securities may decline in value. Any given investment strategy may fail to produce the intended results, and a Portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.	Yes	Yes	Yes
Asset-Backed and/or Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities primarily are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower-than-expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.	Yes	Yes	Yes
Asset Transfer Program Risk. Predetermined, nondiscretionary mathematical formulas used by the participating insurance companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses, and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser's ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels, and high operating expense ratios for the Portfolio. The asset flows could remove all or substantially all the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.	Yes	Yes	Yes
Bank Loan Investments Risk. A Portfolio's ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Portfolio to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Portfolio and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Portfolio may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Portfolio's access to collateral, if any, may be limited by bankruptcy laws. Loans that are secured and senior to other debtholders of a borrower tend to have more favorable loss recovery rates as compared to more junior types of below investment grade debt obligations and junior loans can involve a higher degree of risk than more senior loans. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Portfolio to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may have an impact on the length and timing of completing trades. To the extent the Portfolio invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be "securities" and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Portfolio, may not have the benefit of these protections.	No	Yes	Yes

Principal Risks	Target Portfolio	Acquiring Portfolio	Combined Portfolio
Blend Style Risk. A Portfolio's blend investment style may subject the Portfolio to risks of both value and growth investing. The portion of the Portfolio's portfolio that makes investments pursuant to a growth strategy may be subject to above-average market price fluctuations as a result of seeking high-quality stocks with good future growth prospects. The portion of the Portfolio's portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security's intrinsic value for long periods of time or that a stock judged to be undervalued may actually be appropriately priced. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Portfolio's assessment of market conditions or a company’s value is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor depending on market conditions. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Portfolio to underperform the market in general, its benchmark, and other mutual funds.	Yes	Yes	Yes
Credit Risk. This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, the counterparty to an investment or derivatives contract, or obligor of an obligation underlying an asset-backed security may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Litigation, legislation or other political events, business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's or obligor’s ability to make payments of principal and/or interest. The lower the credit quality of a bond, the more sensitive it is to credit risk, and the credit quality of an investment can deteriorate rapidly.	Yes	Yes	Yes
Covenant-Lite Risk. Some of the loans or debt obligations in which the Portfolio may invest or get exposure to may be "covenant-lite," which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms that allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Portfolio in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Portfolio may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Portfolio's exposure to losses may be increased, which could result in an adverse impact on the Portfolio’s net income and net asset value.	No	Yes	Yes
Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; the price of derivatives may be more volatile than the prices of traditional equity and debt securities; and changes in a derivative’s value may not correlate perfectly with the assets, rates, indices or instruments it is designed to hedge or closely track. The Portfolio is subject to a derivatives risk management program, which may limit the ability of the Portfolio to invest in derivatives.	Yes	Yes	Yes
Economic and Market Events Risk. Economic and market events risk is the risk that one or more markets in which the Portfolio invests will decline in value, including the possibility that the markets will decline sharply and unpredictably. While a Portfolio’s Manager or Subadviser(s) may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. Significant shocks to or disruptions of the financial markets or the economy, including those relating to general economic, political, or financial market conditions; significant or unexpected failures, near-failures or credit downgrades of key institutions; investor sentiment and market perceptions; unexpected changes in the prices of key commodities; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry or sector, could adversely affect the liquidity and volatility of securities held by the Portfolio. In periods of market volatility and/or declines, the Portfolio may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.	Yes	Yes	Yes

Principal Risks	Target Portfolio	Acquiring Portfolio	Combined Portfolio
Emerging Markets Risk. The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political, and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the ability of the manager or a Portfolio's subadviser(s) to evaluate local companies or their potential impact on a Portfolio's performance. Characteristics of emerging market economies can include heavy economic dependence on international aid, agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures and legal systems, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, volatile currency exchange rates, currency devaluations, runaway inflation, business practices that depart from norms for developed countries, and generally less liquid markets. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility, and valuation difficulties. Regulatory regimes outside of the US may not require or enforce corporate governance standards comparable to that of the US, which may result in less protections for investors in such issuers and make such issuers more susceptible to actions not in the best interest of the issuer or its investors. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions including, but not limited to, Asia, Latin America, the Middle East, Southern Europe, Eastern Europe, Africa and the region comprising the former Soviet Union. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures, and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.	Yes	Yes	Yes
Equity Securities Risk. The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer's financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.	Yes	Yes	Yes
Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.	Yes	Yes	Yes
Exchange-Traded Funds (ETF) Risk. An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objective, strategies, and policies. In addition, the market price of an ETF's shares may trade above or below its net asset value and there may not be an active trading market for an ETF’s shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.	Yes	Yes	Yes
Fixed Income Securities Risk. Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio's investment in fixed income securities will go down in value. In recent years, the Federal Open Market Committee (FOMC) began implementing increases to the federal funds interest rate and there may be further rate increases. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.	Yes	Yes	Yes
Foreign Investment Risk. Foreign markets tend to be more volatile than US markets and are generally not subject to regulatory requirements comparable to those in the US. Foreign securities include investments in securities of foreign issuers denominated in foreign currencies, as well as securities of foreign issuers denominated in US dollars and American Depositary Receipts. Foreign investment risk includes the risk that: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting and tax standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including, among others, military conflict, geopolitical developments, interruptions in the global supply chain, natural disasters, and outbreaks of infectious diseases.	Yes	Yes	Yes
Fund of Funds Risk. In addition to the risks associated with the investment in an underlying portfolio, the Portfolio is exposed to the investment objectives, investment risks, and investment performance of the underlying portfolios. The Portfolio is also subject to a potential conflict of interest between the Portfolio and its investment manager(s) and subadviser(s), which could impact the Portfolio. Moreover, the Portfolio will incur its pro rata share of the relevant underlying portfolios’ expenses, which will reduce the Portfolio’s performance.	Yes	Yes	Yes
High Yield Risk. Investments in fixed income instruments rated below investment grade and unrated instruments of similar credit quality (i.e., "high yield securities" or "junk bonds") may be more sensitive to interest rate, credit, call, and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics. An economic downturn generally leads to a higher non-payment rate, and a high yield investment may lose significant value before a default occurs.	Yes	Yes	Yes
Interest Rate Risk. The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolio may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolio's holdings may fall sharply. This is referred to as "extension risk." The Portfolio currently faces a heightened level of interest rate risk because of recent increases in interest rates in the US and globally. In recent years, the Federal Open Market Committee (FOMC) began implementing increases to the federal funds interest rate and there may be further rate increases. As interest rates rise, the value of fixed income investments typically decreases and there is risk that rates across the financial system also may rise. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. Interest rates may continue to increase, possibly suddenly and significantly, with unpredictable effects on the markets and the Portfolio's investments. The Portfolio may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.	Yes	Yes	Yes

Principal Risks	Target Portfolio	Acquiring Portfolio	Combined Portfolio
Large Company Risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the Portfolio to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.	Yes	No	Yes
Liquidity Allocation Risk. The Portfolio's liquidity strategy will result in a decrease in the amount of the Portfolio's assets held in underlying portfolios or individual securities and an increase in the amount invested in derivatives (e.g., futures and options) and in short-term money market instruments. Under certain market conditions, performance may be adversely affected as a result of this strategy.	Yes	Yes	Yes
Liquidity and Valuation Risk. The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to policies and procedures adopted and implemented by the Manager. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.	Yes	Yes	Yes
Market Capitalization Risk. Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the Portfolio may invest a portion of its assets in securities issued by small-cap companies, it is likely to be more volatile than a portfolio that focuses on securities issued by larger companies. Small-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, smaller companies are typically more sensitive to changes in overall economic conditions and their securities may be difficult to trade.	Yes	No	Yes
Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably in short periods of time. Investment techniques, risk analyses, and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, environmental disasters, natural disasters, sanctions, cybersecurity events, supply chain disruptions, political or civil instability, and public health emergencies, among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. There is no guarantee that the investment objective of the Portfolio will be achieved.	Yes	Yes	Yes
Portfolio Turnover Risk. A subadviser may engage in active trading on behalf of the Portfolio—that is, frequent trading of the Portfolio’s securities—in order to take advantage of new investment opportunities or yield differentials. The Portfolio’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.	Yes	No	No
Prepayment or Call Risk. Prepayment or call risk is the risk that issuers will prepay fixed-rate obligations held by the Portfolio when interest rates fall, forcing a Portfolio to reinvest in obligations with lower interest rates than the original obligations. Mortgage-related securities and asset-backed securities are particularly subject to prepayment risk.	Yes	No	Yes
Real Asset Risk. Investments in real asset industries and commodities may subject the Portfolio to greater volatility than investments in traditional securities. The Portfolio's investments in real asset industries and commodities may lose value as a result of adverse changes in, among other things, exploration and production spending, tax laws and government regulations, natural forces, global economic cycles, investor sentiment and international politics.	Yes	No	No
Real Estate Risk. Investments in real estate investment trusts (REITs) and real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate. Poor performance by the manager of the REIT and adverse changes to or inability to qualify for favorable tax laws will adversely affect the Portfolio. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Higher interest rates have a negative impact on real estate markets by increasing financing costs associated with purchasing new real estate or refinancing debt obligations. Additionally, occupancy rates for commercial real estate can reduce the value of existing real estate investments and rental income.	Yes	Yes	Yes
Regulatory Risk. The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the Securities and Exchange Commission (the SEC). Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector, or market.	Yes	Yes	Yes
Treasury Inflation-Protected Securities (TIPS) Risk. TIPS are fixed income securities issued by the US government, the principal amounts of which are periodically adjusted based upon changes in the rate of inflation. Inflation-protected debt securities, like TIPS, tend to react to changes in real interest rates. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to losses. TIPs are subject to inflation and deflation risk.	Yes	No	No

Analysis of the Fundamental Investment Policies of the Portfolios:

The Target Portfolio and the Acquiring Portfolio have substantially similar fundamental investment policies, but there are minor differences. The Acquiring Portfolio has a slightly more permissive policy to invest in commodity related derivatives contracts as compared to the Target Portfolio. While both the Target Portfolio and the Acquiring Portfolio are "diversified" investment companies under the 1940 Act, the Target Portfolio has a stated fundamental investment policy to be a diversified investment company whereas the Acquiring Portfolio does not. The Acquiring Portfolio and the Combined Portfolio will have identical fundamental investment policies. Fundamental investment policies may not be changed without a majority vote of shareholders as required by the 1940 Act.

Target Portfolio	Acquiring Portfolio and Combined Portfolio
Under its fundamental investment restrictions, the Target Portfolio may not:	Under its fundamental investment restrictions, the Acquiring Portfolio may not:
1. Issue senior securities except in compliance with the 1940 Act.	1. Same as Target Portfolio.
2. Borrow money except that the Target Portfolio may (i) borrow for non-leveraging, temporary or emergency purposes and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may or may be deemed to involve a borrowing, in a manner consistent with the Target Portfolio’s investment objective and policies, provided that the combination of (i) and (ii) shall not exceed 33 1⁄3% of the value of the Target Portfolio’s total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. For the avoidance of doubt, notwithstanding the foregoing, if the Target Portfolio elects to treat reverse repurchase agreements as derivative transactions, it shall comply with the requirements of Rule 18f-4 under the 1940 Act rather than being subject to the 33 1⁄3% limit. The Target Portfolio may borrow from persons to the extent permitted by applicable law, including the 1940 Act, or to the extent permitted by any exemption from the 1940 Act that may be granted by the SEC, or any SEC releases, no-action letters or similar relief or interpretive guidance.	2. Borrow money, except to the extent permitted by applicable law from time to time. Note: The 1940 Act currently permits an open-end investment company to borrow money from a bank so long as the ratio which the value of the total assets of the investment company (including the amount of any such borrowing), less the amount of all liabilities and indebtedness (other than such borrowing) of the investment company, bears to the amount of such borrowing is at least 300%. An open-end investment company may also borrow money from other lenders in accordance with applicable law and positions of the SEC and its staff. The Portfolio may engage in reverse repurchase arrangements without limit, subject to the requirements of Rule 18f-4 under the 1940 Act.
3. Purchase or sell physical commodities; except that it may enter into futures contracts and options thereon.	3. Purchase or sell physical commodities unless acquired as a result of the ownership of securities or instruments; provided that this restriction shall not prohibit the Acquiring Portfolio from (i) engaging in permissible options and futures transactions and forward foreign currency contracts in accordance with the Asset Allocation Portfolio's investment policies, or (ii) investing in securities of any kind.
4. Purchase the securities of any issuer if, as a result, more than 25% of the value of the Target Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry. For purposes of this limitation, investments in other investment companies shall not be considered an investment in any particular industry.	4. Purchase any security if, as a result, more than 25% of the value of the Acquiring Portfolio's assets would be invested in the securities of issuers having their principal business activities in the same industry; provided that this restriction does not apply to investments in obligations issued or guaranteed by the US Government or any of its agencies or instrumentalities or to municipal securities (or repurchase agreements with respect thereto). For purposes of this limitation, investments in other investment companies shall not be considered an investment in any particular industry.
5. Make loans, although the Target Portfolio may (i) purchase money market securities and enter into repurchase agreements; (ii) acquire publicly-distributed or privately placed debt securities and purchase debt; (iii) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33⅓% of the value of the Target Portfolio's total assets; and (iv) make loans of money to other investment companies to the extent permitted by the 1940 Act or any exemption there from that may be granted by the SEC or any SEC releases, no-action letters or similar relief or interpretive guidance.	5. Make loans, except that the Acquiring Portfolio may (i) lend portfolio securities in accordance with the Acquiring Portfolio's investment policies in amounts up to 33⅓% of the total assets of the Acquiring Portfolio taken at market value, (ii) purchase money market securities and enter into repurchase agreements, (iii) acquire publicly distributed or privately placed debt securities, and (iv) make loans of money to other investment companies to the extent permitted by the 1940 Act or any exemption therefrom that may be granted by the SEC or any SEC releases, no-action letters or similar relief or interpretive guidance.
6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Target Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).	6. Purchase or sell real estate unless acquired as a result of the ownership of securities or other instruments; provided that this restriction shall not prohibit the Acquiring Portfolio from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business.
7. Underwrite securities issued by other persons, except to the extent that the Target Portfolio may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.	7. Underwrite securities issued by other persons, except to the extent that the Acquiring Portfolio may be deemed to be an underwriter (within the meaning of the Securities Act of 1933, as amended, (the "1933 Act") in connection with the purchase and sale of portfolio securities.
8. Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 5% of the value of the Target Portfolio’s total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the US government, or any of its agencies or instrumentalities.

Target Portfolio	Acquiring Portfolio and Combined Portfolio
9. Purchase a security if, as a result, with respect to 75% of the value of the Target Portfolio's total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Target Portfolio (other than obligations issued or guaranteed by the US government, its agencies or instrumentalities).

Notes: The following notes should be read in connection with the above described fundamental policies. The notes are not fundamental policies.

With respect to investment restrictions (2) and (5), the Target Portfolio will not borrow or lend to any other fund unless it applies for and receives an exemptive order from the SEC, if so required, or the SEC issues rules permitting such transactions.

With respect to investment restriction (3), the Target Portfolio does not consider currency contracts on hybrid investments to be commodities.

For the purposes of investment restriction (4), United States federal, state or local governments, or related agencies and instrumentalities, are not considered an industry. Foreign governments are considered an industry.

For purposes of investment restriction (5), the Target Portfolio will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

Notes: If a restriction on the Acquiring Portfolio's investments is adhered to at the time an investment is made, a subsequent change in the percentage of the Acquiring Portfolio's assets invested in certain securities or other instruments, or a change in average duration of the Acquiring Portfolio's investment portfolio, resulting from changes in the value of the Portfolio's total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

With respect to investment restrictions (2) and (5), the Acquiring Portfolio will not borrow or lend to any other fund unless it applies for and receives an exemptive order from the SEC, if so required, or the SEC issues rules permitting such transactions.

With respect to investment restriction (5), the restriction on making loans is not considered to limit an Asset Allocation Portfolio's investments in loan participations and assignments.

With respect to investment restriction (4), the Acquiring Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security for purposes of determining the percentage of the Portfolio's assets invested in the securities of issuers in a particular industry.

Performance of the Target Portfolio

A number of factors, including risk, can affect how the Target Portfolio performs. The information below provides some indication of the risks of investing in the Target Portfolio by showing changes in its performance from year to year, and by showing how its average annual returns over various time periods compare with those of a broad-based securities market index that reflects the performance of the overall market applicable to the Target Portfolio and an additional index that represents the market sectors in which the Target Portfolio primarily invests. Past performance does not mean that the Target Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and tables are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

The table also demonstrates how the Target Portfolio's average annual returns compare to the returns of a custom blended index which consists of the Russell 3000 Index (45%), MSCI Europe, Australasia and the Far East (EAFE) Index (GD) (15%) and Bloomberg US Aggregate Index (40%). The Manager determined the weight of each index comprising the blended index.

BEST QUARTER: 15.32% (2nd Quarter of 2020) WORST QUARTER: -16.26% (1st Quarter of 2020)

Average Annual Total Returns (as of December 31, 2023)

	1 YEAR	5 YEARS	10 YEARS
Target Portfolio	16.86%	8.37%	6.40%
Custom Blended Index (reflects no deduction for fees, expenses or taxes)	16.50%	8.77%	6.81%
Broad-Based Securities Market Index: S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%

Average Annual Total Returns (as of June 30, 2024)

	1 YEAR	5 YEARS	10 YEARS
Target Portfolio	13.60%	7.15%	6.56%
Custom Blended Index (reflects no deduction for fees, expenses or taxes)	13.03%	7.48%	6.91%
Broad-Based Securities Market Index: S&P 500 Index (reflects no deduction for fees, expenses or taxes)	24.56%	15.05%	12.86%

Performance of the Acquiring Portfolio

A number of factors, including risk, can affect how the Acquiring Portfolio performs. The information below provides some indication of the risks of investing in the Acquiring Portfolio by showing changes in its performance from year to year, and by showing how its average annual returns over various time periods compare with those of a broad-based securities market index that reflects the performance of the overall market applicable to the Acquiring Portfolio and an additional index that represents the market sectors in which the Acquiring Portfolio primarily invests. Past performance does not mean that the Acquiring Portfolio will achieve similar results in the future.

The returns presented in the tables below for the Acquiring Portfolio only reflect the performance of Jennison, PGIM FI, Wellington, MFS, J.P. Morgan and PGIM QS, the current subadvisers to the Acquiring Portfolio. On or about to the date of the Reorganization, which is expected to be on or about December 9, 2024, the Acquiring Portfolio will be "repositioned," which will involve replacing MFS and Wellington with Putnam as a new subadviser to serve alongside PGIM QS, Jennison, PGIM FI and J.P. Morgan. The Repositioning is not reflected in the performance information provided below.

The annual returns and average annual returns shown in the chart and tables are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

The table also demonstrates how the Acquiring Portfolio's average annual returns compare to the returns of a custom blended index which consists of the Russell 3000 Index (48%), Bloomberg US Aggregate Index (40%) and MSCI Europe, Australasia and the Far East (EAFE) Index (GD) (12%). The Manager determined the weight of each index comprising the blended index.

BEST QUARTER: 13.50% (2nd Quarter of 2020) WORST QUARTER: -14.26% (1st Quarter of 2020)

Average Annual Total Returns (as of December 31, 2023)

	1 YEAR	5 YEARS	10 YEARS
Acquiring Portfolio	15.77%	7.86%	6.14%
Custom Blended Index (reflects no deduction for fees, expenses or taxes)	16.70%	8.96%	7.00%
Broad-Based Securities Market Index: S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%

Average Annual Total Returns (as of June 30, 2024)

	1 YEAR	5 YEARS	10 YEARS
Acquiring Portfolio	13.89%	6.82%	6.40%
Custom Blended Index (reflects no deduction for fees, expenses or taxes)	13.35%	7.69%	7.13%
Broad-Based Securities Market Index: S&P 500 Index (reflects no deduction for fees, expenses or taxes)	24.56%	15.05%	12.86%

Capitalizations of the Target Portfolio and the Acquiring Portfolio Before and After Reorganization

The following table sets forth, as of June 30, 2024: (i) the capitalization of the Target Portfolio, (ii) the capitalization of the Acquiring Portfolio, and (iii) the capitalization of the Combined Portfolio as adjusted to give effect to the Reorganization.

	Target Portfolio (unaudited)	Acquiring Portfolio (unaudited)	Adjustments		Combined Portfolio (Pro Forma Surviving) (unaudited)
Net assets	$13,946,887,915	$11,801,181,139			$25,748,069,054
Total shares outstanding	314,989,827	438,815,454	203,674,655	(a)	957,479,936
Net asset value per share	$44.28	$26.89			$26.89

(a)   Reflects the change in shares of the Target Portfolio upon conversion into the Acquiring Portfolio. Shareholders of the Target Portfolio would become shareholders of the Acquiring Portfolio, receiving shares of the Acquiring Portfolio equal to the value of their holdings in the Target Portfolio immediately prior to the Reorganization.

MANAGEMENT OF THE TARGET PORTFOLIO,
THE ACQUIRING PORTFOLIO, AND THE COMBINED PORTFOLIO

This section provides more information about: (i) PGIM Investments and ASTIS, (ii) T. Rowe Price Associates, T. Rowe Price International and T. Rowe Price Australia as subadvisers to the Target Portfolio, (iii) PGIM QS, Jennison, PGIM FI, J.P. Morgan, MFS, and Wellington as subadvisers to the Acquiring Portfolio, and (iv) Putnam, PGIM QS, Jennison, PGIM FI and J.P. Morgan as subadvisers to the Combined Portfolio.

Investment Management Arrangements

The Target Portfolio and the Acquiring Portfolio (currently and following the Repositioning) are managed by both PGIM Investments, 655 Broad Street, Newark, NJ 07102, and ASTIS, One Corporate Drive, Shelton, Connecticut 06484. For ease of reference, the term "Manager" is used to refer to both PGIM Investments and ASTIS.

As of August 31, 2024, PGIM Investments served as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, and as administrator to closed-end investment companies, with aggregate assets of approximately [$XX]. PGIM Investments is an indirect wholly-owned subsidiary of PIFM Holdco, LLC, which is a wholly-owned subsidiary of PGIM Holding Company, which is a wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential"). PGIM Investments has been in the business of providing advisory services since 1996.

As of August 31, 2024, ASTIS served as investment manager to certain Prudential U.S. open-end investment companies with aggregate assets of approximately [$XX]. ASTIS is a subsidiary of Prudential Annuities Holding Company, Inc., which is a subsidiary of Prudential Annuities, Inc., a subsidiary of Prudential. ASTIS has been in the business of providing advisory services since 1992.

The Investment Management Agreements between the Manager and the Trust on behalf of the Target Portfolio and the Acquiring Portfolio (the "Management Agreements"), provide that the Manager will furnish the Target Portfolio and the Acquiring Portfolio with investment advice and administrative services subject to the oversight of the Board and in conformity with the stated principal investment strategies of the Target Portfolio and the Acquiring Portfolio. The Manager must also provide, or obtain and supervise, the executive, administrative, accounting, custody, transfer agent, and shareholder servicing services to each Portfolio.

The Trust uses a "manager-of-managers" structure. That means that the Manager has engaged the subadvisers to conduct the investment programs of the Target Portfolio and the Acquiring Portfolio, including the purchase, retention and sale of portfolio securities and other financial instruments. The Manager is responsible for monitoring the activities of the subadvisers and reporting on such activities to the Trustees. The Trust has obtained an exemptive order from the SEC that permits the Manager, subject to approval by the Board, to hire or change subadvisers for the Target Portfolio and the Acquiring Portfolio by entering into new subadvisory agreements with affiliated and non-affiliated subadvisers, without obtaining shareholder approval of such changes. This exemptive order (which is similar to exemptive orders granted to other investment companies that are organized in a manner similar to the Trust) is intended to facilitate the efficient supervision and management of the subadvisers by the Manager and the Trustees.

If there is more than one subadviser for a Portfolio, the Manager will normally determine the division of the assets for the Portfolio among the applicable subadvisers. All daily cash inflows (that is, purchases and reinvested distributions) and outflows (that is, redemptions and expense items) will be divided among such subadvisers as the Manager deems appropriate. The Manager may, in its discretion, change the target allocation of assets among subadvisers, transfer assets between subadvisers, or change the allocation of cash inflows or cash outflows among subadvisers for any reason and at any time without notice. As a consequence, the Manager may allocate assets or cash flows from a portfolio segment that has appreciated more to another portfolio segment.

Reallocations of assets among the subadvisers and the Manager may result in additional costs since sales of securities may result in higher portfolio turnover. Also, because the subadvisers and the Manager select portfolio securities independently, it is possible that a security held by a portfolio segment may also be held by another portfolio segment of a Portfolio or that certain subadvisers or the Manager may simultaneously favor the same industry. The Manager will monitor the overall portfolio to ensure that any such overlaps do not create an unintended industry concentration. In addition, if a subadviser buys a security as another subadviser or the Manager sells it, the net position of a Portfolio in the security may be approximately the same as it would have been with a single portfolio and no such sale and purchase, but the applicable Portfolio will have incurred additional costs. The Manager will consider these costs in determining the allocation of assets or cash flows. The Manager will consider the timing of asset and cash flow reallocations based upon the best interests of each of the Portfolios and its shareholders.

A discussion regarding the basis for the Board's approvals of the Management Agreements and the subadvisory agreements are available in the semi-annual reports (for agreements approved during the six-month period ended June 30) and in the annual reports (for agreements approved during the six-month period ended December 31).

Subadvisers of the Target Portfolio and the Acquiring Portfolio. The Target Portfolio is subadvised by T. Rowe Price Associates, T. Rowe Price International and T. Rowe Price Australia. The Acquiring Portfolio is subadvised by PGIM QS, Jennison, PGIM FI, J.P. Morgan, MFS, and Wellington and is sub-subadvised by PGIM Limited. The SAI provides additional information about the portfolio managers responsible for the day-to-day management of each of the Portfolios, the portfolio manager's compensation, other accounts that each portfolio manager manages, and ownership of portfolio securities by each portfolio manager. If the Reorganization is approved, the Combined Portfolio will be subadvised by Putnam, PGIM QS, Jennison, PGIM FI and J.P. Morgan.

Descriptions of the subadvisers and the portfolio managers are set forth below:

Target Portfolio

T. Rowe Price Associates is a wholly-owned subsidiary of T. Rowe Price Group, Inc. T. Rowe Price and its affiliates managed approximately [$XX] in assets as of August 31, 2024. T. Rowe Price's address is 100 East Pratt Street, Baltimore, Maryland 21202.

T. Rowe Price International was organized in 2000 as a United Kingdom corporation and is a wholly owned subsidiary of T. Rowe Price Associates. In 2010, the corporation changed its name from T. Rowe Price Global Investment Services Limited to T. Rowe Price International Ltd. T. Rowe Price International is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, and is also registered or licensed with the U.K. Financial Conduct Authority, the Kanto Local Finance Bureau, and the Financial Services Agency of Japan, among other regulators. T. Rowe Price International is headquartered in London at 60 Queen Victoria Street, London EC4N 4TZ United Kingdom, and has several other branch offices around the world.

T. Rowe Price Australia a wholly owned subsidiary of T. Row Price International, was organized as an Australian public company limited by shares in 2017 and holds an Australian Financial Services License issued by the ASIC (for wholesale and retail clients with financial product). T. Rowe Price Australia is responsible for marketing and client servicing of clients based in Australia and New Zealand. T. Rowe Price Australia may delegate investment management responsibilities to a T. Rowe Price Investment Adviser may delegate investment management responsibilities to T. Rowe Price Australia. T. Rowe Price Australia is the investment manager of the T. Rowe Price Australian Unit Trusts and is also registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. T. Rowe Price Australia’s address is Governor Phillip Tower, Level 28, 1 Farrer Place, Sydney NSW 2000, Australia.

The portfolio managers from T. Rowe Price Associates, T. Rowe Price International and T. Rowe Price Australia who are jointly and primarily responsible for the day-to-day management of the Target Portfolio are Charles M. Shriver, CFA, Toby M. Thompson, CFA, CAIA and Christina Noonan.

Charles M. Shriver is a vice president of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc. He is a portfolio manager for several asset allocation portfolios within the Asset Allocation Group. He is the president of the Global Allocation, Balanced, and Spectrum Allocation Funds and chairman of their Investment Advisory Committees.  Charles is also a member of the Investment Advisory Committee for the Real Assets Fund. He is Co-Chair of the Asset Allocation Committee and has been with the firm since 1991. Charles earned a BA in economics and rhetoric/communications studies from the University of Virginia, an MSF in finance from Loyola University Maryland, and a graduate diploma in public economics from Stockholm University. He has earned the Chartered Financial Analyst designation.

Toby M. Thompson is a vice president of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc. He is a portfolio manager within the Multi-Asset Division. He serves as co-portfolio manager of the Managed Volatility Strategy and is a member of the Investment Advisory Committees of the Global Allocation Fund, Balanced Fund, Spectrum Allocation Funds, and Spectrum Funds. Prior to joining the firm in 2007, he served as director of investments of the I.A.M. National Pension Fund. Before joining the I.A.M. National Pension Fund, Toby was a principal with Brown Investment Advisory, where he worked in fixed income research, served as director of open architecture and asset allocation, and was a member of the firm's Strategic Investment Committee. Toby earned a BS in business and economics from Towson University and an MBA in finance from Loyola University Maryland. He has earned his Chartered Financial Analyst (CFA) and Chartered Alternative Investment Analyst (CAIA) designations.

Christina Noonan is an associate portfolio manager in the Multi-Asset Division. She is a member of the Investment Advisory Committee of the Global Allocation Fund. Christina is a vice president of T. Rowe Price Associates, Inc.  Christina's investment experience began in 2012, and she has been with T. Rowe Price since 2015, beginning in the Fixed Income Division. Prior to this, Christina was employed by KPMG Advisory in the consulting services group, specializing in mergers and acquisitions.  Christina earned a B.S., summa cum laude, in finance and accounting and an M.B.A. from Syracuse University, Whitman School of Management. Christina also has earned the Chartered Financial Analyst® designation.

Acquiring Portfolio and Combined Portfolio

PGIM Investments (Acquiring Portfolio and Combined Portfolio). Brian Ahrens, Andrei Marinich, CFA, and Todd L. Kerin are jointly and primarily responsible for the Acquiring Portfolio's and the Combined Portfolio's manager allocations.

Brian Ahrens is a Senior Vice President and Head of the Strategic Investment Research Group of PGIM Investments. He focuses on portfolio risk oversight, manager fulfillment, and the allocation of assets among managers. Mr. Ahrens oversees a staff of 17 investment professionals who focus on investment consulting, portfolio construction, and risk oversight activities. Mr. Ahrens has been with Prudential for over 15 years. Mr. Ahrens earned his MBA in Finance from the Stern School of Business at New York University. He graduated from James Madison University with a double major in Finance and German. He is series 7, series 24 and series 63 certified, and CIMA certified.

Andrei Marinich, Portfolio Manager, serves as Head of Portfolio Construction for PGIM Investments’ Strategic Investment Research Group. This team is responsible for the discretionary management and risk oversight of multi-manager investment solutions. Solutions include; multi-manager single asset class, liquid alternative, multi-asset target risk and outcome oriented allocation portfolios. Prior to joining Prudential in 2000, Andrei worked for PaineWebber, Inc. (UBS) and its subsidiaries as an investment manager research analyst and prior as a senior portfolio analyst at Mitchell Hutchins Asset Management. Andrei began his investment career with Merrill Lynch in 1991. A member of the CFA Society New York and the CFA Institute, Andrei is a graduate of Rutgers University with a degree in Economics and holds the Chartered Financial Analyst (CFA) designation and the Certified Investment Management Analyst (CIMA) designation from the Wharton School of the University of Pennsylvania and the Investments & Wealth Institute.

Todd L. Kerin is a Vice President and member of the Strategic Investment Research Group’s (SIRG) Portfolio Construction team. He focuses on the discretionary management of multi-manager investment solutions including risk budgeting and manager allocation within both traditional and alternative asset classes. Mr. Kerin joined PGIM Investments and SIRG in October 2006 as an investment manager research analyst. Prior to joining SIRG, he spent 12 years with Standard and Poor’s working in various capacities. Most recently, he worked as a senior fixed income mutual fund analyst in S&P’s Credit Market Services Group. Mr. Kerin received his M.B.A. in Finance from Saint Thomas Aquinas College and a B.A. in English Literature from Western New England University.

PGIM Quantitative Solutions (Acquiring Portfolio and Combined Portfolio). PGIM QS is a registered investment adviser, is a wholly-owned and independently-operated subsidiary of PGIM, the global investment management businesses of Prudential. The firm was founded in 1975 as the quantitative equity and multi-asset business of PGIM, Inc. As of August 31, 2024, PGIM Quantitative Solutions managed approximately [$XX] in quantitative equity and multi-asset for a global client base of pension funds, endowments, foundations, sovereign wealth funds and subadvisory accounts. With offices in Newark, San Francisco* and London, PGIM Quantitative Solutions’ primary address is 655 Broad, Newark, New Jersey 07102.

*PGIM Quantitative Solutions does not conduct investment advisory activities from this location.

PGIM Quant portfolio managers who are jointly and primarily responsible for the asset allocation strategy for the Acquiring Portfolio and Combined Portfolio are George N. Patterson, PhD, CFA, CFP, Joel M, Kallman, CFA, Marco Aiolfi, PhD, and Edward J. Tostanoski III, CFA.

George N. Patterson, PhD, CFA, CFP, is a Managing Director and the Chief Investment Officer for PGIM Quantitative Solutions. In this capacity, he oversees all portfolio management and research efforts for both the Quantitative Equity and Multi-Asset teams. Prior to his current role, George was the Co-Head of PGIM Quantitative Solutions’ Quantitative Equity team, overseeing portfolio management, investment research and new product development. Before joining PGIM Quantitative Solutions, George was a Managing Director, Corporate Strategy, at Axioma, Inc., focusing on identifying buy-side trends and market opportunities. Previously, he was the Chief Investment Officer for Quantitative Investments at Bank of Montreal Global Asset Management, with responsibilities across global equities and multi-asset strategies spanning stand-alone asset allocation funds, FX overlays, retail fund of funds and ETF-based multi-asset solutions. In addition, George was a Co-Founder and Managing Partner at Menta Capital LLC, a California-based quantitative equity hedge fund, and a Senior Portfolio Manager in equity market neutral strategies at Barclays Global Investors. He began his career at NASA’s Jet Propulsion Laboratory. George earned a BS in physics from the Massachusetts Institute of Technology and a PhD in physics from Boston University.

Joel M. Kallman, CFA, is a Vice President and Portfolio Manager for PGIM Quantitative Solutions working within the Multi-Asset team. He is responsible for portfolio management and investment strategy.  Prior to joining PGIM Quantitative Solutions, Joel held various positions for PGIM Fixed Income that involved high-yield credit analysis and performance reporting. He earned a BS and MBA in finance from Rutgers University. Joel is a member of the CFA Society New York.

Marco Aiolfi, PhD, Marco Aiolfi, PhD, is a Managing Director and Head of PGIM Quantitative Solutions’ Multi-Asset team. He spearheads the group’s strategic initiatives and is responsible for portfolio management, research, product development of the multi-asset platform. Prior to his current role, Marco was the Head of Systematic Multi-Asset Strategies, overseeing research, development and portfolio management of systematic total and absolute return investment solutions. Before joining PGIM Quantitative Solutions, Marco was a Lead Portfolio Manager and Researcher for GTAA and volatility strategies for the Quantitative Investment Strategies team at Goldman Sachs Asset Management, and a Principal at Platinum Grove Asset Management. Previously, Marco was a research scholar at the University of California, San Diego, and a visiting scholar at the International Monetary Fund. Marco’s articles have appeared in several journals including the Journal of Econometrics, Journal of Financial Econometrics, Journal of Development Economics, Journal of Forecasting, Journal of Investment Management and the Journal of Portfolio Management.  He earned a BA in economics and a PhD in economics from Bocconi University in Italy.

Edward J. Tostanoski III, CFA is a Principal and Portfolio Manager for PGIM Quantitative Solutions working within the Multi-Asset team. He is responsible for portfolio management, investment strategy, portfolio design, and multi-asset research. Prior to joining PGIM Quantitative Solutions, Ed was a Portfolio Manager and Researcher for Global Macro strategies, including strategic asset allocation and tactical models for trading within and across asset classes, at Goldman Sachs Asset Management, on their Quantitative Investment Strategies and Global Portfolio Solutions teams. He earned a BSE in operations research and financial engineering from Princeton University.

Jennison Associates LLC (Acquiring Portfolio and Combined Portfolio). Jennison is organized under the laws of Delaware as single member limited liability company whose sole member is PGIM, Inc., which is a direct, wholly-owned subsidiary of PGIM Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc. As of August 31, 2024, Jennison managed in excess of $XX in assets for institutional, mutual fund and certain other clients. Jennison's address is 466 Lexington Avenue, New York, New York 10017.

PGIM, Inc. (Acquiring Portfolio and Combined Portfolio). PGIM is an indirect, wholly-owned subsidiary of Prudential Financial, Inc. PGIM was formed in June 1984 and was registered with the SEC as an investment adviser in December 1984. The Fixed Income unit of PGIM (PGIM Fixed Income) is the principal public fixed income asset management unit of PGIM. As of August 31, 2024, PGIM had approximately [$XX] in assets under management. PGIM's address is 655 Broad Street, Newark, New Jersey 07102.

PGIM Fixed Income (Acquiring Portfolio and Combined Portfolio). PGIM Fixed Income is the primary public fixed-income asset management unit of PGIM, with [$XX] in assets under management as of August 31, 2024, and is the unit of PGIM that provides investment advisory services.*

PGIM Fixed Income’s investment strategies include but are not limited to the following: multi-sector, investment grade credit, securitized products, leverage finance, emerging markets and alternative strategies.

*  PGIM Fixed Income’s assets under management includes the assets under management of PGIM Limited.

PGIM Limited (Acquiring Portfolio and Combined Portfolio). PGIM Limited is an indirect, wholly-owned subsidiary of PGIM. PGIM Limited is located at Grand Buildings, 1-3 Strand, Trafalgar Square, London WC2N 5HR. PGIM Limited provides investment advisory services with respect to securities in certain foreign markets. As of August 31, 2024, PGIM Limited managed approximately [$XX] in assets.

J.P. Morgan Investment Management Inc.) (Acquiring Portfolio and Combined Portfolio). J.P. Morgan is an indirect wholly-owned subsidiary of J.P. Morgan Chase Co., a publicly held bank holding company and global financial services firm. J.P. Morgan manages assets for governments, corporations, endowments, foundations and individuals worldwide. As of August 31, 2024, J.P. Morgan and its affiliated companies had approximately [$XX] in assets under management worldwide. J.P. Morgan's address is 383 Madison Avenue, New York, NY 10179.

Massachusetts Financial Services Company (Acquiring Portfolio only). MFS is the oldest US mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). The principal address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199. Net assets under management of the MFS organization were approximately [$XX] as of August 31, 2024.

Wellington Management Company LLP (Acquiring Portfolio only). Wellington is a Delaware limited liability partnership. Wellington is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington and its predecessor organizations have provided investment advisory services for over 90 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of August 31, 2024, Wellington had investment management authority with respect to approximately [$XX] in assets. The address of Wellington is 280 Congress Street, Boston, Massachusetts 02210.

Putnam Investment Management, LLC (Combined Portfolio only) Putnam Investments is a Delaware limited liability company formed on November 29, 2000 and based in Boston, MA. Putnam Investments is registered as an investment advisor with the SEC under the Investment Advisers Act of 1940. Putnam Investments serves as an adviser and administrator for the Putnam Funds and Putnam 529 for America.

Putnam Investments is a wholly-owned subsidiary of Putnam U.S. Holdings I, LLC, which is a wholly-owned subsidiary of Templeton Worldwide, Inc., which is a wholly-owned subsidiary of Legg Mason, Inc., which is a wholly-owned subsidiary of Franklin Resources, Inc. As of August 31 2024, Putnam Investments managed total assets of $XX.

Additional Information About the Portfolio Managers—Compensation and Conflicts of Interest. For each portfolio manager that will be responsible for the day-to-day portfolio management of the Combined Portfolio if the Reorganization is approved, the SAI corresponding to this Prospectus/Proxy Statement contains an explanation of the structure of, and method(s) used by each of PGIM QS, Jennison, PGIM FI, J.P. Morgan, and Putnam to determine portfolio manager compensation, an explanation of any material conflicts of interest that may arise between a portfolio manager's management of the Combined Portfolio's investments and investments in other accounts. The SAI of the Trust also contains this information with respect to each portfolio manager primarily responsible for the day-to-day portfolio management of the Target Portfolio and the Acquiring Portfolio.

Portfolio Managers: Other Accounts—Additional Information About the Portfolio Managers—Other Accounts and Share Ownership. The SAI corresponding to this Prospectus/Proxy Statement provides additional information about the compensation for each portfolio manager that is primarily responsible for the day-to-day management of the Combined Portfolio, other accounts managed by those portfolio managers, and ownership of Trust securities by those portfolio managers. The SAI of the Trust also provides this information with respect to each portfolio manager that is primarily responsible for the day-to-day management of the Target Portfolio and the Acquiring Portfolio.

Contractual and Effective Investment Management Fee Rates for the Portfolios

The contractual investment management fee rates for the Target Portfolio, the Acquiring Portfolio, and the Combined Portfolio are set forth below:

AST T. Rowe Price Asset Allocation Portfolio

0.6825% of average daily net assets to $300 million;

0.6725% on next $200 million of average daily net assets;

0.6625% on next $250 million of average daily net assets;

0.6525% on next $2.5 billion of average daily net assets;

0.6425% on next $2.75 billion of average daily net assets;

0.6125% on next $4 billion of average daily net assets;

0.5925% on next $2.5 billion of average daily net assets;

0.5725% on next $2.5 billion of average daily net assets;

0.5525% on next $5 billion of average daily net assets;

0.5325% over $20 billion of average daily net assets

AST Balanced Asset Allocation Portfolio†

0.7325% of average daily net assets to $300 million;

0.7225% on next $200 million of average daily net assets;

0.7125% on next $250 million of average daily net assets;

0.7025% on next $2.5 billion of average daily net assets;

0.6925% on next $2.75 billion of average daily net assets;

0.6625% on next $4 billion of average daily net assets;

0.6425% on next $2.5 billion of average daily net assets;

0.6225% on next $2.5 billion of average daily net assets;

0.6025% on next $5 billion of average daily net assets;

0.5825% on next $5 billion of average daily net assets;

0.5625% on next $5 billion of average daily net assets;

0.5425% on next $5 billion of average daily net assets;

0.5225% on next $5 billion of average daily net assets; and

0.5025% over $40 billion of average daily net assets

The Combined Portfolio (effective as of the Reorganization date)*†

0.6225% of average daily net assets to $15 billion;

0.6025% on next $5 billion of average daily net assets;

0.5825% on next $5 billion of average daily net assets;

0.5625% on next $5 billion of average daily net assets;

0.5425% on next $5 billion of average daily net assets;

0.5225% on next $5 billion of average daily net assets;

0.5025% over $40 billion of average daily net assets

*At the Board meeting held on August 23, 2024, the Board approved an amendment to the Management Agreement between the Manager and the Acquiring Portfolio to reflect a reduction in the contractual management fee rates for the Acquiring Portfolio, effective as of the date of the Reorganization (which is expected to be on or about December 9, 2024).

†The Manager will aggregate assets with the AST Academic Strategies Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, and AST Preservation Asset Allocation Portfolio for the purpose of calculating the management fee for each Portfolio.

Assuming completion of the Reorganization and based on the assets under management for each of the Portfolios as of June 30, 2024, the effective management fee rate for the Combined Portfolio would be 0.58% based on the revised contractual investment management fee rate of the Acquiring Portfolio. Additionally, as noted earlier, based on the current assets under management for each of the Portfolios as of June 30, 2024, and assuming completion of the Reorganization on that date and taking into account the revised management fee, the pro forma annualized total net expense ratio for the Combined Portfolio is lower than the annualized total net expense ratio of the Target Portfolio.

Management Fees

Set forth below are the total effective annualized management fees paid (as a percentage of average net assets) net of waivers by each Portfolio to the Manager during 2023:

Portfolio	Total Effective Annualized Management Fees Paid
Target Portfolio	0.61%
Acquiring Portfolio	0.55%

VOTING INFORMATION

Approval of the Reorganization requires approval by a majority of the outstanding voting securities of the Target Portfolio, as defined by the 1940 Act. For purposes of the 1940 Act, a majority of the Target Portfolio's outstanding voting securities is the lesser of (i) 67% of the Target Portfolio's outstanding voting securities represented at a meeting at which more than 50% of the Target Portfolio's outstanding voting securities are present in person or represented by proxy, or (ii) more than 50% of the Target Portfolio's outstanding voting securities. Each Contract owner will be entitled to give voting instructions equivalent to one vote for each full share, and a fractional vote for each fractional share, of the Target Portfolio beneficially owned at the close of business on the record date. If sufficient votes to approve the Reorganization are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of voting instructions. Pursuant to the Trust's Amended and Restated Declaration of Trust, the holders of one-third of the outstanding voting shares present in person or by proxy shall constitute a quorum at any meeting of Trust shareholders.

In accordance with requirements of the SEC, each Participating Insurance Company, as record owner of the shares of the Target Portfolio, will vote all shares of the Target Portfolio, including Target Portfolio shares owned by a Participating Insurance Company in its general account or otherwise, for which it does not receive instructions from the Contract owner beneficially owning the shares or for instructions that are not clearly marked, and the Participating Insurance Company will vote those shares (for the proposal, against the proposal, or abstain) in the same proportion as the votes actually cast in accordance with instructions received from Contract owners ("Shadow Voting"). The presence at the Meeting of the Participating Insurance Companies affiliated with the Manager and other AST portfolios will be sufficient to constitute a quorum. Therefore, this Shadow Voting procedure may result in a relatively small number of Contract owners determining the outcome of the vote. No minimum response is required from the Contract owners before Shadow Voting is applied. An abstention is not counted as an affirmative vote of the type necessary to approve the proposal and, therefore, instructions to the applicable Participating Insurance Company to abstain will have the same effect as a vote against the proposal.

How to Vote

•	You can vote your shares in any one of four ways:

•	By mail, with the enclosed voting instruction card;

•	Over the Internet;

•	Attending the Meeting to be held at the offices of the Trust, 655 Broad Street, Newark, New Jersey 07102, and submitting your voting instructions; or

•	By phone.

If you simply sign and date the voting instruction card but give no voting instructions, your shares will be voted by the Participating Insurance Company in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment thereof.

Revoking Voting Instructions

Contract owners executing and returning voting instructions may revoke such instructions at any time prior to exercise of those instructions by written notice of such revocation to the Secretary of the Trust, by execution of subsequent voting instructions. In addition, you may revoke such instructions by attending the Meeting.

Other Matters

The Board does not intend to bring any matters before the Meeting other than those described in this Prospectus/Proxy Statement. The Board is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, it is intended that the Participating Insurance Companies will vote in accordance with their judgment.

Solicitation of Voting Instructions

Voting instructions will be solicited principally by mailing this Prospectus/Proxy Statement and its enclosures, but instructions also may be solicited by telephone, facsimile, through electronic means such as email, or in person by officers or representatives of the Trust or the Participating Insurance Company. Broadridge, Inc. serves as the solicitor and the Participating Insurance Companies will pay such costs for solicitation. If the record owner of a Contract is a custodian, nominee, or fiduciary, the Trust may send proxy materials to the record owner for any beneficial owners that such record owner may represent. The Trust may reimburse custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with proxy solicitations of such beneficial owners.

ADDITIONAL INFORMATION ABOUT THE TARGET PORTFOLIO
AND THE ACQUIRING PORTFOLIO

Each Portfolio is a separate series of the Trust, which is an open-end management investment company registered with the SEC under the 1940 Act. Each of its series is, in effect, a separate mutual fund.

Additional information about the Acquiring Portfolio is included in Exhibit B to this Prospectus/Proxy Statement. Additional information about the Target Portfolio and the Acquiring Portfolio is included in the prospectus and SAI for the Trust under file number 033-24962, dated May 1, 2024, and the portions of that prospectus and SAI relating to the Target Portfolio and the Acquiring Portfolio are incorporated herein by reference. These documents are available upon request and without charge by calling 1-800-346-3778 or by writing to the Trust at 655 Broad Street, Newark, New Jersey 07102.

The Trust, on behalf of each Portfolio, files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act. The Trust also prepares annual reports, which include the management discussion and analysis with respect to the Portfolio. The annual reports are available both from the SEC and from the Trust. These materials are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of these materials may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

PRINCIPAL HOLDERS OF SHARES

As of the Record Date, the Portfolios had shares/votes outstanding as set forth in the table below.

Target/Acquiring Portfolio	Shares/Votes Outstanding
AST T. Rowe Price Asset Allocation Portfolio	306,633,365.251
AST Balanced Asset Allocation Portfolio	429,176,723.381

As of the Record Date, all of the shares of the Portfolios are owned as of record by various Participating Insurance Company separate accounts related to the Contracts. As noted above, the Participating Insurance Companies are required to offer Contract owners the opportunity to instruct them as to how to vote Target Portfolio shares. The table below sets forth, as of the Record Date, each shareholder that owns beneficially more than 5% of a Portfolio.

Target/Acquiring Portfolio	Beneficial Owner Name*	Address	Shares/ % Ownership
AST T. Rowe Price Asset Allocation Portfolio	PRUCO LIFE INSURANCE COMPANY PLAZ ANNUITY ATTN: SEPARATE ACCOUNTS	213 WASHINGTON ST NEWARK NJ 07102-0000	$10,458,889,636.212 /74.04%
	FORTITUDE LIFE INSURANCE & ANNUITY	TEN EXCHANGE PLACE SUITE 2210 JERSEY CITY NJ 07302	$2,276,791,493.237 / 16.12%
	PRUCO LIFE INSURANCE COMPANY PLNJ ANNUITY ATTN: SEPARATE ACCOUNTS	7TH FLOOR 213 WASHINGTON ST NEWARK NJ 07102-0000	$1,195,802,212.411 / 8.46%
AST Balanced Asset Allocation Portfolio	PRUCO LIFE INSURANCE COMPANY PLAZ ANNUITY ATTN: SEPARATE ACCOUNTS	7TH FLOOR 213 WASHINGTON ST NEWARK NJ 07102-0000	$8,448,954,451.221 / 70.48%
	FORTITUDE LIFE INSURANCE & ANNUITY	TEN EXCHANGE PLACE SUITE 2210 JERSEY CITY NJ 07302	$2,119,595,195.432 / 17.68%
	PRUCO LIFE INSURANCE COMPANY PLNJ ANNUITY ATTN: SEPARATE ACCOUNTS	7TH FLOOR 213 WASHINGTON ST NEWARK NJ 07102-0000	$902,171,705.108 / 7.53%

*  As defined by the SEC, a security is beneficially owned by a person if that person has or shares voting power or investment power with respect to the security.

As of the Record Date, the Trustees and Officers of AST, each as a group, beneficially owned less than 1% of the outstanding voting shares of each Portfolio.

FINANCIAL HIGHLIGHTS

The financial highlights that follow will help you evaluate the financial performance of the Target Portfolio and the Acquiring Portfolio for the past five years. The total return in each chart represents the rate that a shareholder earned on an investment in that share class of the Target Portfolio and the Acquiring Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect any charges under any Contract. Because Contract charges are not included, the actual return that you will receive will be lower than the total return in each chart.

The financial highlights for the Target Portfolio and the Acquiring Portfolio for the fiscal year ended December 31, 2023 are derived from the financial statements audited by PricewaterhouseCoopers LLP, the Trust's independent registered public accounting firm for such fiscal year, whose reports thereon were unqualified. The information for the fiscal years or periods (as applicable) prior to the fiscal year ended December 31, 2020 was audited by another independent registered public accounting firm. The Trust's financial statements are included in the applicable annual reports to shareholders, which are available upon request. The financial highlights for the Target Portfolios and the Acquiring Portfolio for the six-month period ended June 30, 2024, are unaudited and are included in the applicable semi-annual reports to shareholders, which are available upon request.

AST T. Rowe Price Asset Allocation Portfolio
	Six Months Ended June 30, 2024		Year Ended December 31,
	(unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$41.44		$35.45	$42.39	$37.71	$33.51	$27.73
Income (Loss) From Investment Operations:
Net investment income (loss)	0.42		0.71	0.53	0.36	0.44	0.60
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.42		5.28	(7.47)	4.32	3.76	5.18
Total from investment operations	2.84		5.99	(6.94)	4.68	4.20	5.78
Capital Contributions	—		—	—	—	—	—	(b)(c)(d)
Net Asset Value, end of period	$44.28		$41.44	$35.45	$42.39	$37.71	$33.51
Total Return(e)	6.85%		16.86%	(16.35)%	12.41%	12.53%	20.84	%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$13,938		$14,110	$13,250	$19,713	$15,098	$14,946
Average net assets (in millions)	$13,992		$13,596	$15,628	$16,210	$13,597	$14,407
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.87	%(h)	0.88%	0.87%	0.86%	0.88%	0.88%
Expenses before waivers and/or expense reimbursement	0.88	%(h)	0.89%	0.88%	0.87%	0.89%	0.89%
Net investment income (loss)	1.98	%(h)	1.87%	1.41%	0.89%	1.33%	1.94%
Portfolio turnover rate(i)(j)	52%		133%	184%	189%	169%	72%

(a) Calculated based on average shares outstanding during the period.

(b) Represents payment received by the Portfolio, from the Manager, in connection for costs incurred due to a portfolio allocation error.

(c) Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d) Amount rounds to zero.

(e) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f) Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(g) Does not include expenses of the underlying funds in which the Portfolio invests.

(h) Annualized

(i) The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(j) The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio's portfolio turnover rate may be higher.

AST Balanced Asset Allocation Portfolio
	Six Months Ended June 30, 2024		Year Ended December 31,
	(unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$25.04		$21.63	$25.83	$22.89	$20.48	$17.15
Income (Loss) From Investment Operations:
Net investment income (loss)	0.21		0.40	0.24	0.02	(0.01)	0.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.64		3.01	(4.44)	2.92	2.42	3.31
Total from investment operations	1.85		3.41	(4.20)	2.94	2.41	3.33
Capital Contributions	—		—	—	—	—	—	(b)(c)
Net Asset Value, end of period	$26.89		$25.04	$21.63	$25.83	$22.89	$20.48
Total Return(d)	7.39%		15.77%	(16.26)%	12.84%	11.77%	19.42	%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11,796		$11,724	$10,950	$11,348	$11,217	$11,118
Average net assets (in millions)	$11,753		$11,270	$9,397	$11,379	$10,268	$10,760
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.77	%(g)	0.79%	0.78%	0.46%	0.16%	0.16%
Expenses before waivers and/or expense reimbursement	0.89	%(g)	0.89%	0.89%	0.57%	0.16%	0.16%
Net investment income (loss)	1.66	%(g)	1.72%	1.06%	0.09%	(0.06)%	0.09%
Portfolio turnover rate(h)(i)	42%		76%	76%	83%	45%	24%

(a) Calculated based on average shares outstanding during the period.

(b) Represents payment received by the Portfolio from the Manager, in connection for costs incurred due to a portfolio allocation error.

(c) Amount rounds to zero.

(d) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e) Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(f) Does not include expenses of the underlying funds in which the Portfolio invests.

(g)Annualized

(h) The Portfolio's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio's portfolio turnover rate may be higher.

(i) The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibits
A	Form of Plan of Reorganization
B	Additional Information About the Acquiring Portfolio

[CODE]

Exhibit A

ADVANCED SERIES TRUST

FORM OF PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION (the "Plan") of Advanced Series Trust, a Massachusetts business trust having its principal place of business at 655 Broad Street, Newark, New Jersey 07102 ("AST"), on behalf of the acquiring portfolio listed in Schedule A to this Plan (the "Acquiring Portfolio") and the target portfolio listed in Schedule A to this Plan (the "Target Portfolio"), is made as of this day of [November 26, 2024]. Together, the Target Portfolio and the Acquiring Portfolio are referred to herein as the "Portfolios."

The reorganization for the Target Portfolio (hereinafter referred to as the "Reorganization") will consist of: (i) the acquisition by the Acquiring Portfolio of all of the assets of the Target Portfolio and the assumption by the Acquiring Portfolio of all of the liabilities of the Target Portfolio in exchange solely for full and fractional shares of the Acquiring Portfolio ("Acquiring Portfolio Shares"); (ii) the distribution of Acquiring Portfolio Shares to the shareholders of the Target Portfolio according to their respective interests in complete liquidation of the Target Portfolio; and (iii) the dissolution of the Target Portfolio as soon as practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

As of the date hereof, AST on behalf of Acquiring Portfolio and other series of AST ("Other Target Portfolios") is entering into plans of reorganization pursuant to which Acquiring Portfolio will acquire all the assets and assume all the liabilities of each Other Target Portfolio in exchange solely for full and fractional shares of the Acquiring Portfolio, and each Other Target Portfolio will distribute such Acquiring Portfolio shares to the shareholders of the Other Target Portfolio in complete liquidation of such Other Target Portfolio (each such transaction an “Other Reorganization”).

The Reorganization is intended to be treated as a "partnership merger" under Section 708 of the Internal Revenue Code of 1986, as amended, (the “Code”) and the U.S. Treasury regulations promulgated thereunder, pursuant to which the combined Portfolio is treated as a continuation of the Portfolio that has the greater net asset value on the Closing Date, as defined below, (the “Continuing Portfolio”) and the other Portfolio is treated as terminating (the “Terminating Portfolio”).

In order to consummate the Plan, the following actions shall be taken by AST on behalf of the Acquiring Portfolio and the Target Portfolio, as applicable:

1.            Sale and Transfer of Assets, Liquidation and Dissolution of Target Portfolio.

(a)          Subject to the terms and conditions of this Plan, AST shall: (i) transfer all of the assets of the Target Portfolio, as set forth in Section 1(b) hereof, to the Acquiring Portfolio; and (ii) cause the Acquiring Portfolio to assume all of the liabilities of the Target Portfolio, as set forth in Section 1(b) hereof. Such transactions shall take place at the Closing.

(b)          The assets of the Target Portfolio to be acquired by the Acquiring Portfolio (collectively, the "Assets") shall consist of all property, including, without limitation, all cash, securities, commodities and futures interests, and dividends or interest receivable that are owned by the Target Portfolio, and any deferred or prepaid expenses shown as an asset on the books of the Target Portfolio on the Closing date (as defined in Section 3, hereinafter the "Closing Date"). All liabilities, expenses, costs, charges and reserves of the Target Portfolio, to the extent that they exist at or after the Closing, shall after the Closing attach to the Acquiring Portfolio and may be enforced against the Acquiring Portfolio to the same extent as if the same had been incurred by the Acquiring Portfolio.

(c)          Subject to the terms and conditions of this Plan, AST on behalf of the Acquiring Portfolio shall at the Closing deliver to the Target Portfolio the number of Acquiring Portfolio Shares, determined by dividing the net asset value per share of the shares of the Target Portfolio ("Target Portfolio Shares") on the Closing Date by the net asset value per share of the Acquiring Portfolio Shares, and multiplying the result thereof by the number of outstanding Target Portfolio Shares as of the close of regular trading on the New York Stock Exchange (the "NYSE") on the Closing Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

(d)          Immediately following the Closing, the Target Portfolio shall distribute pro rata to its shareholders of record as of the close of business on the Closing Date, the Acquiring Portfolio Shares received by the Target Portfolio pursuant to this Section 1 and then shall terminate and dissolve. Such liquidation and distribution shall be accomplished by the establishment of accounts on the share records of AST relating to the Acquiring Portfolio and noting in such accounts the type and amounts of Acquiring Portfolio Shares that former Target Portfolio shareholders are due based on their respective holdings of the Target Portfolio as of the close of business on the Closing Date. Fractional Acquiring Portfolio Shares shall be carried to the third decimal place. The Acquiring Portfolio shall not issue certificates representing the Acquiring Portfolio shares in connection with such exchange.

2.            Valuation.

(a)          The value of the Target Portfolio's Assets to be transferred to the Acquiring Portfolio hereunder shall be computed as of the close of regular trading on the NYSE on the Closing Date (the "Valuation Time") using the valuation procedures set forth in AST's current effective prospectus.

(b)          The net asset value of a share of the Acquiring Portfolio shall be determined to the second decimal point as of the Valuation Time using the valuation procedures set forth in AST's current effective prospectus.

(c)          The net asset value of a share of the Target Portfolio shall be determined to the fourth decimal point as of the Valuation Time using the valuation procedures set forth in AST's current effective prospectus.

3.            Closing and Closing Date.

The consummation of the transactions contemplated hereby shall take place at the Closing (the "Closing"). The date of the Closing (the "Closing Date") shall be December 9, 2024, or such other date as determined in writing by AST's officers. The Closing shall take place at the principal office of AST at 5:00 p.m. Eastern time on the Closing Date. AST on behalf of the Target Portfolio shall have provided for delivery as of the Closing of the Target Portfolio's Assets to the account of the Acquiring Portfolio at the Acquiring Portfolio's custodians. Also, AST on behalf of the Target Portfolio shall produce at the Closing a list of names and addresses of the shareholders of record of the Target Portfolio Shares and the number of full and fractional shares owned by each such shareholder, all as of the Valuation Time, certified by its transfer agent or by its President to the best of its or his or her knowledge and belief. AST on behalf of the Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited to the Target Portfolio's account on the Closing Date to the Secretary of AST or shall provide evidence satisfactory to the Target Portfolio that the Acquiring Portfolio Shares have been registered in an account on the books of the Acquiring Portfolio in such manner as AST on behalf of Target Portfolio may request.

4.            Representations and Warranties by AST on behalf of the Target Portfolio.

AST makes the following representations and warranties about the Target Portfolio:

(a)          The Target Portfolio is a series of AST, a business trust organized under the laws of the Commonwealth of Massachusetts and validly existing and in good standing under the laws of that jurisdiction. AST is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company and all of the Target Portfolio Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

(b)          AST on behalf of the Target Portfolio is authorized to issue an unlimited number of the Target Portfolio shares, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights.

(c)          The financial statements appearing in AST's Annual Report to Shareholders for the fiscal year ended December 31, 2023, audited by PricewaterhouseCoopers LLP, fairly present the financial position of the Target Portfolio as of such date and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis. The unaudited financial statements appearing in AST's Semi-Annual Report to Shareholders for the six-month period ended June 30, 2024, present the financial position of the Target Portfolio as of such date and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

(d)          AST has the necessary power and authority to conduct the Target Portfolio's business as such business is now being conducted.

(e)          AST on behalf of the Target Portfolio is not a party to or obligated under any provision of AST's Second Amended and Restated Declaration of Trust, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

(f)           The Target Portfolio does not have any unamortized or unpaid organizational fees or expenses.

(g)          The Target Portfolio has elected to be, and is, treated as a partnership for U.S. federal income tax purposes and has not made any election or taken any other action inconsistent with such treatment. The Target Portfolio has satisfied the diversification and look-through requirements of Section 817(h) of the Code since its inception and will continue to satisfy such requirements at the Closing.

(h)          The Target Portfolio, or its agents, (i) holds a valid IRS Form W-8BEN (or other appropriate series of IRS Form W-8, as the case may be) or IRS Form W-9 for each Target Portfolio shareholder of record, which IRS Form W-8 or Form W-9, as applicable, can be associated with reportable payments made by the Target Portfolio to such shareholder or (ii) has otherwise timely instituted the appropriate nonresident alien or foreign corporation or backup withholding procedures with respect to such shareholder as provided by Sections 1441, 1442, and 3406 of the Code.

(i)           At the Closing, the Target Portfolio will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially adversely affect title thereto.

(j)            Except as may be disclosed in AST's current effective prospectus, there is no known material suit, judicial action, or legal or administrative proceeding pending or threatened against the Target Portfolio.

(k)          There are no known actual or proposed deficiency assessments with respect to any taxes payable by the Target Portfolio.

(l)           The execution, delivery, and performance of this Plan have been duly authorized by all necessary actions of AST's Board of Trustees, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

5.            Representations and Warranties by AST on behalf of the Acquiring Portfolio.

AST makes the following representations and warranties about the Acquiring Portfolio:

(a)           The Acquiring Portfolio is a series of AST, a business trust organized under the laws of the Commonwealth of Massachusetts validly existing and in good standing under the laws of that jurisdiction. AST is duly registered under the 1940 Act as an open-end, management investment company and all of the Acquiring Portfolio Shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act.

(b)          AST on behalf of the Acquiring Portfolio is authorized to issue an unlimited number of the Acquiring Portfolio shares, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights.

(c)          The financial statements appearing in AST's Annual Report to Shareholders for the fiscal year ended December 31, 2023, audited by PricewaterhouseCoopers LLP, fairly present the financial position of the Acquiring Portfolio as of such date and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis. The unaudited financial statements appearing in AST's Semi-Annual Report to Shareholders for the six-month period ended June 30, 2024 present the financial position of the Acquiring Portfolio as of such date and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

(d)          AST has the necessary power and authority to conduct the Acquiring Portfolio's business as such business is now being conducted.

(e)          AST on behalf of the Acquiring Portfolio is not a party to or obligated under any provision of AST's Second Amended and Restated Declaration of Trust, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

(f)           The Acquiring Portfolio has elected to be, and is, treated as a partnership for U.S. federal income tax purposes and has not made any election or taken any other action inconsistent with such treatment. The Acquiring Portfolio has satisfied the diversification and look-through requirements of Section 817(h) of the Code since its inception and will continue to satisfy such requirements at the Closing.

(g)          The Acquiring Portfolio, or its agents, (i) holds a valid IRS Form W-8BEN (or other appropriate series of IRS Form W-8, as the case may be) or IRS Form W-9 for each Acquiring Portfolio shareholder of record, which IRS Form W-8 or Form W-9, as applicable, can be associated with reportable payments made by the Acquiring Portfolio to such shareholder or (ii) has otherwise timely instituted the appropriate nonresident alien or foreign corporation or backup withholding procedures with respect to such shareholder as provided by Sections 1441, 1442, and 3406 of the Code.

(h)          The statement of assets and liabilities to be created by AST for the Acquiring Portfolio as of the Valuation Time for the purpose of determining the number of Acquiring Portfolio Shares to be issued pursuant to this Plan will accurately reflect the Assets in the case of the Target Portfolio and the net asset value in the case of the Acquiring Portfolio, and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(i)            At the Closing, the Acquiring Portfolio will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(j)           Except as may be disclosed in AST's current effective prospectus, there is no known material suit, judicial action, or legal or administrative proceeding pending or threatened against the Acquiring Portfolio.

(k)          There are no known actual or proposed deficiency assessments with respect to any taxes payable by the Acquiring Portfolio.

(l)           The execution, delivery, and performance of this Plan have been duly authorized by all necessary actions of AST's Board of Trustees, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

(m)         AST anticipates that consummation of this Plan will not cause the Acquiring Portfolio to fail to conform to the requirements of Code Section 817(h) at the end of each tax quarter.

6.            Intentions of AST on behalf of the Portfolios.

(a)          At the Closing, AST on behalf of the Target Portfolio, intends to have available a copy of the shareholder ledger accounts, certified by AST's transfer agent or its President or a Vice President to the best of its or his or her knowledge and belief, for all the shareholders of record of Target Portfolio Shares as of the Valuation Time who are to become shareholders of the Acquiring Portfolio as a result of the transfer of assets that is the subject of this Plan.

(b)          AST intends to operate each Portfolio's respective business as presently conducted between the date hereof and the Closing.

(c)          AST intends that the Target Portfolio will not acquire the Acquiring Portfolio Shares for the purpose of making distributions thereof to anyone other than the Target Portfolio's shareholders.

(d)          AST on behalf of the Target Portfolio intends, if this Plan is consummated, to liquidate and dissolve the Target Portfolio.

(e)          AST intends that, by the Closing, each Portfolio's U.S. federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all U.S. federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

(f)          AST intends to mail to each shareholder of the Target Portfolio entitled to vote at the meeting of its shareholders at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(g)          AST intends to file with the U.S. Securities and Exchange Commission a registration statement on Form N-14 under the 1933 Act relating to the Acquiring Portfolio Shares issuable hereunder ("Registration Statement"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable. At the time the Registration Statement becomes effective, it will: (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the shareholders' meeting of the Target Portfolio, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

7.            Conditions Precedent to be Fulfilled by AST on behalf of the Portfolios.

The consummation of the Plan with respect to the Acquiring Portfolio and the Target Portfolio shall be subject to the following conditions:

(a)           That: (i) all the representations and warranties contained herein concerning the Portfolios shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) performance of all obligations required by this Plan to be performed by AST on behalf of the Portfolios shall occur prior to the Closing; and (iii) AST shall execute a certificate signed by the President or a Vice President and by the Secretary or equivalent officer to the foregoing effect.

(b)          That the form of this Plan shall have been adopted and approved by the appropriate action of the Board of Trustees of AST on behalf of the Portfolios.

(c)          That the U.S. Securities and Exchange Commission shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, that no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of a Portfolio or would prohibit the transactions contemplated hereby.

(d)          That there shall be delivered to AST on behalf of the Portfolios an opinion from Ropes & Gray LLP, in form and substance satisfactory to AST, substantially to the effect that (i) the Continuing Portfolio’s tax basis in the assets of the Terminating Portfolio treated as transferred to the Continuing Portfolio in the Reorganization should be the same as the Terminating Portfolio’s tax basis in such assets immediately prior to the Reorganization (except to the extent provided in Section 704(c)(1)(C) of the Code with respect to contributions of “built in loss” property), and (ii) the Continuing Portfolio’s holding periods in the assets treated as received from the Terminating Portfolio in the Reorganization should include the Terminating Portfolio’s holding periods in such assets.

In giving the opinion set forth above, counsel may state that it is relying on certificates of the officers of AST with regard to matters of fact. Such opinion will be based on existing provisions of the Code, U.S. Treasury regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, and will be subject to certain qualifications.

(e)           That the Registration Statement with respect to the Acquiring Portfolio Shares to be delivered to the Target Portfolio's shareholders in accordance with this Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date, or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(f)          That the Acquiring Portfolio Shares to be delivered hereunder shall be eligible for sale by the Acquiring Portfolio with each state commission or agency with which such eligibility is required in order to permit the Acquiring Portfolio Shares lawfully to be delivered to each shareholder of the Target Portfolio.

8.            Expenses.

(a)          AST represents and warrants that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

(b)          All costs incurred in entering into and carrying out the terms and conditions of this Plan, including (without limitation) outside legal counsel and independent registered public accounting firm costs and costs incurred in connection with the printing and mailing of the relevant combined prospectus and proxy statement and related materials, shall be paid by the Manager or its affiliates, not the Target Portfolio or the Acquiring Portfolio. Transaction costs, including brokerage commissions, shall be paid by the Portfolio entering into the transaction.

9.            Termination; Postponement; Waiver; Order.

(a)          Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and abandoned at any time (whether before or after approval thereof by the shareholders of a Target Portfolio) prior to the Closing, or the Closing may be postponed by AST on behalf of a Portfolio by resolution of the Board of Trustees of AST if circumstances develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

(b)          If the transactions contemplated by this Plan have not been consummated by [December 31, 2024], the Plan shall automatically terminate on that date, unless a later date is agreed to by the officers of AST on behalf of the Portfolios.

(c)          In the event of termination of this Plan pursuant to the provisions hereof, the Plan shall become void and have no further effect with respect to the Acquiring Portfolio or Target Portfolio, and neither AST, the Acquiring Portfolio nor the Target Portfolio, nor the trustees, officers, agents or shareholders shall have any liability in respect of this Plan.

(d)          At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit thereof by action taken by AST's Board of Trustees if, in the judgment of such Board of Trustees, such action or waiver will not have a material adverse effect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

(e)          If any order or orders of the U.S. Securities and Exchange Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of AST on behalf of the Portfolios to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Target Portfolio, unless such terms and conditions shall result in a change in the method of computing the number of Acquiring Portfolio Shares to be issued the Target Portfolio, in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of the Target Portfolio prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate, unless AST on behalf of the Target Portfolio shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

10.          Entire Plan and Amendments.

This Plan embodies the entire plan of AST on behalf of the Portfolios, and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth or provided for herein. This Plan may be amended only by AST. Neither this Plan nor any interest herein may be assigned without the prior written consent of AST on behalf of the Portfolio corresponding to the Portfolio making the assignment.

11.          Notices.

Any notice, report, or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to AST at 655 Broad Street, Newark, NJ 07102, Attention: Secretary.

12.          Governing Law.

This Plan shall be governed by and carried out in accordance with the laws of The Commonwealth of Massachusetts without regard to its conflict of laws principles.

IN WITNESS WHEREOF, each party has executed this Plan by its duly authorized officers, all as of the date and year first written above.

ADVANCED SERIES TRUST on behalf of the Acquiring Portfolio listed in Schedule A
Attest: Melissa Gonzalez,
By:
Assistant Secretary	Title:

ADVANCED SERIES TRUST on behalf of the Target Portfolio listed in Schedule A
Attest: Melissa Gonzalez,
By:
Assistant Secretary	Title:

Schedule A

Target Portfolio	Acquiring Portfolio
AST T. Rowe Price Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio

Exhibit B

ADDITIONAL INFORMATION ABOUT THE ACQUIRING PORTFOLIO

For purposes of this Exhibit B, references to “the Portfolio” refer to the Acquiring Portfolio.

Purchasing and Redeeming Portfolio Shares

Investments in the Portfolio are made through certain variable life insurance and variable annuity contracts. Together with this Prospectus/Proxy Statement, you should have received a prospectus for such a Contract. You should refer to that prospectus for further information on investing in the Portfolio. The Trust does not provide investment advice. You should contact your financial advisor for advice regarding selection of Portfolio.

The Portfolio typically expects to pay redemption proceeds within three days after receipt of a proper notice of the redemption request. Such procedures for providing proper notice of a redemption request are described in further detail in the prospectus for the applicable Contract. However, it may take the Portfolio up to seven days to pay redemption proceeds.  There is no redemption charge. We may suspend the right to redeem shares or receive payment when the New York Stock Exchange (NYSE) is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Under normal circumstances, the Portfolio typically expects to meet redemption requests by using cash or cash equivalents or proceeds from the sale of portfolio securities (or a combination of these methods). The Portfolio reserves the right to use borrowing arrangements that may be available from time to time.  The use of borrowings in order to meet redemption requests is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Portfolio’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.  The Portfolio’s use of redemptions in-kind is discussed below.

Redemption in Kind

The Trust may pay the redemption price to shareholders of record (generally, the Participating Insurance Company separate accounts holding Trust shares) in whole or in part by a distribution in-kind of securities from the relevant investment portfolio of the Trust, in lieu of cash, in conformity with applicable rules of the SEC and procedures adopted by the Board. Securities will be readily marketable and will be valued in the same manner as in a regular redemption.

If shares are redeemed in-kind, the recipient will incur transaction costs in converting such assets into cash. These procedures govern the redemption by the shareholder of record, generally a Participating Insurance Company separate account. The procedures do not affect payments by a Participating Insurance Company to a contract owner under a variable contract.

Frequent Purchases or Redemptions of Portfolio Shares

The Trust is part of the group of investment companies advised by PGIM Investments (the PGIM Investment funds), which seek to prevent patterns of frequent purchases and redemptions of shares by its investors. Frequent purchases and redemptions may adversely affect the investment performance and interests of long-term investors in the Portfolio. When an investor engages in frequent or short-term trading, the PGIM Investment funds may have to sell portfolio securities to have the cash necessary to pay the redemption amounts. This may cause the PGIM Investment funds to sell Portfolio securities at inopportune times, hurting their investment performance. When large dollar amounts are involved, frequent trading can also make it difficult for the PGIM Investment funds to use long-term investment strategies because they cannot predict how much cash they will have to invest. In addition, if a PGIM Investment fund is forced to liquidate investments due to short-term trading activity, it may incur increased transaction and tax costs.

Similarly, the PGIM Investment funds may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of short-term trading. Moreover, frequent or short-term trading by certain investors may cause dilution in the value of PGIM Investment fund shares held by other investors. To the extent the Portfolio invests in foreign securities, the Portfolio may be particularly susceptible to frequent trading, because time zone differences among international stock markets can allow an investor engaging in short-term trading to exploit fund share prices that may be based on closing prices of foreign securities established some time before the fund calculates its own share price. To the extent the Portfolio invests in certain fixed income securities, such as high yield bonds or certain asset-backed securities, a Portfolio may also constitute an effective vehicle for an investor’s frequent trading strategies.

The Boards of Directors/Trustees of the PGIM Investment funds, including the Trust, have adopted policies and procedures designed to discourage or prevent frequent trading by investors. The policies and procedures for the Trust are limited, however, because the Trust does not sell its shares directly to the public. Instead, Portfolio shares are sold only to Participating Insurance Company separate accounts that fund variable annuity contracts and variable life insurance policies. Therefore, Participating Insurance Companies, not the Trust, maintain the individual contract owner account records. Each Participating Insurance Company submits to the Trust's transfer agent daily aggregate orders combining the transactions of many contract owners. Therefore, the Trust and its transfer agent do not monitor trading by individual contract owners.

Under the Trust's policies and procedures, the Trust has notified each Participating Insurance Company that the Trust expects the Participating Insurance Company to impose restrictions on transfers by contract owners. The current Participating Insurance Companies are Prudential and three insurance companies not affiliated with Prudential. The Trust may add additional Participating Insurance Companies in the future. The Trust receives reports on the trading restrictions imposed by Prudential on variable contract owners investing in the Portfolio, and the Trust monitors the aggregate cash flows received from unaffiliated insurance companies. In addition, the Trust has entered shareholder information agreements with Participating Insurance Companies as required by Rule 22c-2 under the 1940 Act. Under these agreements, the Participating Insurance Companies have agreed to: (i) provide certain information regarding contract owners who engage in transactions involving Portfolio shares; and (ii) execute any instructions from the Trust to restrict or prohibit further purchases or exchanges of Portfolio shares by contract owners who have been identified by the Trust as having engaged in transactions in Portfolio shares that violate the Trust's frequent trading policies and procedures. The Trust and its transfer agent each reserve the right, in its sole discretion, to reject all or a portion of a purchase order from a Participating Insurance Company for any reason or no reason. If a purchase order is rejected, the purchase amount will be returned to the Participating Insurance Company.

The Trust also employs fair value pricing procedures to deter frequent trading. Those procedures are described in more detail under "Net Asset Value," below.

Investors seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Trust and the Participating Insurance Companies to prevent such trading, there is no guarantee that the Trust or the Participating Insurance Companies will be able to identify these investors or curtail their trading practices. Therefore, some Trust investors may be able to engage in frequent trading, and, if they do, the other Trust investors would bear any harm caused by that frequent trading. The Trust does not have any arrangements intended to permit trading in contravention of the policies described above.

For information about the trading limitations applicable to you, please see the prospectus for your contract or contact your insurance company.

The Portfolio is structured as a fund of funds and invests primarily or exclusively in other portfolios of the Trust that are not operated as funds of funds. These portfolios in which the Portfolio invests are referred to as Underlying Fund Portfolios. The policies that have been implemented by the Participating Insurance Companies to discourage frequent trading apply to transactions in Portfolio shares. Transactions by the Portfolio in Underlying Fund Portfolio shares, however, are not subject to any limitations and are not considered frequent or short-term trading. For example, the Portfolio may engage in significant transactions in Underlying Fund Portfolio shares in order to: (i) change its investment focus, (ii) rebalance its investments to match the then-current asset allocation mix, (iii) respond to significant purchases or redemptions of Portfolio shares, or (iv) respond to changes required by the underlying contracts. These transactions by the Portfolio in Underlying Fund Portfolio shares may be disruptive to the management of an Underlying Fund Portfolio because such transactions may: (i) cause the Underlying Fund Portfolio to sell portfolio securities at inopportune times to have the cash necessary to pay redemption requests, hurting their investment performance, (ii) make it difficult for the subadvisers for the Underlying Fund Portfolios to fully implement their investment strategies, and (iii) lead to increased transaction and tax costs.

Net Asset Value

Any purchase or sale of Portfolio shares is made at the net asset value, or NAV, of such shares. The price at which a purchase or redemption is made is typically based on the next calculation of the NAV after the order is received in good order. The NAV of the Portfolio is typically determined on each day the NYSE is open for trading as of the close of the exchange's regular trading session (which is generally 4:00 p.m. Eastern time). The Trust will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price its shares as of 4:00 p.m. if the particular disruption directly affects only the NYSE. The NYSE is closed on most national holidays and Good Friday. The Trust does not price, and shareholders will not be able to purchase or redeem, the Trust's shares on days when the NYSE is closed but the primary markets for the Trust's foreign securities are open, even though the value of these securities may have changed. Conversely, the Trust will ordinarily price its shares, and shareholders may purchase and redeem shares, on days that the NYSE is open but foreign securities markets are closed. The securities held by the Portfolio are valued based upon market quotations or, if market quotations are not readily available, at fair value as determined in good faith under policies and procedures adopted and implemented by the Manager. The Trust may use fair value pricing if it determines that a market quotation for a security is not reliable based, among other things, on events or market conditions that occur after the quotation is derived or after the closing of the primary market on which the security is traded, but before the time that the NAV is determined. This use of fair value pricing commonly occurs with securities that are primarily traded outside of the US, because such securities present time-zone arbitrage opportunities when events or conditions affecting the prices of specific securities or the prices of securities traded in such markets generally occur after the close of the foreign markets but prior to the time that the Portfolio determines its NAV.

With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV is calculated based upon the NAV of the registered open-end management investment companies in which the Portfolio invests. The prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. The Trust may also use fair value pricing with respect to US traded securities if, for example, trading in a particular security is halted and does not resume before the Portfolio calculates its NAV or the exchange on which a security is traded closes early. In addition, fair value pricing is used for securities where the pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of PGIM Investments (or Subadviser) does not represent fair value. Different valuation methods may result in differing values for the same security. The fair value of a portfolio security that the Portfolio uses to determine its NAV may differ from the security's published or quoted price. If the Portfolio needs to implement fair value pricing after the NAV publishing deadline but before shares of the Portfolio are processed, the NAV you receive or pay may differ from the published NAV price. For purposes of computing the Trust's NAV, we will value the Trust's futures contracts 15 minutes after the close of regular trading on the NYSE. Except when we fair value securities, we normally value each foreign security held by the Trust as of the close of the security's primary market.

Fair value pricing procedures are designed to result in prices for the Portfolio's securities and its NAV that are reasonable in light of the circumstances that make or have made market quotations unavailable or unreliable, and to reduce arbitrage opportunities available to short-term traders. There is no assurance, however, that fair value pricing will more accurately reflect the market value of a security than the market price of such security on that day or that it will prevent dilution of the Portfolio's NAV by short-term traders.

The NAV for the Portfolio is determined by a simple calculation. It's the total value of the Portfolio (assets minus liabilities) divided by the total number of shares outstanding. Each business day, the Portfolio’s current NAV per share is transmitted electronically to Participating Insurance Companies that use the Portfolio as an underlying investment option for Contracts.

With respect to any portion of the Portfolio's assets that are invested in one or more open-end management investment companies, the Portfolio's NAV is calculated based upon the NAV of the registered open-end management investment companies in which the Portfolio invests.  The prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

To determine the Portfolio's NAV, its holdings are valued as follows:

Equity Securities for which the primary market is on an exchange (whether domestic or foreign) shall be valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the last bid price on such day in the absence of an asked price. Securities included within the NASDAQ market shall be valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP issued, at the last sale price on such day. Securities included within the NASDAQ market for which there is no NOCP and no last sale price on the day of valuation shall be valued at the mean between the last bid and asked prices on such day or at the last bid price on such day in the absence of an asked price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker.

The Portfolio may own securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares. Therefore, the value of the Portfolio's assets may change on days when shareholders cannot purchase or redeem Portfolio shares.

Convertible debt securities that are traded in the over-the-counter market, including listed convertible debt securities for which the primary market is believed by PGIM Investments or a subadviser, as available, to be over-the-counter, shall be valued on the day of valuation at an evaluated bid price provided by an independent pricing agent or, in the absence of a valuation provided by an independent pricing agent, at the bid price provided by a principal market maker or primary market dealer.

Other debt securities—those that are not valued on an amortized cost basis—are valued using an independent pricing service.

Options on stock and stock indexes that are traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no such sale on such day, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options on futures contracts are valued at the last sale price at the close of the commodities exchange or board of trade on which they are traded. If there has been no sale that day, the securities will be valued at the mean between the most recently quoted bid and asked prices on that exchange or board of trade.

Forward currency exchange contracts are valued at the cost of covering or offsetting such contracts calculated on the day of valuation. Securities that are valued in accordance herewith in a currency other than US dollars shall be converted to US dollar equivalents at a rate obtained from a recognized bank, dealer or independent service on the day of valuation.

Over-the-counter (OTC) options are valued at the mean between bid and asked prices provided by a dealer (which may be the counterparty). A subadviser will monitor the market prices of the securities underlying the OTC options with a view to determining the necessity of obtaining additional bid and ask quotations from other dealers to assess the validity of the prices received from the primary pricing dealer.

Short-term debt securities held by the Portfolio, including bonds, notes, debentures and other debt securities, and money market instruments, such as certificates of deposit, commercial paper, bankers' acceptances, and obligations of domestic and foreign banks for which market quotations are readily available, are valued by an independent pricing agent or principal market maker (if available, otherwise a primary market dealer).

Distributor & Distribution Arrangements

The Trust offers a single class of shares on behalf of the Portfolio. Prudential Annuities Distributors, Inc. (PAD) serves as the distributor for the shares of the Portfolio. The class of shares is offered and redeemed at its net asset value without any sales load.  PAD is an affiliate of PGIM Investments and ASTIS. PAD is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. PAD's principal business address is 1 Corporate Drive, Shelton, Connecticut 06484.

The Trust has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio.  Under the 12b-1Plan, the shares of the Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to the Portfolio. The maximum annual shareholder services and distribution (12b-1) fee for the Portfolio’s shares is 0.25% of the average daily net assets of the Portfolio. Because these fees are paid out of the Portfolio’s assets on an ongoing basis, over time, the fees will increase your cost of investing and may cost you more than other types of charges.

PAD may receive payments from certain Subadvisers of the Portfolio or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the Portfolio. These sales meetings or seminar sponsorships may provide the Subadvisers with increased access to persons involved in the distribution of the Contracts. PAD also may receive marketing support from the Subadvisers in connection with the distribution of the Contracts.

US Federal Income Taxes

The Portfolio currently intends to be treated as a partnership for US federal income tax purposes that is not a “publicly traded partnership” as defined in Section 7704 of the Code for US federal income tax purposes. If the Portfolio were not to qualify for such treatment, it could be subject to US federal income tax at the Portfolio level, which generally would reduce the value of an investment in the Portfolio. As a result of the Portfolio's treatment as a partnership that is not a publicly traded partnership, the Portfolio is generally not itself subject to US federal income tax. Instead, the Portfolio's income, gains, losses, deductions, credits and other tax items are “passed through” pro rata directly to the shareholders of the Portfolio, generally the investing portfolios (without regard to whether such corresponding amounts are distributed from the Portfolio) and retain the same character for US federal income tax purposes. Distributions may be made to the various separate accounts of the Participating Insurance Companies in the form of additional shares (not in cash).

The shares of the Portfolio are owned by the investing portfolios, which are owned by separate accounts of Participating Insurance Companies, and may be owned by qualified pension and retirement plans, and certain other eligible persons or plans permitted to hold shares of the investing Portfolio pursuant to the applicable US Treasury regulations without impairing the ability of the separate accounts of the Participating Insurance Companies to satisfy the diversification requirements of Section 817(h) of the Code.

The Portfolio intends to comply with the diversification requirements currently imposed by the Code and US Treasury regulations thereunder on separate accounts of insurance companies as a condition of maintaining the favorable tax status of the Contracts issued by separate accounts of Participating Insurance Companies.  If the Portfolio does not meet such diversification requirements, the Contracts could lose their favorable tax treatment and thus income and gain allocable to the Contracts could be taxable currently to shareholders of the Portfolio. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts. Furthermore, if any underlying portfolio fails to comply with the diversification requirements for any taxable year, such failure could cause an insurance company separate account indirectly invested in such an underlying portfolio through the Portfolio to fail to satisfy the separate diversification requirements, with the result that the Contracts supported by that account would no longer be eligible for tax deferral.

Owners of Contracts should consult the applicable prospectus or description of the plan for a discussion and information on the tax consequences of the Contract, policy or plan. In addition, Contract owners may wish to consult with their own tax advisors as to the tax consequences of investing in the Portfolio, including the application of US federal, state, local and non-US taxes.

Monitoring for Possible Conflicts

The Trust sells its shares to fund variable life insurance contracts and variable annuity contracts and is authorized to offer its shares to qualified retirement plans. Because of differences in tax treatment and other considerations, it is possible that the interest of variable life insurance contract owners, variable annuity contract owners and participants in qualified retirement plans could conflict. The Trust will monitor the situation and, in the event that a material conflict does develop, the Trust would determine what action, if any, to take in response.

Disclosure of Portfolio Holdings

A description of the Trust's policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is included in the SAI and on the Trust's website at www.prudential.com/variableinsuranceportfolios.

Payments to Affiliates

PGIM Investments and ASTIS and their affiliates, including a subadviser or PAD, may compensate affiliates of PGIM Investments and ASTIS, including the insurance companies issuing variable annuity or variable life contracts by providing reimbursement, defraying the costs of, or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the variable annuity and/or variable life contracts that offer the Portfolio as investment options. These services may include, but are not limited to: sponsoring or co-sponsoring various promotional, educational or marketing meetings and seminars attended by distributors, wholesalers, and/or broker dealer firms' registered representatives, and creating marketing materials that discuss the contracts, available options, and the Portfolio.

The amounts paid depend on the nature of the meetings, the number of meetings attended by PGIM Investments or ASTIS, the subadviser, or PAD, the number of participants and attendees at the meetings, the costs expected to be incurred, and the level of PGIM Investments’, ASTIS’, the subadviser’s or PAD’s participation. These payments or reimbursements may not be offered by PGIM Investments, ASTIS, Subadvisers, or PAD and the amounts of such payments may vary between and among PGIM Investments, ASTIS, the subadviser and PAD, depending on their respective participation.

With respect to variable annuity contracts, the amounts paid under these arrangements to Prudential-affiliated insurers are set forth in the prospectuses for the variable annuity contracts that offer the Portfolio as an investment option.

Index Description

AST Balanced Asset Allocation Portfolio Custom Blended Index. The Blended Index consists of the Russell 3000 Index (48%), Bloomberg US Aggregate Index (40%) and MSCI EAFE Index (GD) (12%). These returns do not include the effect of any management expenses. These returns would have been lower if they included the effect of these expenses.

S&P 500 Index*. The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. These returns do not include the effect of any operating expenses of a mutual fund or taxes payable by investors and would be lower if they included these effects.

* The S&P 500 Index is a product of S&P Dow Jones Indices LLC (SPDJI), and has been licensed for use by PGIM QS, Prudential Trust Company, The Prudential Insurance Company of America, Prudential Retirement Insurance and Annuity Company, PGIM, Inc., PGIM Limited and/or their affiliates (collectively, Licensee).  Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Licensee.  Licensee’s product(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, S&P Dow Jones Indices).  S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Licensee’s product(s) or any member of the public regarding the advisability of investing in securities generally or in Licensee’s product(s) particularly or the ability of the Index to track general market performance.  S&P Dow Jones Indices’ only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices or its licensors.  The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the Licensee’s product(s).  S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of Licensee’s product(s) into consideration in determining, composing or calculating the Index.  S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of Licensee’s product(s) or the timing of the issuance or sale of Licensee’s product(s) or in the determination or calculation of the equation by which Licensee’s product(s) is to be converted into cash, surrendered or redeemed, as the case may be.  S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of Licensee’s product(s). There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns.  S&P Dow Jones Indices LLC is not an investment advisor.  Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.  Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to Licensee’s product(s) currently being issued by Licensee, but which may be similar to and competitive with Licensee’s product(s).  In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO.  S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN.  S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE LICENSEE’S PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION
PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED October 11, 2024

STATEMENT OF ADDITIONAL INFORMATION
TO PROSPECTUS/PROXY STATEMENT

Dated October 11, 2024

655 Broad Street
Newark, New Jersey 07102

Reorganization of the AST T. Rowe Price Asset Allocation Portfolio
into the AST Balanced Asset Allocation Portfolio

This Statement of Additional Information (the "SAI") relates to the Prospectus/Proxy Statement for the merger (the "Reorganization") of the AST T. Rowe Price Asset Allocation Portfolio (the "Target Portfolio"), a series of the Advanced Series Trust (the "Trust") into AST Balanced Asset Allocation Portfolio (the "Acquiring Portfolio," and together with the Target Portfolio, the "Portfolios"), a separate series of the Trust, dated October 11, 2024 (such combined Proxy Statement and Prospectus being referred to herein as the "Prospectus/Proxy Statement").

The Trust is an open-end management investment company (commonly known as a mutual fund) that is intended to provide a range of investment alternatives through its separate portfolios, each of which is, for investment purposes, in effect a separate fund. The Target Portfolio was organized in Massachusetts and launched on January 4,1994. The Acquiring Portfolio was organized in Massachusetts and launched on December 5, 2005. Each Portfolio is a diversified investment company as defined by the Investment Company Act of 1940, as amended (the "1940 Act").

This SAI relates specifically to the proposed transfer of all of the Target Portfolio's assets to the Acquiring Portfolio in exchange for (i) the Acquiring Portfolio's assumption of all of the Target Portfolio's liabilities, and (ii) the Acquiring Portfolio's issuance to the Target Portfolio of shares of beneficial interest in the Acquiring Portfolio (the "Acquiring Portfolio Shares"). The Acquiring Portfolio Shares received by the Target Portfolio will have an aggregate net asset value that is equal to the aggregate net asset value of the Target Portfolio shares that are outstanding immediately prior to such reorganization transaction. As a result of such transaction, the Target Portfolio will be completely liquidated, and contract owners will beneficially own shares of the Acquiring Portfolio having an aggregate value equal to their Target Portfolio shares. A vote in favor of the Plan of Reorganization by the shareholders of the Target Portfolio will constitute a vote in favor of the liquidation of the Target Portfolio and the termination of such Portfolio as a separate series of the Trust. The acquisition of the assets of the Target Portfolio by the Acquiring Portfolio in exchange for the Acquiring Portfolio’s assumption of all of the liabilities of the Target Portfolio, and the issuance of Acquiring Portfolio Shares to the Target Portfolio, which will distribute such shares to its shareholders, is referred to herein as the "Reorganization." If shareholders of the Target Portfolio approve the Plan and the Reorganization is consummated, they will become shareholders of the Acquiring Portfolio and the Target Portfolio will liquidate.

This SAI consists of: (i) this Cover Page, (ii) the information set forth below, and (iii) the following described documents, each of which is incorporated herein by reference and accompanies this SAI:

●	The Statement of Additional Information, as supplemented, dated May 1, 2024 for the Trust on behalf of each Portfolio, dated May 1, 2024, as supplemented and amended to date, under file number 033-24962;
●	The audited financial statements contained in the annual report of the Portfolios dated December 31, 2023, under file number 811-05186; and
●	The unaudited financial statements contained in the Form N-CSRS of the Portfolios dated June 30, 2024, under file number 811-05186.

This SAI is not a prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement, which relates to the Reorganization. You can request a copy of the Prospectus/Proxy Statement by calling 1-800-346-3778 or by writing to AST at 655 Broad Street, Newark, New Jersey 07102. In addition, a copy of the Prospectus/Proxy Statement is available on the internet at www.prudential.com/variableinsuranceportfolios. The Securities and Exchange Commission (the "SEC") maintains a website (www.sec.gov) that contains this SAI and other material incorporated by reference and considered part of this SAI and the Prospectus/Proxy Statement, together with other information regarding AST.

S-1

STATEMENT OF ADDITIONAL INFORMATION

Supplemental Financial Information	S-3
Additional Information Relating to the Acquiring Portfolio and the Combined Portfolio	S-4

S-2

SUPPLEMENTAL FINANCIAL INFORMATION

Tables showing the fees and expenses of the Target Portfolio and the Acquiring Portfolio, and the fees and expenses of the Target Portfolio on a pro forma basis after giving effect to the proposed Reorganization, is included in the "Comparison of Investment Management Fees and Total Fund Operating Expenses" section of the Prospectus/Proxy Statement.

Rule 6-11(d)(2) under Regulation S-X requires that, with respect to any fund acquisition, registered investment companies must provide certain supplemental financial information in lieu of pro forma financial statements required by Regulation S-X. For this reason, pro forma financial statements of the Acquiring Portfolio are not included in this SAI.

Following the Reorganization, the Acquiring Portfolio will be the accounting and performance survivor, and the combined portfolio resulting from the Reorganization is sometimes referred to herein as the "Combined Portfolio."

The Reorganization will not result in a material change to the Target Portfolio's investment portfolio due to the investment restrictions of the Acquiring Portfolio. In particular, each security held by the Target Portfolio is eligible to be held by the Acquiring Portfolio. It is not anticipated that the Target Portfolio’s holdings will be aligned or sold as part of the Reorganization, however, changes may be made to the Target Portfolio’s portfolio in advance of the Reorganization and/or the Acquiring Portfolio’s portfolio following the Reorganization in the ordinary course of business. The Combined Portfolio is expected to bear the transaction costs following the Reorganization, which typically include, but are not limited to, trade commissions, related fees and taxes, and any foreign exchange spread costs, where applicable (the "Transaction Costs"). Such Transaction Costs are estimated to be $3.2 million (0.12% of net combined assets).

There are no material differences in accounting policies of the Target Portfolio as compared to those of the Acquiring Portfolio.

S-3

ADDITIONAL INFORMATION RELATING TO THE
ACQUIRING PORTFOLIO AND THE COMBINED PORTFOLIO

Introduction

Additional information relating specifically to the Acquiring Portfolio and Combined Portfolio is set forth below.

Subadvisory Agreements for the Acquiring Portfolio and the Combined Portfolio

PGIM Investments (“PGIM Investments”) and AST Investment Services, Inc. ("ASTIS," and together with PGIM Investments, the "Manager") both serve as investment managers of the Acquiring Portfolio and will serve as the investment managers to the Combined Portfolio. PGIM Quantitative Solutions LLC ("PGIM QS"), PGIM Fixed Income, a business unit of PGIM, Inc. ("PGIM Fixed Income"), Jennison Associates LLC ("Jennison"), J.P. Morgan Investment Management Inc. ("J.P. Morgan"), Massachusetts Financial Services Company ("MFS"), and Wellington Management Company LLP ("Wellington") currently serve as the subadvisers to the Acquiring Portfolio. Effective on the date of the Reorganization, which is expected to be on or about December 9, 2024, Putnam Investment Management, LLC ("Putnam") will serve as subadviser to the Combined Portfolio alongside PGIM Quant, Jennison, PGIM Fixed Income and J.P. Morgan. MFS and Wellington will no longer serve as subadvisers to the Acquiring Portfolio following the Reorganization.

The Manager has entered into subadvisory agreements with each of the subadvisers referenced above pursuant to which the Manager (and not the Acquiring Portfolio or the Combined Portfolio) pays or will pay each subadviser the annualized fees shown below.

Subadvisers	Current Contractual Subadvisory Fee Rate*	Contractual Subadvisory Fee Rate (effective December 9, 2024)**
PGIM Quantitative Solutions LLC

For Asset Allocation Services:

0.04% of average daily net assets

For Quantitative Equity Management (including the overlay sleeve):

0.30% of average daily net assets to $1 billion;

0.25% of average daily net assets on next $5 billion;

0.225% of average daily net assets over $6 billion

For Asset Allocation Services: 0.04% of average daily net assets For Quantitative Equity Management (including the overlay sleeve): 0.197% of average daily net assets
Jennison Associates LLC

0.35% of average daily net assets to $100 million;

0.30% of the next $100 million of average daily net assets;

0.275% of the next $300 million of average daily net assets;

0.25% of the next $2.5 billion of average daily net assets;

0.23% of average daily net assets over $3 billion.

0.25% of average daily net assets
PGIM Fixed Income[1]	0.17% of average daily net assets to $750 million; 0.16% of the next $750 million of average daily net assets; 0.14% of average daily net assets over $1.5 billion	0.1425% of average daily net assets
J.P. Morgan Investment Management Inc.

For Large Cap Core:

0.20% of average daily net assets to $500 million;

0.18% of the next $500 million of average daily net assets;

0.17% of average daily net assets over $1 billion.

For Equity Income:

0.34% of average daily net assets

For Large-Cap Core: 0.195% of average daily net assets For Equity Income: 0.34% of average daily net assets For Global Fixed Income: 0.17% of average daily net assets
Massachusetts Financial Services Company

0.30% of average daily net assets to $100 million;

0.285% of the next $150 million of average daily net assets;

0.27% of the next $250 million of average daily net assets;

0.25% of average daily net assets over $500 million

N/A
Wellington Management Company LLP	0.19% of average daily net assets	N/A
Putnam Investment Management, LLC	N/A	0.34% of average daily net assets

1 PGIM Fixed Income is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., serves as a sub-subadviser to the Acquiring Portfolio and Combined Portfolio pursuant to a sub-subadvisory agreement with PGIM. PGIM Limited provides investment advisory services with respect to securities in certain foreign markets. The fee for PGIM Limited’s services is paid by PGIM, Inc., not the Acquiring Portfolio or the Manager.

*Notes to Current Contractual Subadvisory Fee Rates:

PGIM QS: For purposes of calculating the advisory fee payable to PGIM QS, not including the asset allocation services, the assets managed by PGIM QS in the following will be aggregated: (i) AST Academic Strategies Asset Allocation Portfolio; (ii) AST Advanced Strategies Portfolio; (iii) AST Balanced Asset Allocation Portfolio; (iv) AST Capital Growth Asset Allocation Portfolio; (v) AST Preservation Asset Allocation Portfolio; (vi) AST Prudential Growth Allocation Portfolio; and (vii) the AST Quantitative Modeling Portfolio. In addition, PGIM QS has agreed to voluntarily reduce its subadvisory fees by the below percentages based on the combined annualized subadviser fees received across the existing PGIM QS sleeves and portfolios: 0% discount on first $5 million, 2.5% from $5 to $7.5 million, 5% from $7.5 to $10 million, 7.5% from $10 to $12.5 million, 12.5% from $12.5 to $15 million, and 15% over $15 million. This voluntary fee reduction applies to the following PGIM QS sleeves: AST Academic Strategies Asset Allocation Portfolio (PGIM QS sleeves), AST Advanced Strategies Portfolio (PGIM QS sleeves), AST Balanced Asset Allocation Portfolio (PGIM QS sleeves), AST Capital Growth Asset Allocation Portfolio (PGIM QS sleeves), AST Large-Cap Core Portfolio (PGIM QS), AST International Equity Portfolio (PGIM QS Sleeve), AST Preservation Asset Allocation Portfolio (PGIM QS sleeves), AST Prudential Growth Allocation Portfolio (PGIM QS sleeves), and AST Quantitative Modeling Portfolio (PGIM QS) (the Nine Portfolios).

The PGIM Quantitative Solutions Waiver discounts PGIM QS's combined annualized subadvisory fees that it receives with respect to the assets it manages in the Nine Portfolios. The size of the fee discount varies depending on the amount of such combined annual subadvisory fees.

S-4

Jennison: For purposes of calculating the advisory fee payable to Jennison, the assets managed by Jennison in the following will be aggregated: (i) AST Academic Strategies Asset Allocation Portfolio; (ii) AST Advanced Strategies Portfolio; (iii) AST Balanced Asset Allocation Portfolio; (iv) AST Capital Growth Asset Allocation Portfolio; (v) AST Preservation Asset Allocation Portfolio; (vi) AST Prudential Growth Allocation Portfolio; and (vii) AST Quantitative Modeling Portfolio.

PGIM Fixed Income: For purposes of calculating the advisory fee payable to PGIM Fixed Income, the assets managed by PGIM Fixed Income in the following will be aggregated: (i) AST Academic Strategies Asset Allocation Portfolio; (ii) AST Advanced Strategies Portfolio; (iii) AST Balanced Asset Allocation Portfolio; (iv) AST Capital Growth Asset Allocation Portfolio; (v) AST Preservation Asset Allocation Portfolio; (vi) AST Prudential Growth Allocation Portfolio; and (vii) AST Quantitative Modeling Portfolio.

J.P. Morgan: For purposes of calculating the advisory fee payable to J.P. Morgan, the assets managed by J.P. Morgan in the following will be aggregated: (i) AST Academic Strategies Asset Allocation Portfolio; (ii) AST Advanced Strategies Portfolio; (iii) AST Balanced Asset Allocation Portfolio; (iv) AST Capital Growth Asset Allocation Portfolio; (v) AST Preservation Asset Allocation Portfolio; and (vi) AST Large-Cap Core Portfolio.

MFS: For purposes of calculating the advisory fee payable to MFS, the assets managed by MFS in the following will be aggregated: (i) AST Academic Strategies Asset Allocation Portfolio, (ii) the AST Balanced Asset Allocation Portfolio; (iii) the AST Capital Growth Asset Allocation Portfolio; (iv) the AST Preservation Asset Allocation Portfolio; and (v) the AST International Equity Portfolio. In addition, MFS has agreed to voluntarily reduce its monthly subadvisory fees by the following percentages based on the combined aggregate assets subadvised by MFS across the existing MFS sleeves and portfolios: 0% discount on first $5 billion, 5% from $5 to $7.5 billion, 7.5% from $7.5 to $10 billion, 10% from $10 to $20 billion, 15% from $20 to $30 billion, and 20% over $30 billion. To the extent the fee waiver is triggered for any particular calendar month, the resulting incremental discount will be applied pro rata across each of the applicable portfolios (or the portion thereof subadvised by MFS). In the event that the combined average daily net assets of the applicable portfolios are $5 billion or less during any particular calendar month, then this voluntary fee reduction will not be applicable for the respective month. MFS reserves the right to withdraw this waiver by delivery of a written notice to the Manager, which withdrawal shall become effective 30 days after such delivery.

Wellington: Wellington has agreed to voluntarily reduce its subadvisory fees by the below percentages based on the combined annualized subadviser fees received across the existing Wellington sleeves and portfolios: 2.5% discount up to $15 million, 5% from $15 to $20 million, 7.5% from $20 to $25 million, 10% from $25 to $30 million, and 12.5% over $30 million.

**Notes to Proposed Contractual Subadvisory Fee Rates

J.P. Morgan: J.P. Morgan has agreed to waive its subadvisory fee in an amount equal to the revenue received for investments in funds or ETFs affiliated with J.P. Morgan. Although not expected, this may result in a negative effective subadvisory fee, or payment from J.P. Morgan to the Manager.

For the purpose of calculating the subadvisory fee for the portfolios managed by J.P. Morgan, a fee discount of 10% is applied based on the combined average daily net assets of the J.P. Morgan managed portfolios: AST Academic Strategies Asset Allocation Portfolio; AST Advanced Strategies Portfolio; AST Balanced Asset Allocation Portfolio; AST Capital Growth Asset Allocation Portfolio; AST Core Fixed Income Portfolio; AST International Equity Portfolio; AST J.P. Morgan Aggressive Multi-Asset Portfolio; AST J.P. Morgan Conservative Multi-Asset Portfolio; AST J.P. Morgan Fixed Income Central Portfolio; AST J.P. Morgan Moderate Multi-Asset Portfolio; AST Large-Cap Equity Portfolio; AST Large-Cap Growth Portfolio; AST Large-Cap Value Portfolio; and AST Preservation Asset Allocation Portfolio.

Franklin Templeton and affiliated investment advisors (ClearBridge Investments, Putnam Investments, and Western Asset Management): For purposes of calculating the advisory fee payable to any Franklin Templeton and affiliated investment advisors (ClearBridge Investments, Putnam Investments, and Western Asset Management) managed portfolio, the advisory fee will be greater of:

(a)	aggregated assets managed by Franklin Templeton and affiliated investment advisors (ClearBridge Investments, Putnam Investments, and Western Asset Management) across the following AST portfolios: (i) AST Core Fixed Income Portfolio (sleeve managed by Western Asset); (ii) the AST International Equity Portfolio (sleeve managed by Putnam); (iii) the AST Large-Cap Equity Portfolio (sleeve managed by ClearBridge); (iv) the AST Large-Cap Growth Portfolio (sleeves managed by ClearBridge and Putnam); and (v) the AST Large-Cap Value Portfolio (sleeves managed by ClearBridge and Putnam); subject to the following schedule: Up to $2 billion - 0%; between $2 - $4 billion – 5%; between $4 -$5 billion – 10%; between $5-$10 billion – 15%; and over $10 billion – 20%; or
(b)	Franklin Templeton and affiliated investment advisors (ClearBridge Investments, Putnam Investments, and Western Asset Management) maintains a certain market share as agreed upon between the Manager and Franklin Templeton and affiliated investment advisors. Market share will be calculated based on assets managed by Franklin Templeton and affiliated investment advisors as a percentage of assets included in certain AST portfolios.

Portfolio Managers: Other Accounts

Additional Information About the Portfolio Managers—Other Accounts and Share Ownership—Combined Portfolio

The following table sets forth information about the Combined Portfolio and accounts other than the Combined Portfolio for which the portfolio managers are primarily responsible for day-to-day portfolio management as of August 31, 2024. The table shows, for each such portfolio manager, the number of accounts managed and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts whose fees are based on performance is indicated in italics typeface. The table also sets forth the dollar range of equity securities of each portfolio of the Trust beneficially owned by the portfolio managers as of August 31, 2024.

Manager and/or Subadvisers	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
PGIM Investments LLC (Strategic Investment Research Group)	Brian Ahrens				None
	Andrei O. Marinich, CFA	[TO BE UPDATED BY AMENDMENT]			None
	Todd L. Kerin				None
PGIM QS(1)	George N. Patterson, PhD, CFA, CFP			*	None
	Joel M. Kallman, CFA			*	None
	Marco Aiolfi, PhD			*	None
	Edward J. Tostanoski III, CFA			*	None

 (1) “Other Pooled Investment Vehicles” includes commingled insurance company separate accounts, commingled trust funds and other commingled investment vehicles. “Other Accounts” includes single client accounts, managed accounts (which are counted as one account per managed account platform), asset allocation clients, and accounts of affiliates. The assets in certain accounts have been estimated due to the availability of information only at the end of calendar quarters.

* Accounts are managed on a team basis. If a portfolio manager is a member of a team, any account managed by that team is included in the number of accounts and total assets for such portfolio manager (even if such portfolio manager is not primarily involved in the day-to-day management of the account).

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Additional Information About the Portfolio Managers—Compensation and Conflicts of Interest—Combined Portfolio

PGIM Investments LLC (PGIM Investments)

PORTFOLIO MANAGER COMPENSATION. Prudential provides compensation opportunities to eligible employees to motivate and reward the achievement of outstanding results by providing market-based programs that:

●	Attract and reward highly qualified employees
●	Align with critical business goals and objectives
●	Link to the performance results relevant to the business segment and Prudential
●	Retain top performers
●	Pay for results and differentiate levels of performance
●	Foster behaviors and contributions that promote Prudential's success

The components of compensation for a Vice President in PGIM Investments consists of base salary, annual incentive compensation and long-term incentive compensation.

Base Pay Overview: The Prudential compensation structure is organized in grades, each with its own minimum and maximum base pay (i.e., salary). The grades reflect pay patterns in the market. Each job in the plan—from CEO through an entry-level job—is included in one of the grades. The main determinant of placement in the base pay structure is market data. On an annual basis, Corporate Compensation collects and analyzes market data to determine if any change to the placement of job in the structure is necessary to maintain market competitiveness. If necessary, structural compensation changes (e.g., increases to base pay minimum and maximums) will be effective on the plan’s effective date for base pay increases.

Annual Incentive Compensation Overview: The plan provides an opportunity for all participants to share in the annual results of Prudential, as well as the results of their division or profit center. Results are reviewed and incentive payments are made as early as practicable after the close of the plan year.

Incentive payments are awarded based on organizational performance—which determines the available dollar amounts—and individual performance. Individual performance will be evaluated on the basis of contributions relative to others in the organization. Incentive payments are granted from a budgeted amount of money that is made available by the Company. Initial budgets are developed by determining the competitive market rates for incentives as compared to our comparator companies. Each organization’s budget pool may be increased or decreased based on organizational performance.

Organizational performance is determined by a review of performance relative to our comparator group, as well as key measures indicated in our business plan, such as Return on Required Equity (RORE), earnings and revenue growth.

Long Term Incentive Compensation Overview: In addition, executives at the Vice President level and above are eligible to participate in a long-term incentive program to provide an ownership stake in Prudential Financial. Long-Term incentives currently consist of restricted stock and stock options. The stock options vest 1/3 per year over 3 years and the restricted stock vests 100% at the end of 3 years.

CONFLICTS OF INTEREST. PGIM Investments follows Prudential Financial’s policies on business ethics, personal securities trading by investment personnel, and information barriers and has adopted a code of ethics, allocation policies, supervisory procedures and conflicts of interest policies, among other policies and procedures, which are designed to ensure that clients are not harmed by these potential or actual conflicts of interests; however, there is no guarantee that such policies and procedures will detect and ensure avoidance, disclosure or mitigation of each and every situation in which a conflict may arise.

J.P. Morgan Investment Management Inc. (JP Morgan)

POTENTIAL CONFLICTS. The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the fund (“Similar Accounts”). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing J.P. Morgan Investment Management Inc. (JP Morgan)’s and its affiliates clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.

JPMorgan and/or its affiliates (“JPMorgan Chase”) perform investment services, including rendering investment advice, to varied clients. JPMorgan, JPMorgan Chase and its or their directors, officers, agents, and/or employees may render similar or differing investment advisory services to clients and may give advice or exercise investment responsibility and take such other action with respect to any of its other clients that differs from the advice given or the timing or nature of action taken with respect to another client or group of clients. It is JPMorgan’s policy, to the extent practicable, to allocate, within its reasonable discretion, investment opportunities among clients over a period of time on a fair and equitable basis. One or more of JPMorgan’s other client accounts may at any time hold, acquire, increase, decrease, dispose, or otherwise deal with positions in investments in which another client account may have an interest from time-to-time.

Acting for Multiple Clients. In general, JPMIM faces conflicts of interest when it renders investment advisory services to several clients and, from time to time, provides dissimilar investment advice to different clients. For example, when funds or accounts managed by JPMIM (“Other Accounts”) engage in short sales of the same securities held by a Portfolio, JPMIM could be seen as harming the performance of a Portfolio for the benefit of the Other Accounts engaging in short sales, if the short sales cause the market value of the securities to fall. In addition, a conflict could arise when one or more Other Accounts invest in different instruments or classes of securities of the same issuer than those in which a Portfolio invests. In certain circumstances, Other Accounts have different investment objectives or could pursue or enforce rights with respect to a particular issuer in which a Portfolio has also invested and these activities could have an adverse effect on the Portfolio. For example, if a Portfolio holds debt instruments of an issuer and an Other Account holds equity securities of the same issuer, then if the issuer experiences financial or operational challenges, the Portfolio (which holds the debt instrument) may seek a liquidation of the issuer, whereas the Other Account (which holds the equity securities) may prefer a reorganization of the issuer. In addition, an issuer in which the Portfolio invests may use the proceeds of the Portfolio’s investment to refinance or reorganize its capital structure which could result in repayment of debt held by JPMorgan or an Other Account. If the issuer performs poorly following such refinancing or reorganization, the Portfolio’s results will suffer whereas the Other Account’s performance will not be affected because the Other Account no longer has an investment in the issuer. Conflicts are magnified with respect to issuers that become insolvent. It is possible that in connection with an insolvency, bankruptcy, reorganization, or similar proceeding, a Portfolio will be limited (by applicable law, courts or otherwise) in the positions or actions it will be permitted to take due to other interests held or actions or positions taken by JPMorgan or Other Accounts

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JPMorgan, JPMorgan Chase, and any of its or their directors, partners, officers, agents or employees, may also buy, sell, or trade securities for their own accounts or the proprietary accounts of JPMorgan and/or JPMorgan Chase. JPMorgan and/or JPMorgan Chase, within their discretion, may make different investment decisions and other actions with respect to their own proprietary accounts than those made for client accounts, including the timing or nature of such investment decisions or actions. Further, JPMorgan is not required to purchase or sell for any client account securities that it, JPMorgan Chase, and any of its or their employees, principals, or agents may purchase or sell for their own accounts or the proprietary accounts of JPMorgan, or JPMorgan Chase or its clients. JP Morgan and/or its affiliates may receive more compensation with respect to certain Similar Accounts than that received with respect to the fund or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for JP Morgan and its affiliates or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JP Morgan or its affiliates could be viewed as having a conflict of interest to the extent that JP Morgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JP Morgan’s or its affiliate’s employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon JP Morgan and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JP Morgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JP Morgan and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase JP Morgan’s or its affiliates’ overall allocation of securities in that offering.

A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JP Morgan or its affiliates manage accounts that engage in short sales of securities of the type in which the fund invests, JP Morgan or its affiliates could be seen as harming the performance of the fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

As an internal policy matter, JP Morgan may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JP Morgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude a fund from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the fund’s objectives.

The goal of JP Morgan and its affiliates is to meet their fiduciary obligation with respect to all clients. JP Morgan and its affiliates have policies and procedures that seek to manage conflicts. JP Morgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JP Morgan’s Codes of Ethics and JPMC’s Code of Conduct. With respect to the allocation of investment opportunities, JP Morgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders received in the same security and within a reasonable time period from a market event (e.g., a change in a security rating) are continuously aggregated on the appropriate trading desk so that new orders are aggregated with current outstanding orders, consistent with JPMorgan’s duty of best execution for its clients. However, there are circumstances when it may be appropriate to execute the second order differently due to other constraints or investment objectives. Such exceptions often depend on the asset class. Examples of these exceptions, particularly in the fixed-income area, are sales to meet redemption deadlines or orders related to less liquid assets.

If aggregated trades are fully executed, accounts participating in the trade will typically be allocated their pro rata share on an average price basis. Partially filled orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. Use of average price for execution of aggregated trade orders is particularly true in the equity area. However, certain investment strategies, such as the use of derivatives, or asset classes, such as fixed-income that use individual trade executions due to the nature of the strategy or supply of the security, may not be subject to average execution price policy and would receive the actual execution price of the transaction. Additionally, some accounts may be excluded from pro rata allocations. Accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. Deviations from pro rata allocations are documented by the business. JPMorgan attempts to mitigate any potential unfairness by basing non-pro-rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMorgan so that fair and equitable allocation will occur over time.

Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However, the Adviser and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of the Adviser or its affiliates so that fair and equitable allocation will occur over time.

PORTFOLIO MANAGER COMPENSATION. JPMIM’s compensation programs are designed to align the behavior of employees with the achievement of its short- and long-term strategic goals, which revolve around client investment objectives. This is accomplished, in part, through a balanced performance assessment process and total compensation program, as well as a clearly defined culture that rigorously and consistently promotes adherence to the highest ethical standards.

The compensation framework for JPMIM Portfolio Managers participating in public market investing activities is based on several factors that drive alignment with client objectives, the primary of which is investment performance, alongside of the firm-wide performance dimensions. The framework focuses on Total Compensation – base salary and variable compensation. Variable compensation is in the form of cash incentives, and/or long-term incentives in the form of fund-tracking incentives (referred to as the “Mandatory Investment Plan” or “MIP”) and/or equity-based JPMorgan Chase Restricted Stock Units (“RSUs”) with defined vesting schedules and corresponding terms and conditions. Long-term incentive awards may comprise up to 60% of overall incentive compensation, depending on an employee’s pay level.
The performance dimensions for Portfolio Managers are evaluated annually based on several factors that drive investment outcomes and value—aligned with client objectives—including, but not limited to:

●          Investment performance, generally weighted more to the long-term, with specific consideration for Portfolio Managers of investment performance relative to competitive indices or peers over one-, three-, five- and ten-year periods, or, in the case of funds designed to track the performance of a particular index, the Portfolio Managers success in tracking such index;

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●          The scale and complexity of their investment responsibilities;

●          Individual contribution relative to the client’s risk and return objectives;

●          Business results, as informed by investment performance; risk, controls and conduct objectives; client/customer/stakeholder objectives, teamwork and leadership objectives; and

●          Adherence with JPMorgan’s compliance, risk, regulatory and client fiduciary responsibilities, including, as applicable, adherence to the JPMorgan Asset Management Sustainability Risk Integration Policy, which contains relevant financially material Environmental, Social and Corporate Governance (“ESG”) factors that are intended to be assessed in investment decision- making.

In addition to the above performance dimensions, the firm-wide pay-for-per performance framework is integrated into the final assessment of incentive compensation for an individual Portfolio Manager. Feedback from JPMorgan’s risk and control professionals is considered in assessing performance and compensation.

Portfolio Managers are subject to a mandatory deferral of long-term incentive compensation under JPMorgan’s “MIP”. In general, the MIP provides for a rate of return equal to that of the particular fund(s), thereby aligning the Portfolio Manager’s pay with that of the client’s experience/return.

For Portfolio Managers participating in public market investing activities, 50% of their long-term incentives are subject to a mandatory deferral in the MIP, and the remaining 50% can be granted in the form of RSUs or additional participation in MIP at the election of the Portfolio Manager.

For the portion of long-term incentives subject to mandatory deferral in the MIP (50%), the incentives are allocated to the fund(s) the Portfolio Manager manages, as determined by the employee’s respective manager and reviewed by senior management.

In addition, named Portfolio Managers on a sustainable fund(s) are required to allocate at least 25% of their mandatory deferral in at least one dedicated sustainable fund(s).

To hold individuals responsible for taking risks inconsistent with JPMorgan’s risk appetite and to discourage future imprudent behavior, we have policies and procedures that enable us to take prompt and proportionate actions with respect to accountable individuals, including:

● Reducing or altogether eliminating annual incentive compensation;
● Canceling unvested awards (in full or in part);
● Clawback/recovery of previously paid compensation (cash and / or equity);
● Demotion, negative performance rating or other appropriate employment actions; and
● Termination of employment.

The precise actions we take with respect to accountable individuals are based on circumstances including the nature of their involvement, the magnitude of the event and the impact on JPMorgan.

In evaluating each portfolio manager’s performance with respect to the accounts he or she manages, JPMorgan uses the following indices as benchmarks to evaluate the performance of the portfolio manager with respect to the accounts:

Name of Portfolio/Sleeve	Benchmark
JPMorgan sleeve of AST Balanced Asset Allocation Portfolio	Equity Russell 1000 Value

JENNISON ASSOCIATES LLC (“Jennison”)

COMPENSATION. Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which include portfolio managers and research analysts, and to align the interests of its investment professionals with those of its clients and overall firm results.  Jennison recognizes individuals for their achievements and contributions and continues to promote those who exemplify the same values and level of commitment that are hallmarks of the organization.

Jennison sponsors a profit sharing retirement plan for all eligible employees.  The contribution to the profit sharing retirement plan for portfolio managers is based on a percentage of the portfolio manager’s total compensation, subject to a maximum determined by applicable law.  In addition to eligibility to participate in retirement and welfare plans, senior investment professionals, including portfolio managers and senior research analysts, are eligible to participate in a voluntary deferred compensation program where all or a portion of the cash bonus can be deferred. Participants in the deferred compensation plan are permitted to allocate the deferred amounts among various options that track the gross-of-fee pre-tax performance of accounts or composites of accounts managed by Jennison.

Investment professionals are compensated with a combination of base salary and cash bonus.  Overall firm profitability determines the size of the investment professional compensation pool. In general, the cash bonus represents the majority of an investment professional's compensation.

Investment professionals’ total compensation is determined through a process that evaluates numerous qualitative and quantitative factors.  Not all factors are applicable to every investment professional, and there is no particular weighting or formula for considering the factors.

The factors reviewed for the portfolio managers are listed below.

The quantitative factors reviewed for the portfolio managers may include:

●          One-, three-, five-year and longer term pre-tax investment performance for groupings of accounts managed in the same strategy (composite) relative to market conditions, pre-determined passive indices and industry peer group data for the product strategy (e.g., large cap growth, large cap value).  Some portfolio managers may manage or contribute ideas to more than one product strategy, and the performance of the other product strategies is also considered in determining the portfolio manager’s overall compensation.

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●          The investment professional’s contribution to client portfolio’s pre-tax one-, three-, five-year and longer-term performance from the investment professional’s recommended stocks relative to market conditions, the strategy’s passive benchmarks, and the investment professional’s respective coverage universes.

The qualitative factors reviewed for the portfolio managers may include:

●          The quality of the portfolio manager’s investment ideas and consistency of the portfolio manager’s judgment;

●          Qualitative factors such as teamwork and responsiveness;

●          Individual factors such as years of experience and responsibilities specific to the individual’s role such as being a team leader or supervisor are also factored into the determination of an investment professional’s total compensation; and

●          Historical and long-term business potential of the product strategies.

POTENTIAL CONFLICTS OF INTEREST. Jennison manages accounts with asset-based fees alongside accounts with performance-based fees.  This side-by-side management can create an incentive for Jennison and its investment professionals to favor one account over another.  Specifically, Jennison has the incentive to favor accounts for which it receives performance fees, and possibly take greater investment risks in those accounts, in order to bolster performance and increase its fees.

Other types of side-by-side management of multiple accounts can also create incentives for Jennison to favor one account over another.  Examples are detailed below, followed by a discussion of how Jennison addresses these conflicts.

●          Long only accounts/long-short accounts: Jennison manages accounts in strategies that hold only long securities positions as well as accounts in strategies that are permitted to sell securities short. As a result, Jennison may hold a long position in a security in some client accounts while selling the same security short in other client accounts.  For example, Jennison permits quantitatively hedged strategies to short securities that are held long in other strategies.  We also permit securities that are held long by one fundamental portfolio manager to be held short by another fundamental portfolio manager. Additionally, Jennison permits securities that are held long in quantitatively derived strategies to be shorted by other strategies.  The strategies that sell a security short held long by another strategy could lower the price for the security held long.  Similarly, if a strategy is purchasing a security that is held short in other strategies, the strategies purchasing the security could increase the price of the security held short. By the same token, sales in a long only account can increase the value of a short position while shorting could create an opportunity to purchase a long position at a lower price. As a result, we have conflicts of interest in determining the timing and direction of investments.

●          Multiple strategies: Jennison may buy or sell, or may direct or recommend that one client buy or sell, securities of the same kind or class that are purchased or sold for another client, at prices that may be different.  Jennison may also, at any time, execute trades of securities of the same kind or class in one direction for an account and in the opposite direction for another account, due to differences in investment strategy or client direction.  Different strategies effecting trading in the same securities or types of securities may appear as inconsistencies in Jennison’s management of multiple accounts side-by-side.

●          Investments at different levels of an issuer’s capital structure:  To the extent different clients invest across multiple strategies or asset classes, Jennison may invest client assets in the same issuer, but at different levels in the capital structure. Interests in these positions could be inconsistent or in potential or actual conflict with each other.

●          Affiliated accounts/unaffiliated accounts and seeded/nonseeded accounts and accounts receiving asset allocation assets from affiliated investment advisers: Jennison manages accounts for its affiliates and accounts in which it has an interest alongside unaffiliated accounts.  Jennison could have an incentive to favor its affiliated accounts over unaffiliated accounts.  Additionally, at times Jennison’s affiliates provide initial funding or otherwise invest in vehicles managed by Jennison.  When an affiliate provides “seed capital” or other capital for a fund or account, it may do so with the intention of redeeming all or part of its interest at a particular future point in time or when it deems that sufficient additional capital has been invested in that fund or account.  Jennison typically requests seed capital to start a track record for a new strategy or product.  Managing “seeded” accounts alongside “non-seeded” accounts can create an incentive to favor the “seeded” accounts to establish a track record for a new strategy or product.  Additionally, Jennison’s affiliated investment advisers could allocate their asset allocation clients’ assets to Jennison.  Jennison could have an incentive to favor accounts used by its affiliate for their asset allocation clients to receive more assets from the affiliate.

●          Non-discretionary accounts or models: Jennison provides non-discretionary model portfolios to some clients and manages other portfolios on a discretionary basis. Recommendations for some non-discretionary models that are derived from discretionary portfolios are communicated after the discretionary portfolio has traded. The non-discretionary clients could be disadvantaged if Jennison delivers the model investment portfolio to them after Jennison initiates trading for the discretionary clients. Discretionary clients could be disadvantaged if the non-discretionary clients receive their model investment portfolio and start trading before Jennison has started trading for the discretionary clients.

●          Higher fee paying accounts or products or strategies: Jennison receives more revenues from (1) larger accounts or client relationships than smaller accounts or client relationships and from (2) managing discretionary accounts than advising non-discretionary models and from (3) non-wrap fee accounts than from wrap fee accounts and from (4) charging higher fees for some strategies than others.  The differences in revenue that Jennison receives could create an incentive for Jennison to favor the higher fee paying or higher revenue generating account or product or strategy over another.

●          Personal interests: The performance of one or more accounts managed by Jennison’s investment professionals is taken into consideration in determining their compensation.  Jennison also manages accounts that are investment options in its employee benefit plans such as its defined contribution plans or deferred compensation arrangements and where its employees may have personally invested alongside other accounts where there is no personal interest.  These factors could create an incentive for Jennison to favor the accounts where it has a personal interest over accounts where Jennison does not have a personal interest.

How Jennison Addresses These Conflicts of Interest

The conflicts of interest described above could create incentives for Jennison to favor one or more accounts or types of accounts over others in the allocation of investment opportunities, aggregation and timing of investments.  Portfolios in a particular strategy with similar objectives are managed similarly to the extent possible.  Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tends to minimize the potential for conflicts of interest among accounts within a product strategy.  While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, individual portfolio manager’s decisions, timing of investments, fees, expenses and cash flows.

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Additionally, Jennison has developed policies and procedures that seek to address, mitigate and assess these conflicts of interest.

●          Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly.  These policies and procedures address the allocation of limited investment opportunities, such as initial public offerings (IPOs) and new issues, and the allocation of transactions across multiple accounts.

●          Jennison has policies that limit the ability to short securities in portfolios that primarily rely on its fundamental research and investment processes (fundamental portfolios) if the security is held long by the same portfolio manager.

●          Jennison has adopted procedures to review allocations or performance dispersion between accounts with performance fees and non-performance fee based accounts and to review overlapping long and short positions among long accounts and long-short accounts.

●          Jennison has adopted a code of ethics and policies relating to personal trading.

●          Jennison has adopted a conflicts of interest policy and procedures.

●          Jennison provides disclosure of these conflicts as described in its Form ADV brochure.

PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions for purposes of this section)

COMPENSATION. PGIM Quantitative Solutions’ investment professionals are compensated through a combination of base salary, a performance-based annual cash incentive bonus and an annual long-term incentive grant. PGIM Quantitative Solutions regularly utilizes third party surveys to compare its compensation program against leading asset management firms to monitor competitiveness.

An investment professional’s incentive compensation, including both the annual cash bonus and long-term incentive grant, is largely driven by a person’s contribution to PGIM Quantitative Solutions’ goal of providing investment performance to clients consistent with portfolio objectives, guidelines and risk parameters, as well as such person’s qualitative contributions to the organization. An investment professional’s long-term incentive grant is currently divided into two components: (i) 80% of the value of the grant is based on the performance of certain PGIM Quantitative Solutions strategies, and (ii) 20% of the value of the grant consists of restricted stock of Prudential Financial, Inc. (PGIM Quantitative Solutions’ ultimate parent company). Both such values are subject to increase or decrease. The long-term incentive grants are subject to vesting requirements. The incentive compensation of each investment professional is not based solely or directly on the performance of a fund (or any other individual account managed by PGIM Quantitative Solutions) or the value of the assets of a fund (or any other individual account managed by PGIM Quantitative Solutions).

The annual cash bonus pool is determined quantitatively based on two primary factors: 1) investment performance of composites representing PGIM Quantitative Solutions’ various investment strategies on a 1-year and 3-year basis relative to appropriate market peer groups and the indices against which PGIM Quantitative Solutions’ strategies are managed, and 2) business results as measured by PGIM Quantitative Solutions’ pre-tax income.

CONFLICTS OF INTEREST. Like other investment advisers, PGIM Quantitative Solutions is subject to various conflicts of interest in the ordinary course of its business. PGIM Quantitative Solutions strives to identify potential risks, including conflicts of interest, that are inherent in its business, and conducts annual conflict of interest reviews. When actual or potential conflicts of interest are identified, PGIM Quantitative Solutions seeks to address such conflicts through one or more of the following methods:

●          Elimination of the conflict;

●          Disclosure of the conflict; or

●          Management of the conflict through the adoption of appropriate policies and procedures.

PGIM Quantitative Solutions follows Prudential Financial’s policies on business ethics, personal securities trading, and information barriers. PGIM Quantitative Solutions has adopted a code of ethics, allocation policies and conflicts of interest policies, among others, and has adopted supervisory procedures to monitor compliance with its policies. PGIM Quantitative Solutions cannot guarantee, however, that its policies and procedures will detect and prevent, or result in the disclosure of, each and every situation in which a conflict may arise.

Side-by-Side Management of Accounts and Related Conflicts of Interest. Side-by-side management of multiple accounts can create incentives for PGIM Quantitative Solutions to favor one account over another. Examples are detailed below, followed by a discussion of how PGIM Quantitative Solutions addresses these conflicts.

●          Asset-Based Fees vs. Performance-Based Fees; Other Fee Considerations. PGIM Quantitative Solutions manages accounts with asset-based fees alongside accounts with performance-based fees. Asset-based fees are calculated based on the value of a client’s portfolio at periodic measurement dates or over specified periods of time. Performance-based fees are generally based on a share of the total return of a portfolio, and may offer greater upside potential to PGIM Quantitative Solutions than asset-based fees, depending on how the fees are structured. This side-by-side management could create an incentive for PGIM Quantitative Solutions to favor one account over another. Specifically, PGIM Quantitative Solutions could have the incentive to favor accounts for which it receives performance fees, and possibly take greater investment risks in those accounts, in order to bolster performance and increase its fees.  In addition, since fees are negotiable, one client may be paying a higher fee than another client with similar investment objectives or goals. In negotiating fees, PGIM Quantitative Solutions takes into account a number of factors including, but not limited to, the investment strategy, the size of a portfolio being managed, the relationship with the client, and the required level of service. Fees may also differ based on account type. For example, fees for commingled vehicles, including those that PGIM Quantitative Solutions subadvises, may differ from fees charged for single client accounts.

●          Long Only/Long-Short Accounts. PGIM Quantitative Solutions manages accounts that only allow it to hold securities long as well as accounts that permit short selling. PGIM Quantitative Solutions may, therefore, sell a security short in some client accounts while holding the same security long in other client accounts, creating the possibility that PGIM Quantitative Solutions is taking inconsistent positions with respect to a particular security in different client accounts.

●          Compensation/Benefit Plan Accounts/Other Investments by Investment Professionals. PGIM Quantitative Solutions manages certain funds and strategies whose performance is considered in determining long-term incentive plan benefits for certain investment professionals. Investment professionals involved in the management of those accounts in these strategies have an incentive to favor them over other accounts they manage in order to increase their compensation. Additionally, PGIM Quantitative Solutions’ investment professionals may have an interest in funds in those strategies if the funds are chosen as options in their 401(k) or deferred compensation plans offered by Prudential or if they otherwise invest in those funds directly.

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●          Affiliated Accounts. PGIM Quantitative Solutions manages accounts on behalf of its affiliates as well as unaffiliated accounts. PGIM Quantitative Solutions could have an incentive to favor accounts of affiliates over others.

●          Non-Discretionary Accounts or Model Portfolios. PGIM Quantitative Solutions provides non-discretionary model portfolios to some clients and manages other portfolios on a discretionary basis. When PGIM Quantitative Solutions manages accounts on a non-discretionary basis, the investment team will typically deliver a model portfolio to a non-discretionary client at or around the same time as executive discretionary trades in the same strategy. The non-discretionary clients may be disadvantaged if PGIM Quantitative Solutions delivers the model investment portfolio to them after it initiates trading for the discretionary clients, or vice versa.

●          Large Accounts/Higher Fee Strategies. Large accounts typically generate more revenue than do smaller accounts and certain strategies have higher fees than others. As a result, a portfolio manager has an incentive when allocating investment opportunities to favor accounts that pay a higher fee or generate more income for PGIM Quantitative Solutions.

●  Securities of the Same Kind or Class. PGIM Quantitative Solutions sometimes buys or sells or directs or recommends that one client buy or sell, securities of the same kind or class that are purchased or sold for another client, at prices that may be different. Although such pricing differences could appear as preferences for one client over another, PGIM Quantitative Solutions’ trade execution in each case is driven by its consideration of a variety of factors as we seek the most advantageous terms reasonably attainable in the circumstances. Although such pricing differences could appear as preferences for one client over another, PGIM Quantitative Solutions’ trade execution in each case is driven by its consideration of a variety of factors as we seek the most advantageous terms reasonably attainable in the circumstances. PGIM Quantitative Solutions may also, at any time, execute trades of securities of the same kind or class in one direction for an account and in the opposite direction for another account, or not trade in any other account. Opposite way trades are generally due to differences in investment strategy, portfolio composition, or client direction.

How PGIM Quant Addresses These Conflicts of Interest. The conflicts of interest described above with respect to different types of side-by-side management could influence PGIM Quantitative Solutions’ allocation of investment opportunities as well as its timing, aggregation and allocation of trades. PGIM Quantitative Solutions has developed policies and procedures designed to address these conflicts of interest.  PGIM Quantitative Solutions' Conflicts of Interest and related policies stress that investment decisions are to be made in accordance with the fiduciary duties owed to each account without giving consideration to PGIM Quantitative Solutions or PGIM Quantitative Solutions personnel's pecuniary, investment or other financial interests.

In keeping with its fiduciary obligations, PGIM Quantitative Solutions’ policies with respect to allocation and aggregation are to treat all of its accounts fairly and equitably over time. PGIM Quantitative Solutions’ investment strategies generally require that PGIM Quantitative Solutions invest its clients’ assets in securities that are publicly traded. PGIM Quantitative Solutions generally does not participate in IPOs. PGIM Quantitative Solutions’ investment strategies are team managed, reducing the likelihood that one portfolio would be favored over other portfolios managed by the team. These factors reduce the risk that PGIM Quantitative Solutions could favor one client over another in the allocation of investment opportunities. PGIM Quantitative Solutions’ compliance procedures with respect to these policies include independent reviews by its compliance unit of the timing, allocation and aggregation of trades, the allocation of investment opportunities and the performance of similarly managed accounts. These procedures are designed to detect patterns and anomalies in PGIM Quantitative Solutions side-by-side management and trading so that PGIM Quantitative Solutions may take measures to correct or improve its processes. PGIM Quantitative Solutions’ Trade Management Oversight Committee, which consists of senior members of PGIM Quantitative Solutions’ management team, reviews, among other things, trading patterns, execution impact on client accounts and broker performance, on a periodic basis.

PGIM Quantitative Solutions rebalances portfolios periodically with frequencies that vary with market conditions and investment objectives and may differ across portfolios in the same strategy based on variations in portfolio characteristics and constraints. PGIM Quantitative Solutions may choose to aggregate trades for all portfolios rebalanced on any given day, where appropriate and consistent with its duty of best execution.  Orders are generally allocated at the time of the transaction or as soon as possible thereafter, on a pro rata basis equal to each account’s appetite for the issue when such appetite can be determined.

With respect to PGIM Quantitative Solutions’ management of long-short and long only accounts, the security weightings (positive or negative) in each account are always determined by a quantitative algorithm. An independent review is performed by the compliance unit to assess whether any such positions would represent a departure from the quantitative algorithm used to derive the positions in each portfolio. PGIM Quantitative Solutions’ review is intended to identify situations where PGIM Quantitative Solutions would seem to have conflicting views of the same security in different portfolios, although such views may actually be reasonable and consistent due to differing portfolio constraints.

PGIM Quantitative Solutions’ Relationships with Affiliates and Related Conflicts of Interest. As an indirect wholly-owned subsidiary of Prudential Financial, PGIM Quantitative Solutions is part of a diversified, global financial services organization. It is affiliated with many types of US and non-US financial service providers, including insurance companies, broker-dealers, commodity trading advisors, commodity pool operators and other investment advisers. Some of its employees are officers of and/or provide services to some of these affiliates.

Conflicts Related to PGIM Quant Affiliations.

Conflicts Arising Out of Legal Restrictions. PGIM Quantitative Solutions may be restricted by law, regulation or contract as to how much, if any, of a particular security it may purchase or sell on behalf of a client, and as to the timing of such purchase or sale. Sometimes these restrictions apply as a result of PGIM Quantitative Solutions’ relationship with Prudential Financial and its other affiliates. For example, PGIM Quantitative Solutions holdings of a security on behalf of its clients are required under certain regulations, to be aggregated with the holdings of that security by other Prudential Financial affiliates. These holdings could, on an aggregate basis, exceed certain reporting thresholds. Prudential tracks these aggregate holdings and PGIM Quantitative Solutions may restrict purchases, sell existing investments, or otherwise restrict, forego or limit the exercise of rights to avoid crossing such thresholds because of the potential consequences to PGIM Quantitative Solutions, Prudential or PGIM Quantitative Solutions’ clients if such thresholds are exceeded. In addition, PGIM Quantitative Solutions could receive material, non-public information with respect to a particular issuer from an affiliate and, as a result, be unable to execute purchase or sale transactions in securities of that issuer for its clients. PGIM Quantitative Solutions is generally able to avoid receiving material, non-public information from its affiliates by maintaining information barriers to prevent the transfer of information between affiliates. PGIM Quantitative Solutions’ trading of Prudential Financial common stock for its clients’ portfolios also presents a conflict of interest and, consequently, PGIM Quantitative Solutions does so only when permitted by its clients.

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The Portfolio may be prohibited from engaging in transactions with its affiliates even when such transactions may be beneficial for the Portfolio. Certain affiliated transactions are permitted in accordance with procedures adopted by the Portfolio and reviewed by the independent board members of the Portfolio.

Conflicts Related to PGIM Quant Multi-Asset Class Services. PGIM Quantitative Solutions performs asset allocation services as subadviser for affiliated mutual funds managed or co-managed by the Investment Manager, including for some Portfolios offered by the Fund. Where, in these arrangements, PGIM Quantitative Solutions also manages underlying funds or accounts within asset classes included in the mutual fund guidelines, PGIM Quantitative Solutions will allocate assets to such underlying funds, vehicles, or accounts. In these circumstances, PGIM Quantitative Solutions receives both an asset allocation fee and a management fee. As a result, PGIM Quantitative Solutions has an incentive to allocate assets to an asset class or vehicle that it manages in order to increase its fees. To help mitigate this conflict, the compliance group reviews the asset allocation to determine that the investments were made within the established guidelines for each asset class or fund.

PGIM Quantitative Solutions’ affiliates can have an incentive to seek to influence PGIM Quantitative Solutions’ asset allocation decisions, for example to facilitate hedging or improve profit margins.  Through training and the establishment of communication barriers, however, PGIM Quantitative Solutions seeks to avoid any influence by its affiliates and implements its asset allocation decisions solely in what PGIM Quantitative Solutions believes to be the best interests of the funds and in compliance with applicable guidelines.  PGIM Quantitative Solutions also believes that it makes such allocations in a manner consistent with its fiduciary obligations.

In certain arrangements PGIM Quantitative Solutions subadvises mutual funds for the Investment Manager through a program where they have selected PGIM Quantitative Solutions as a manager, resulting in PGIM Quantitative Solutions’ collection of subadvisory fees from them. The Investment Manager also selects managers for some of PGIM Quantitative Solutions’ asset allocation products and, in certain cases, is compensated by PGIM Quantitative Solutions for these services under service agreements. The Investment Manager and PGIM Quantitative Solutions may have a mutual incentive to continue these types of arrangements that benefit both companies. These and other types of conflicts of interest are reviewed to verify that appropriate oversight is performed.

Conflicts Related to PGIM Quantitative Solutions Financial Interests and the Financial Interests of PGIM Quantitative Solutions’ Affiliates. PGIM Quantitative Solutions, Prudential Financial, Inc., The Prudential Insurance Company of America (PICA) and other affiliates of PGIM Quantitative Solutions have financial interests in, or relationships with, companies whose securities PGIM Quantitative Solutions holds, purchases or sells in its client accounts. Certain of these interests and relationships are material to PGIM Quantitative Solutions or to the Prudential enterprise.  At any time, these interests and relationships could be inconsistent or in potential or actual conflict with positions held or actions taken by PGIM Quantitative Solutions on behalf of its client accounts. For example, PGIM Quantitative Solutions invests in the securities of one or more clients for the accounts of other clients. PGIM Quantitative Solutions’ affiliates sell various products and/or services to certain companies whose securities PGIM Quantitative Solutions purchases and sells for its clients.  PGIM Quantitative Solutions’ affiliates hold public and private debt and equity securities of a large number of issuers.  PGIM Quantitative Solutions invests in some of the same issuers for its client accounts but at different levels in the capital structure.  For instance, PGIM Quantitative Solutions may invest client assets in the equity of companies whose debt is held by an affiliate.  Certain of PGIM Quantitative Solutions’ affiliates (as well as directors of PGIM Quantitative Solutions’ affiliates) are officers or directors of issuers in which PGIM Quantitative Solutions invests from time to time.  These issuers may also be service providers to PGIM Quantitative Solutions or its affiliates.  In general, conflicts related to the financial interests described above are addressed by the fact that PGIM Quantitative Solutions makes investment decisions for each client independently considering the best economic interests of such client.

Certain of PGIM Quantitative Solutions’ employees may offer and sell securities of, and units in, commingled funds that PGIM Quantitative Solutions manages or subadvises. Employees may offer and sell securities in connection with their roles as registered representatives of Prudential Investment Management Services LLC (a broker-dealer affiliate), or as officers, agents, or approved persons of other affiliates. There is an incentive for PGIM Quantitative Solutions’ employees to offer these securities to investors regardless of whether the investment is appropriate for such investor since increased assets in these vehicles will result in increased advisory fees to PGIM Quantitative Solutions. In addition, although sales commissions are not paid for such activities, such sales could result in increased compensation to the employee. To mitigate this conflict, PGIM Quantitative Solutions performs suitability checks on new clients as well as on an annual basis with respect to all clients.

Conflicts Related to Long-Term Compensation. A portion of the long-term incentive grant of some of PGIM Quantitative Solutions’ investment professionals will increase or decrease based on the annual performance of several of PGIM Quantitative Solutions’ strategies over defined time periods. Consequently, some of PGIM Quantitative Solutions’ portfolio managers from time to time have financial interests in the accounts they advise. To address potential conflicts related to these financial interests, PGIM Quantitative Solutions has procedures, including supervisory review procedures, designed to verify that each of its accounts is managed in a manner that is consistent with PGIM Quantitative Solutions’ fiduciary obligations, as well as with the account’s investment objectives, investment strategies and restrictions. Specifically, PGIM Quantitative Solutions’ chief investment officer will perform a comparison of trading costs between the advised accounts whose performance is considered in connection with the long-term incentive grant and other accounts, to verify that such costs are consistent with each other or otherwise in line with expectations. The results of the analysis are discussed at a meeting of PGIM Quantitative Solutions’ Trade Management Oversight Committee.

Conflicts Related to Service Providers. PGIM Quantitative Solutions retains third party advisors and other service providers to provide various services for PGIM Quantitative Solutions as well as for funds that PGIM Quantitative Solutions manages or subadvises.  A service provider may provide services to PGIM Quantitative Solutions or one of its funds while also providing services to PGIM, Inc. (PGIM) other PGIM-advised funds, or affiliates of PGIM, and may negotiate rates in the context of the overall relationship.  PGIM Quantitative Solutions may benefit from negotiated fee rates offered to its funds and vice-versa.  There is no assurance, however, that PGIM Quantitative Solutions will be able to obtain advantageous fee rates from a given service provider negotiated by its affiliates based on their relationship with the service provider, or that it will know of such negotiated fee rates.

Conflicts of Interest in the Voting Process. Occasionally, a conflict of interest may arise in connection with proxy voting. For example, the issuer of the securities being voted may also be a client or affiliate of PGIM Quantitative Solutions. When PGIM Quantitative Solutions identifies an actual or potential conflict of interest between PGIM Quantitative Solutions and its clients or affiliates, PGIM Quantitative Solutions votes in accordance with the policy of its proxy voting advisor rather than its own policy. In that manner, PGIM Quantitative Solutions seeks to maintain the independence and objectivity of the vote.

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PGIM, Inc. (PGIM Fixed Income)

COMPENSATION. The base salary of an investment professional in the PGIM Fixed Income unit of PGIM is primarily based on market data relative to similar positions as well as the past performance, years of experience and scope of responsibility of the individual. PGIM Fixed Income is allocated an overall incentive pool based on the investment and financial performance of the business. Incentive compensation for investment professionals, including the annual cash bonus, the long-term equity grant and grants under PGIM Fixed Income’s long-term incentive plans, is primarily based on such person’s contribution to PGIM Fixed Income’s goal of providing investment performance to clients consistent with portfolio objectives, guidelines, risk parameters, and its compliance risk management and other policies, as well as market-based data such as compensation trends and levels of overall compensation for similar positions in the asset management industry. In addition, an investment professional’s qualitative contributions to the organization and its commercial success are considered in determining incentive compensation. Incentive compensation is not solely based on the performance of, or value of assets in, any single account or group of client accounts.

The PGIM Fixed Income unit within PGIM Limited (“PGIM Fixed Income (U.K.)”) has adopted a remuneration policy in relation to activities conducted through the entities authorized and regulated by the FCA in the United Kingdom. The remuneration policy is intended to be compliant with the United Kingdom’s Investment Firms Prudential Regime (“IFPR”) and governs the remuneration of PGIM Fixed Income (U.K.) staff and “material risk takers” of PGIM Fixed Income (U.K.) including those that are based outside the United Kingdom.

An investment professional’s annual cash bonus is paid from an annual incentive pool. The pool is developed as a percentage of PGIM Fixed Income’s operating income and the percentage used to calculate the pool may be refined by factors such as:

●          business initiatives;

●          the number of investment professionals receiving a bonus and related peer group compensation;

●          financial metrics of the business relative to those of appropriate peer groups; and

●          investment performance of portfolios: relative to appropriate peer groups; and/or as measured against relevant investment indices.

Long-term compensation consists of Prudential Financial, Inc. restricted stock and grants under the long-term incentive plan and targeted long-term incentive plan. The long-term incentive plan is intended to align compensation with investment performance. The targeted long-term incentive plan is intended to align the interests of certain of PGIM Fixed Income’s investment professionals with the performance of the particular alternative investment strategies or commingled investment vehicles they manage. Grants under the long-term incentive plan and targeted long-term incentive plan are participation interests in notional accounts with a beginning value of a specified dollar amount. For the long-term incentive plan, the value attributed to these notional accounts increases or decreases over a defined period of time based on the performance of investment composites representing a number of PGIM Fixed Income’s investment strategies. With respect to targeted long-term incentive awards, the value attributed to the notional accounts increases or decreases over a defined period of time based (as applicable) on the performance of either a composite of particular alternative investment strategies or a commingled investment vehicle.  An investment composite is an aggregation of accounts with similar investment strategies. The head of PGIM Fixed Income also receives performance shares which represent the right to receive shares of Prudential Financial, Inc. common stock conditioned upon, and subject to, the achievement of specified financial performance goals by Prudential Financial, Inc.   Each of the restricted stock, grants under the long-term incentive plans, and performance shares is subject to vesting requirements.

CONFLICTS OF INTEREST.  Like other investment advisers, PGIM Fixed Income is subject to various conflicts of interest in the ordinary course of its business.  PGIM Fixed Income strives to identify potential risks, including conflicts of interest, that are inherent in its business, and PGIM Fixed Income conducts annual conflict of interest reviews. However, it is not possible to identify every potential conflict that can arise. When actual or potential conflicts of interest are identified, PGIM Fixed Income seeks to address such conflicts through one or more of the following methods:

●          elimination of the conflict;

●          disclosure of the conflict; or

●          management of the conflict through the adoption of appropriate policies, procedures or other mitigants.

PGIM Fixed Income follows the policies of Prudential Financial, Inc. on business ethics, personal securities trading, and information barriers.  PGIM Fixed Income has adopted a code of ethics, allocation policies and conflicts of interest policies, among others, and has adopted supervisory procedures to monitor compliance with its policies.  PGIM Fixed Income cannot guarantee, however, that its policies and procedures will detect and prevent, or result in the disclosure of, each and every situation in which a conflict arises or could potentially arise.

Side-by-Side Management of Accounts and Related Conflicts of Interest. PGIM Fixed Income’s side-by-side management of multiple accounts can create conflicts of interest.  Examples are detailed below, followed by a discussion of how PGIM Fixed Income addresses these conflicts.

●          Performance Fees - PGIM Fixed Income manages accounts with asset-based fees alongside accounts with performance-based fees.  This side-by-side management creates an incentive for PGIM Fixed Income and its investment professionals to favor one account over another.  Specifically, PGIM Fixed Income or its affiliates have an incentive to favor accounts for which PGIM Fixed Income or an affiliate receives performance fees, and possibly take greater investment risks in those accounts, in order to bolster performance and increase its fees.

●          Affiliated accounts - PGIM Fixed Income manages accounts on behalf of its affiliates as well as unaffiliated accounts.  PGIM Fixed Income has an incentive to favor accounts of affiliates over others. Additionally, at times, PGIM Fixed Income’s affiliates provide initial funding or otherwise invest in vehicles managed by it, for example by providing “seed capital” for a fund or account. Managing “seeded” accounts alongside “non-seeded” accounts creates an incentive to favor the “seeded” accounts to establish a track record for a new strategy or product. Additionally, PGIM Fixed Income’s affiliated investment advisers from time to time allocate their asset allocation clients’ assets to PGIM Fixed Income. PGIM Fixed Income has an incentive to favor accounts used by its affiliates for their asset allocation clients to receive more assets from its affiliates.

●          Larger accounts/higher fee strategies - larger accounts and clients typically generate more revenue than do smaller accounts or clients and certain of PGIM Fixed Income’s strategies have higher fees than others.  As a result, a portfolio manager could have an incentive when allocating scarce investment opportunities to favor accounts that pay a higher fee or generate more income for PGIM Fixed Income (or which it believes would generate more revenue in the future).

●          Long only and long/short accounts - PGIM Fixed Income manages accounts that only allow it to hold securities long as well as accounts that permit short selling.  As a result, there are times when PGIM Fixed Income sells a security short in some client accounts while holding the same security long in other client accounts.   These short sales could reduce the value of the securities held in the long only accounts. Conversely, purchases for long only accounts could have a negative impact on the short positions in long/short accounts. Consequently, PGIM Fixed Income has conflicts of interest in determining the timing and direction of investments.

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●          Securities of the same kind or class - PGIM Fixed Income sometimes buys or sells, or directs or recommends that a client buy or sell, securities of the same kind or class that are purchased or sold for another client at prices that may be different.  Although such pricing differences could appear as preferences for one client over another, PGIM Fixed Income’s trade execution in each case is driven by its consideration of a variety of factors consistent with its duty to seek best execution. There are times when PGIM Fixed Income executes trades in securities of the same kind or class in one direction for an account and in the opposite direction for another account, or it determines not to trade securities in one or more accounts while trading for others. While such trades (or a decision not to trade) could appear inconsistent in how PGIM Fixed Income views or treats a security for one client versus another, they generally result from differences in investment strategy, portfolio composition or client direction.

●          Investment at different levels of an issuer’s capital structure - There are times when PGIM Fixed Income invests client assets in the same issuer, but at different levels in the issuer’s capital structure. This could occur, for instance, when a client holds private securities or loans of an issuer and other clients hold publicly traded securities of the same issuer. In addition, there are times when PGIM Fixed Income invests client assets in a class or tranche of securities of a securitized finance vehicle (such as a collateralized loan obligation, asset-backed security or mortgage-backed security) and also, at the same or different time, invests the assets of another client (including affiliated clients) in a different class or tranche of securities of the same vehicle. These different securities can have different voting rights, dividend or repayment priorities, rights in bankruptcy or other features that conflict with one another. For some of these securities (particularly private securitized product investments for which clients own all or a significant portion of the outstanding securities or obligations), PGIM Fixed Income has had input regarding the characteristics and the relative rights and priorities of the various classes or tranches.

When PGIM Fixed Income invests client assets in different levels of an issuer’s capital structure, it is permitted to take actions with respect to the assets held by one client (including affiliated clients) that are potentially adverse to other clients, for example, by foreclosing on loans or by putting an issuer into default. In negotiating the terms and conditions of any such investments, or any subsequent amendments or waivers, PGIM Fixed Income could find that the interests of a client and the interests of one or more other clients (including affiliated clients) could conflict. In these situations, decisions over proxy voting, corporate reorganizations, how to exit an investment, bankruptcy matters (including, for example, whether to trigger an event of default or the terms of any workout) or other actions or inactions can result in conflicts of interest. Similarly, if an issuer in which a client and one or more other clients directly or indirectly hold different classes of securities encounters financial problems, decisions over the terms of any workout will raise conflicts of interest (including potential conflicts over proposed waivers and amendments to debt covenants). For example, a senior bond holder or lender might prefer a liquidation of the issuer in which it could be paid in full, whereas an equity or junior bond holder might prefer a reorganization that holds the potential to create value for the equity holders or junior bond holders. There will be times where PGIM Fixed Income refrains from taking certain actions (including participating in workouts and restructurings) or making investments on behalf of certain clients or where PGIM Fixed Income determine to sell investments for certain clients, in each case in order to mitigate conflicts of interest or legal, regulatory or other risks to PGIM Fixed Income This could potentially disadvantage the clients on whose behalf the actions are not taken, investments are not made, or investments are sold. Conversely, in other cases, PGIM Fixed Income will not refrain from taking such actions or making investments on behalf of some clients (including affiliated clients), which could potentially disadvantage other clients. Any of the foregoing (or similar) conflicts of interest will be resolved or managed on a case-by-case basis (including, where determined to be required, by escalating matters to, and seeking direction and guidance from, senior management). Any such resolution will take into consideration the interests of the relevant clients, the circumstances giving rise to the conflict and applicable laws.

●          Financial interests of investment professionals - PGIM Fixed Income investment professionals from time to time invest in certain investment vehicles that it manages, including exchanged-traded funds (“ETFs”), mutual funds and (through a retirement plan) collective investment trusts.  Also, certain of these investment vehicles are options under the 401(k) and deferred compensation plans offered by Prudential Financial, Inc.  In addition, the value of grants under PGIM Fixed Income’s long-term incentive plan and targeted long-term incentive plan is affected by the performance of certain client accounts.  As a result, PGIM Fixed Income investment professionals have financial interests in accounts managed by PGIM Fixed Income and/or that are related to the performance of certain client accounts.

●          Non-discretionary/limited discretion accounts - PGIM Fixed Income provides non-discretionary and limited discretion investment advice to some clients and manages others on a fully discretionary basis. Trades in non-discretionary accounts or accounts where discretion is limited could occur before, in concert with, or after PGIM Fixed Income executes similar trades in its discretionary accounts. The non-discretionary/limited discretion clients may be disadvantaged if PGIM Fixed Income delivers investment advice to them after it initiates trading for the discretionary clients, or vice versa. Furthermore, a non-discretionary/limited discretion client may not be able to participate in trades if there is a delay in receiving such client’s consent. In some cases, when such a client requests additional information prior to giving its consent, PGIM Fixed Income is prohibited from sharing information because, for example, the information is non-public.

How PGIM Fixed Income Addresses These Conflicts of Interest. PGIM Fixed Income has developed policies and procedures reasonably designed to address the conflicts of interest with respect to its different types of side-by-side management described above.

●          Each quarter, the head of PGIM Fixed Income holds a series of meetings with the senior portfolio manager and team responsible for the management of each of PGIM Fixed Income’s investment strategies. At each of these quarterly investment strategy review meetings, the head of PGIM Fixed Income and the strategy’s portfolio management team review and discuss the investment performance and performance attribution for client accounts managed in the strategy.  These meetings generally are also attended by one or both of the Chief Investment Officers, the head of quantitative analysis and risk management or his designee and a member of the compliance group, among others.

●          In keeping with PGIM Fixed Income’s fiduciary obligations, its policy with respect to trade aggregation and allocation is to treat all of its client accounts fairly and equitably over time.  PGIM Fixed Income’s trade management oversight committee, which generally meets quarterly, is responsible for providing oversight with respect to trade aggregation and allocation. Its compliance group periodically reviews a sampling of new issue allocations and related documentation to confirm compliance with the trade aggregation and allocation policy. In addition, the compliance and investment risk management groups review forensic reports regarding new issue and secondary trade activity on a quarterly basis. This forensic analysis includes such data as the: number of new issues allocated in the strategy; size of new issue allocations to each portfolio in the strategy; profitability of new issue transactions; portfolio turnover; and metrics related to large and block trade activity. The results of these analyses are reviewed and discussed at PGIM Fixed Income’s trade management oversight committee meetings. The procedures above are designed to detect patterns and anomalies in PGIM Fixed Income’s side-by-side management and trading so that it may assess and improve its processes.

●          PGIM Fixed Income has procedures that specifically address its side-by-side management of certain long/short and long only portfolios.  These procedures address potential conflicts that could arise from differing positions between long/short and long only portfolios.  In addition, lending opportunities with respect to securities for which the market is demanding a slight premium rate over normal market rates are allocated to long only accounts prior to allocating the opportunities to long/short accounts.

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Conflicts Related to PGIM Fixed Income’s Affiliations. As a business unit of PGIM, Inc., an indirect wholly-owned subsidiary of Prudential Financial, Inc., PGIM Fixed Income is part of a diversified, global financial services organization.  PGIM Fixed Income is affiliated with many types of U.S. and non-U.S. financial service providers, including insurance companies, broker-dealers, commodity trading advisors, commodity pool operators and other investment advisers.  Some of its employees are officers of and/or provide services to some of these affiliates.

●          Conflicts Related to Investment of Client Assets in Affiliated Funds.  PGIM Fixed Income invests client assets in funds that it manages or subadvises for one or more affiliates. PGIM Fixed Income also invests cash collateral from securities lending transactions in some of these funds.  These investments benefit PGIM Fixed Income and/or its affiliate through increasing assets under management and/or fees.

●          Conflicts Related to Referral Fees to Affiliates. From time to time, PGIM Fixed Income has arrangements where PGIM Fixed Income compensates affiliated parties for client referrals. PGIM Fixed Income also has arrangements with an affiliated entity which provide for payments to an affiliate if certain investments by others are made in certain of PGIM Fixed Income’s products or if PGIM Fixed Income establishes certain other advisory relationships. These investments benefit both PGIM Fixed Income and its affiliates through increasing assets under management and fees.

●          Conflicts Related to Co-investment by Affiliates. PGIM Fixed Income affiliates provide initial funding to or otherwise invest in certain vehicles it manages. When certain of its affiliates provide “seed capital” or other capital for a fund, they generally do so with the intention of redeeming all or part of their interest at a future point in time or when they deem that sufficient additional capital has been invested in that fund.

●          The timing of a redemption by an affiliate could benefit the affiliate. For example, the fund may be more liquid at the time of the affiliate’s redemption than it is at times when other investors may wish to withdraw all or part of their interests.

●          In addition, a consequence of any withdrawal of a significant amount, including by an affiliate, is that investors remaining in the fund will bear a proportionately higher share of fund expenses following the redemption.

●          PGIM Fixed Income could also face a conflict if the interests of an affiliated investor in a fund it manages diverge from those of the fund or other investors.  For example, PGIM Fixed Income affiliates, from time to time, hedge some or all of the risks associated with their investments in certain funds PGIM Fixed Income manages.  PGIM Fixed Income may provide assistance in connection with this hedging activity.

●          Insurance Affiliate General Accounts.  Because of the substantial size of the general accounts of PGIM Fixed Income’s affiliated insurance companies (the “Insurance Affiliates”), trading by these general accounts, including PGIM Fixed Income’s trades on behalf of the accounts, may affect the market prices or limit the availability of the securities or instruments transacted.  Although PGIM Fixed Income does not expect that the general accounts of affiliated insurers will execute transactions that will move a market frequently, and generally only in response to unusual market or issuer events, the execution of these transactions could have an adverse effect on transactions for or positions held by other clients.

PGIM Fixed Income believes that the conflicts related to its affiliations described above are mitigated by its allocation policies and procedures, its supervisory review of accounts and its procedures with respect to side-by-side management, including of long only and long/short accounts.

Conflicts Related to Financial Interests and the Financial Interests of Affiliates

Prudential Financial, the general accounts of the Insurance Affiliates, PGIM Fixed Income and other affiliates of PGIM at times have financial interests in, or relationships with, companies whose securities or related instruments PGIM Fixed Income holds, purchases or sells in its client accounts. Certain of these interests and relationships are material to PGIM Fixed Income or to the Prudential enterprise.  At any time, these interests and relationships could be inconsistent or in potential or actual conflict with positions held or actions taken by PGIM Fixed Income on behalf of PGIM Fixed Income’s client accounts. For example:

●          PGIM Fixed Income invests in the securities of one or more clients for the accounts of other clients.

●          PGIM Fixed Income’s affiliates sell various products and/or services to certain companies whose securities PGIM Fixed Income purchases and sells for PGIM Fixed Income clients.

●          PGIM Fixed Income invests in the debt securities of companies whose equity is held by its affiliates.

●          PGIM Fixed Income’s affiliates hold public and private debt and equity securities of a large number of issuers. PGIM Fixed Income invests in some of the same issuers for other client accounts.  For example:

●          Affiliated accounts have held and can in the future hold the senior debt of an issuer whose subordinated debt is held by PGIM Fixed Income’s clients or hold secured debt of an issuer whose public unsecured debt is held in client accounts.  See “Investment at different levels of an issuer’s capital structure” above for additional information regarding conflicts of interest resulting from investment at different levels of an issuer’s capital structure.

●          To the extent permitted by applicable law, PGIM Fixed Income can also invest client assets in offerings of securities the proceeds of which are used to repay debt obligations held in affiliated accounts or other client accounts. PGIM Fixed Income’s interest in having the debt repaid creates a conflict of interest. PGIM Fixed Income has adopted a refinancing policy to address this conflict.

●          Certain of PGIM Fixed Income’s affiliates’ directors or officers are directors or officers of issuers in which PGIM Fixed Income invests from time to time.  These issuers could also be service providers to PGIM Fixed Income or its affiliates.

●          In addition, PGIM Fixed Income can invest client assets in securities backed by commercial mortgage loans that were originated or are serviced by an affiliate.

In general, conflicts related to the financial interests described above are addressed by the fact that PGIM Fixed Income makes investment decisions for each client independently considering the best economic interests of such client under the circumstances.

Conflicts Arising Out of Legal and Regulatory Restrictions.

●          At times, PGIM Fixed Income is restricted by law, regulation, executive order, contract or other constraints as to how much, if any, of a particular security it can purchase or sell on behalf of a client, and as to the timing of such purchase or sale. Sometimes these restrictions apply as a result of its relationship with Prudential Financial and other affiliates. For example, PGIM Fixed Income does not purchase securities issued by Prudential Financial or other affiliates for client accounts.

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●          In certain instances, PGIM Fixed Income’s ability to buy or sell or transact for one or more client accounts will be constrained as a result of its voluntary or involuntary receipt of material, non-public information (“MNPI”), various insider trading laws and related legal requirements. For example, PGIM Fixed Income would generally be unable to invest in, divest securities of or share investment analyses regarding companies for which it possesses MNPI, and such inability (which could last for an uncertain period of time until the information is no longer deemed material or non-public) can result in it being unable to buy, sell or transact for one or more client accounts or to take other actions that would otherwise be to the benefit of one or more clients.

●          PGIM Fixed Income faces conflicts of interest in determining whether to accept MNPI. For example, PGIM Fixed Income has sought with respect to the management of investments in certain loans for clients, to retain the ability to purchase and sell other securities in the borrower’s capital structure by remaining “public” on the loan. In such cases, PGIM Fixed Income will seek to avoid receiving MNPI about the borrowers to which an account can or expects to lend or has lent (through assignments, participations or otherwise), which could place an account at an information disadvantage relative to other accounts and lenders. Conversely, PGIM Fixed Income has chosen to receive MNPI about certain borrowers for its clients that invest in bank loans, which has restricted its ability to trade in other securities of the borrowers for its clients that invest in corporate bonds.

●          PGIM Fixed Income’s holdings of a security on behalf of its clients are required, under certain regulations, to be aggregated with the holdings of that security by other Prudential Financial affiliates. These holdings could, on an aggregate basis, exceed certain reporting or ownership thresholds. These aggregated holdings are centrally tracked and PGIM Fixed Income or Prudential Financial can choose to restrict purchases, sell existing positions, or otherwise restrict, forgo, or limit the exercise of rights to avoid crossing such thresholds because of the potential consequences to PGIM Fixed Income or Prudential Financial if such thresholds are exceeded.

Conflicts Related to Investment Consultants. Many of PGIM Fixed Income’s clients and prospective clients retain investment consultants (including discretionary investment managers and Outsourced Chief Investment Officer (OCIO) providers) to advise them on the selection and review of investment managers (including with respect to the selection of investment funds). PGIM Fixed Income has dealings with these investment consultants in their roles as discretionary managers or non-discretionary advisers to their clients. PGIM Fixed Income also has independent business relationships with investment consultants. PGIM Fixed Income provides investment consultants with information about accounts that it manages for the consultant’s clients (and similarly, PGIM Fixed Income provides information about funds in which such clients are invested), in each case pursuant to authorization from the clients. PGIM Fixed Income also provides information regarding its investment strategies to investment consultants, who use that information in connection with searches that they conduct for their clients. PGIM Fixed Income often responds to requests for proposals in connection with those searches.

Other interactions PGIM Fixed Income has with investment consultants include the following:

●          it provides advisory services to the proprietary accounts of investment consultants and/or their affiliates, and advisory services to funds offered by investment consultants and/or their affiliates;

●          it invites investment consultants to events or other entertainment hosted by PGIM Fixed Income;

●          it purchases software applications, market data, access to databases, technology services and other products or services from certain investment consultants; and

●          it sometimes pays for the opportunity to participate in conferences organized by investment consultants.

PGIM Fixed Income will provide clients with information about its relationship with the client’s investment consultant upon request. In general, PGIM Fixed Income relies on the investment consultant to make the appropriate disclosure to its clients of any conflict that the investment consultant believes to exist due to its business relationships with PGIM Fixed Income.

A client’s relationship with an investment consultant could result in restrictions in the eligible securities or trading counterparties for the client’s account. For example, accounts of certain clients (including clients that are subject to the Employee Retirement Income Security Act of 1974, as amended (ERISA) can be restricted from investing in securities issued by the client’s consultant or its affiliates and from trading with, or participating in transactions involving, counterparties that are affiliated with the investment consultant. In some cases, these restrictions could have a material impact on account performance.

Conflicts Related to Service Providers.  PGIM Fixed Income retains third party advisors and other service providers to provide various services for PGIM Fixed Income as well as for funds that PGIM Fixed Income manages or sub-advises. Some service providers provide services to PGIM Fixed Income or one of PGIM Fixed Income’s funds while also providing services to other PGIM units, other PGIM-advised funds, or affiliates of PGIM, and negotiate rates in the context of the overall relationship.  PGIM Fixed Income can benefit from negotiated fee rates offered to its funds and vice versa.  There is no assurance, however, that PGIM Fixed Income will be able to obtain or maintain advantageous fee rates from a given service provider negotiated by its affiliates based on their relationship with the service provider, or that PGIM Fixed Income will know of such negotiated fee rates.

Conflicts Related to Valuation and Fees. When client accounts hold illiquid or difficult to value investments, PGIM Fixed Income faces a conflict of interest when making recommendations regarding the value of such investments since its fees are generally based on the value of assets under management. PGIM Fixed Income could be viewed as having an incentive to value investments at higher valuations. PGIM Fixed Income believes that its valuation policies and procedures mitigate this conflict effectively and enable it to value client assets fairly and in a manner that is consistent with the client’s best interests. In addition, unless otherwise instructed by clients, fees are calculated from custodian and/or administrator pricing and not our internal valuations.

Conflicts Related to Securities Lending and Reverse Repurchase Fees. When PGIM Fixed Income manages a client account and also serves as securities lending agent and/or engages in reverse repurchase transactions for the account, PGIM Fixed Income is compensated for its securities lending and reverse repurchase services by receiving a portion of the proceeds generated from the securities lending and reverse repurchase activities of the account. WPGIM Fixed Income could, therefore, be considered to have an incentive to invest in securities that would generate higher securities lending and reverse repurchase returns, even if these investments were not otherwise in the best interest of the client account. In addition, if PGIM Fixed Income is acting as securities lending agent and providing reverse repurchase services, PGIM Fixed Income may be incented to select the less costly alternative to increase its revenues.

Conflicts Related to Long-Term Compensation. As a result of the long-term incentive plan and targeted long-term incentive plan, PGIM Fixed Income’s portfolio managers from time to time have financial interests related to the investment performance of some, but not all, of the accounts they manage. For example, the performance of some client accounts is not reflected in the calculation of changes in the value of participation interests under PGIM Fixed Income’s long-term incentive plan. This may be because the composite representing the strategy in which the account is managed is not one of the composites included in the calculation or because the account is excluded from a specified composite due to guideline restrictions or other factors. In addition, the performance of only a small number of its investment strategies is covered under PGIM Fixed Income’s targeted long-term incentive plan. Further, for certain PGIM Fixed Income investment professionals, participation interests in the targeted long-term incentive plan constitute a significant percentage of their total long-term compensation. To address potential conflicts related to these financial interests, PGIM Fixed Income has procedures, including trade allocation and supervisory review procedures, designed to confirm that each of its client accounts is managed in a manner that is consistent with PGIM Fixed Income’s fiduciary obligations, as well as with the account’s investment objectives, investment strategies and restrictions. For example, the head of PGIM Fixed Income reviews performance among similarly managed accounts on a quarterly basis during a series of meetings with the senior portfolio manager and team responsible for the management of each investment strategy.  These quarterly investment strategy review meetings generally are also attended by one or both of our co-Chief Investment Officers, the head of quantitative analysis and risk management or his designee and a member of the compliance group, among others.

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Conflicts Related to the Offer and Sale of Securities. Certain of PGIM Fixed Income’s employees offer and sell securities of, and interests in, commingled funds that it manages or subadvises.  Employees offer and sell securities in connection with their roles as registered representatives of an affiliated broker-dealer, officers of an affiliated trust company, agents of the Insurance Affiliates, approved persons of an affiliated investment adviser or other roles related to such commingled funds.  There is an incentive for PGIM Fixed Income’s employees to offer these securities to investors regardless of whether the investment is appropriate for such investor since increased assets in these vehicles will result in increased advisory fees to it.  In addition, such sales could result in increased compensation to the employee.

Conflicts Related to Employee/Investment Professional Trading.  Personal trading by PGIM Fixed Income employees creates a conflict when they are trading the same securities or types of securities as PGIM Fixed Income trades on behalf of its clients. This conflict is mitigated by PGIM Fixed Income’s personal trading standards and procedures.

Conflicts Related to Outside Business Activity. From time to time, certain of PGIM Fixed Income employees or officers engage in outside business activity, including outside directorships.  Any outside business activity is subject to prior approval pursuant to PGIM Fixed Income’s personal conflicts of interest and outside business activities policy.  Actual and potential conflicts of interest are analyzed during such approval process.  PGIM Fixed Income could be restricted in trading the securities of certain issuers in client portfolios in the unlikely event that an employee or officer, as a result of outside business activity, obtains material, non-public information regarding an issuer.

Putnam Investment Management, LLC (Putnam)

COMPENSATION. [Portfolio managers are evaluated and compensated across specified products they manage, in part, based on their performance relative to the applicable benchmark, based on a blend of 3-year and 5-year performance, or, if shorter, the period of time that the portfolio manager has managed the product. In addition to their individual performance, evaluations take into account the performance of their group and a subjective component. Each portfolio manager is assigned an industry-competitive incentive compensation target consistent with this goal and evaluation framework. Actual incentive compensation may be higher or lower than the target, based on individual, group, and subjective performance. Incentive compensation includes a cash bonus and may also include grants of deferred cash, stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience. For the Combined Portfolio, Putnam evaluates performance based on the Combined Portfolio’s pre-tax return relative to its benchmark, MSCI EAFE Value Index (ND).]

CONFLICTS OF INTEREST. Like other investment professionals with multiple clients, the Combined Portfolio’s Portfolio Managers may face certain potential conflicts of interest in connection with managing both the Combined Portfolio and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which Putnam believes are faced by investment professionals at most major financial firms. As described below, Putnam has adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

●	The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.
●	The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.
●	The trading of other accounts could be used to benefit higher-fee accounts (front-running).
●	The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.
●	Putnam attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under Putnam’s policies:

●	Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.
●	All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).
●	All trading must be affected through Putnam’s trading desks and normal queues and procedures must be followed (i.e., no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).
●	Front running is strictly prohibited.
●	The Combined Portfolio’s Portfolio Managers may not be guaranteed or specifically allocated any portion of a performance fee.

As part of these policies, Putnam has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when the Portfolio Managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Putnam’s investment professionals do not have the opportunity to invest in client accounts other than the Putnam funds. However, in the ordinary course of business, Putnam or related persons may from time to time establish “pilot” or “incubator” accounts for the purpose of testing proposed investment strategies and products prior to offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam or an affiliate. Putnam or an affiliate supplies the funding for these accounts. Putnam employees, including the Combined Portfolio’s Portfolio Managers, may also invest in certain pilot accounts. Putnam, and to the extent applicable, the Portfolio Managers will benefit from the favorable investment performance of those funds and accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. Putnam’s policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation — neither favoring nor disfavoring them except as is legally required. For example, pilot accounts are normally included in Putnam’s daily block trades to the same extent as client accounts (except that pilot accounts do not participate in initial public offerings).

S-17

A potential conflict of interest may arise when the Combined Portfolio and other accounts purchase or sell the same securities. On occasions when the Portfolio Managers consider the purchase or sale of a security to be in the best interests of the Combined Portfolio as well as other accounts, Putnam’s trading desk may, to the extent permitted by applicable laws and regulations and where practicable, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the Combined Portfolio or another account if one account is favored over another in allocating the securities purchased or sold — for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. Putnam’s trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the Combined Portfolio) in a manner which in Putnam’s opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. However, accounts advised or sub-advised by Putnam Investment Limited (“PIL”) will only place trades at an execution-only commission rate, whereas other Putnam accounts may pay an additional amount for research and other products and services (a “bundled” or “full service” rate). Putnam may aggregate trades in PIL accounts with other Putnam accounts that pay a bundled rate as long as all participating accounts pay the same execution rate. To the extent that non-PIL accounts pay a bundled rate, the PIL and other Putnam accounts would not be paying the same total commission rate. Certain other exceptions exist for specialty, regional or sector accounts. Trade allocations are reviewed on a periodic basis as part of Putnam’s trade oversight procedures in an attempt to ensure fairness over time across accounts.

“Cross trades,” in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay, or if such trades result in more attractive investments being allocated to higher-fee accounts. Putnam has adopted compliance procedures that provide that any transactions between the Combined Portfolio and another Putnam-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different goals and strategies of the Combined Portfolio and other accounts. For example, another account may have a shorter-term investment horizon or different goals, policies or restrictions than the Combined Portfolio. Depending on goals or other factors, the Portfolio Managers may give advice and make decisions for another account that may differ from advice given, or the timing or nature of decisions made, with respect to the Combined Portfolio. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by the Portfolio Managers when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, Putnam has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

Under federal securities laws, a short sale of a security by another client of Putnam or its affiliates (other than another registered investment company) within five business days prior to a public offering of the same securities (the timing of which is generally not known to Putnam in advance) may prohibit the Combined Portfolio from participating in the public offering, which could cause the Combined Portfolio to miss an otherwise favorable investment opportunity or to pay a higher price for the securities in the secondary markets.

The Combined Portfolio’s Portfolio Managers may also face other potential conflicts of interest in managing the Combined Portfolio, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Combined Portfolio and other accounts.

S-18

PART C

OTHER INFORMATION

ITEM 15. Indemnification

Section 5.2 of the Amended and Restated Declaration of Trust provides as follows:

The Advanced Series Trust (the "Trust") shall indemnify each of its Trustees, Trustees Emeritus, officers, employees, and agents (including persons who serve at its request as directors, officers, employees, agents or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, trustee emeritus, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to be liable to the Trust or its Shareholders by reason of having acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts, that (i) such person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and (ii) is not liable to the Trust or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties; or the trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that (x) if the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person, and (y) based upon a review of readily available facts such trustee, officer, employee or agent did not engage in willful misfeasance, gross negligence or reckless disregard of duty. The rights accruing to any Person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any Person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this Section 5.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification and, provided further, that the Trust shall have obtained protection, satisfactory in the sole judgment of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), against losses arising out of such advance payments or such Trustees, or independent legal counsel, in a written opinion, shall have determined, based upon a review of readily available facts that there is reason to believe that such person will be found to be entitled to such indemnification.

With respect to liability of the Manager to Registrant or to shareholders of Registrant's Portfolios under the Investment Management Agreements, reference is made to Section 13 or 14 of each form of Investment Management Agreement filed herewith or incorporated by reference herein.

With respect to the Subadvisers’ indemnification of the Manager and its affiliated and controlling persons, and the Manager's indemnification of each subadviser and its affiliated and controlling persons, reference is made to Section 14 of each form of Subadvisory Agreement filed herewith or incorporated by reference herein. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, trustees emeritus, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant or expenses incurred or paid by a trustee, trustee emeritus, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, trustee emeritus, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. Exhibits

(1)(a)(i) Second Amended and Restated Declaration of Trust of Registrant. Filed as an exhibit to Post-Effective Amendment No. 57 to Registrant’s Registration Statement for Form N-1A (File Nos. 33-24962 and 811-5186) (the “Registration Statement”), which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(1)(a)(ii) Amendment to Declaration of Trust of Registrant. Filed as an exhibit to Post-Effective Amendment No. 62 to the Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(2) By-laws of Registrant. Filed as an exhibit to Post-Effective Amendment No. 50 to the Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(3) None

(4) The form of Plan of Reorganization for the reorganization of the AST T. Rowe Price Asset Allocation Portfolio and AST Balanced Asset Allocation Portfolio, each a series of the Trust, is included as Exhibit A to the Prospectus and Proxy Statement contained in this Registration Statement on Form N-14.

(5) None.

(6)(a)(i) Investment Management Agreement among the Registrant, American Skandia Investment Services, Incorporated (now known as AST Investment Services, Inc.) and Prudential Investments LLC (now known as PGIM Investments LLC) for the various portfolios of the Registrant. Filed as an exhibit to Post-Effective Amendment No. 49 to the Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(6)(a)(ii) Amendment to Investment Management Agreement, among the Registrant, PGIM Investments LLC and AST Investment Services Inc., dated March 13, 2023. Filed as an exhibit to Post-Effective Amendment No. 188 to Registration Statement, which Amendment was filed via EDGAR on April 19, 2023, and is incorporated herein by reference.

(6)(b)(i) Contractual investment management fee waivers and/or contractual expense caps for AST T. Rowe Price Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 188 to Registration Statement, which Amendment was filed via EDGAR on April 19, 2023, and is incorporated herein by reference.

(6)(b)(ii) Contractual investment management fee waivers and/or contractual expense caps for the AST Balanced Asset Allocation Portfolio. Filed as an exhibit to the Registration Statement on Form N-14, which was filed via EDGAR on November 1, 2022, and is incorporated herein by reference.

(6)(b)(iii) Contractual investment management fee waivers and/or contractual expense caps for the AST T. Rowe Price Asset Allocation and AST Balanced Asset Allocation Portfolio. Filed herewith.

(6)(c) Subadvisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Inc.), Prudential Investments LLC (now known as PGIM Investments LLC) and T. Rowe Price Associates, Inc. for the AST T. Rowe Price Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(6)(d) Subadvisory Agreement among PGIM Investments LLC, AST Investment Services, Inc., T. Rowe Price Associates, Inc., T. Rowe Price International, Ltd. and T. Rowe Price Australia Limited for AST T. Rowe Price Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 193 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2024, and is incorporated herein by reference.

(6)(e) Subadvisory Agreement among AST Investment Services, Inc., PGIM Investments LLC and each of QMA LLC (now known as PGIM Quantitative Solutions LLC), Jennison Associates LLC, and PGIM, Inc. for the AST Balanced Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 184 to the Registration Statement, which Amendment was filed via EDGAR on December 15, 2021, and is incorporated herein by reference.

(6)(f) Subadvisory Agreement among AST Investment Services, Inc., PGIM Investments LLC and Massachusetts Financial Services Company for the AST Balanced Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 184 to the Registration Statement, which Amendment was filed via EDGAR on December 15, 2021, and is incorporated herein by reference.

(6)(g) Subadvisory Agreement among AST Investment Services, Inc., PGIM Investments LLC and Wellington Management Company LLP for the AST Balanced Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 184 to the Registration Statement, which Amendment was filed via EDGAR on December 15, 2021, and is incorporated herein by reference.

(6)(h) Subadvisory Agreement among AST Investment Services, Inc., PGIM Investments LLC and J.P. Morgan Investment Management, Inc. for the AST Balanced Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 184 to the Registration Statement, which Amendment was filed via EDGAR on December 15, 2021, and is incorporated herein by reference.

(7)(a) Distribution Agreement for the shares of each Portfolio of the Registrant, between Prudential Annuities Distributors, Inc. and the Registrant, which Amendment was filed via EDGAR on December 18, 2023, and is incorporated herein by reference.

(7)(b) Sales Agreement between Registrant and American Skandia Life Assurance Corporation. Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registration Statement, which Amendment was filed via EDGAR on March 2, 1998, and is incorporated herein by reference.

(7)(c) Sales Agreement between Registrant and Kemper Investors Life Insurance Company. Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registration Statement, which Amendment was filed via EDGAR on December 24, 1996, and is incorporated herein by reference.

(8) None.

(9)(a) Custodian Agreement dated July 1, 2005 between the Registrant and PFPC Trust Company. Filed as an Exhibit to Post- Effective Amendment No. 58 to the Registration Statement, which Amendment was filed via EDGAR on April 28, 2006, and is incorporated herein by reference.

(9)(b)(i) Custody Agreement between the Registrant and The Bank of New York dated November 7, 2002, as amended, incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of Dryden Municipal Bond Fund (now Prudential Investment Portfolios 4) filed via EDGAR on June 29, 2005 (File No. 33-10649).

(9)(b)(ii) Amendment to the Custody Agreement between the Registrant and The Bank of New York Mellon, which Amendment was filed via EDGAR on December 18, 2023, and is incorporated herein by reference.

(10) Shareholder Services and Distribution Plan. Filed as an exhibit to Post-Effective Amendment No. 184 to the Registration Statement, which Amendment was filed via EDGAR on December 15, 2021, and is incorporated herein by reference.

(11) Opinion and Consent of Ropes & Gray LLP, counsel for Registrant. Filed herewith.

(12) Opinion and Consent of Ropes & Gray LLP, counsel to Registrant, supporting tax matters and consequences to shareholders. To be filed by amendment.

(13)(a)(i) Amended and Restated Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc., dated May 29, 2007. Incorporated by reference to the Dryden Municipal Bond Fund (now Prudential Investment Portfolios 4) Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed via EDGAR on June 29, 2007 (File No. 33-10649).

(13)(a)(ii) Amendment to the Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007, which Amendment was filed via EDGAR on December 18, 2023, and is incorporated herein by reference.

(13)(a)(iii) Amendment dated February 5, 2024, to the Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007. Filed as an exhibit to Post-Effective Amendment No. 193 to the Registration Statement, which Amendment was filed via EDGAR on April 18, 2024, and is incorporated herein by reference.

(13)(b) Service Agreement between American Skandia Investment Services, Incorporated and Kemper Investors Life Insurance Company. Filed as an Exhibit to Post-Effective Amendment No. 21 to the Registration Statement, which Amendment was filed via EDGAR on February 28, 1997, and is incorporated herein by reference.

(13)(c)(i) Amended and Restated Participation Agreement dated June 8, 2005 among American Skandia Life Assurance Corporation (now Prudential Annuities Life Assurance Corporation), American Skandia Trust (now Advanced Series Trust), American Skandia Investment Services, Incorporated (now AST Investment Services, Inc.), Prudential Investments LLC (now known as PGIM Investments LLC), American Skandia Marketing, Inc. (now Prudential Annuities Distributors, Inc.), and Prudential Investment Management Services LLC. Filed as an Exhibit to the Registration Statement on Form N-14, which was filed via EDGAR on July 12, 2005, and is incorporated herein by reference.

(13)(c)(ii) Amendment dated February 25, 2013, to the Amended and Restated Participation Agreement dated June 8, 2005, among Pruco Life Insurance Company of New Jersey, Advanced Series Trust, AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC), Prudential Annuities Distributors, Inc., and Prudential Investment Management Services LLC. Filed as an exhibit to Post-Effective Amendment No. 116 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2013, and is incorporated herein by reference.

(13)(d)(i) Amended and Restated Participation Agreement dated June 8, 2005 among Pruco Life Insurance Company of New Jersey, American Skandia Trust (now Advanced Series Trust), American Skandia Investment Services, Incorporated (now AST Investment Services, Inc.)., Prudential Investments LLC (now known as PGIM Investments LLC), American Skandia Marketing, Inc. (now Prudential Annuities Distributors, Inc.), and Prudential Investment Management Services LLC. Filed as an Exhibit to the Registration Statement on Form N-14, which was filed via EDGAR on July 12, 2005, and is incorporated herein by reference.

(13)(d)(ii) Amendment dated February 25, 2013 to the Amended and Restated Participation Agreement dated June 8, 2005 among Pruco Life Insurance Company of New Jersey, Advanced Series Trust, AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC), Prudential Annuities Distributors, Inc., and Prudential Investment Management Services LLC. Filed as an exhibit to Post-Effective Amendment No. 116 to the Registration Statement, which Amendment was filed via EDGAR on April 18, 2013, and is incorporated herein by reference.

(13)(e)(i) Amended and Restated Participation Agreement dated June 8, 2005 among Pruco Life Insurance Company, American Skandia Trust (now Advanced Series Trust), American Skandia Investment Services, Incorporated (now AST Investment Services, Inc.), Prudential Investments LLC (now known as PGIM Investments LLC), American Skandia Marketing, Inc. (now Prudential Annuities Distributors, Inc.), and Prudential Investment Management Services LLC. Filed as an Exhibit to the Registration Statement on Form N-14, which was filed via EDGAR on July 12, 2005, and is incorporated herein by reference.

(13)(e)(ii) Amendment dated February 25, 2013 to the Amended and Restated Participation Agreement dated June 8, 2005 among Pruco Life Insurance Company, Advanced Series Trust, AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC), Prudential Annuities Distributors, Inc., and Prudential Investment Management Services LLC. Filed as an exhibit to Post-Effective Amendment No. 116 to the Registration Statement, which Amendment was filed via EDGAR on April 18, 2013, and is incorporated herein by reference.

(13)(f) Participation Agreement among Pramerica of Bermuda Insurance Company, American Skandia Trust (now Advanced Series Trust), American Skandia Investment Services, Inc. (now AST Investment Services, Inc.), Prudential Investments LLC (now known as PGIM Investments LLC), American Skandia Marketing, Inc. (now Prudential Annuities Distributors, Inc.), and Prudential Investment Management Services LLC. Filed as an exhibit to Post-Effective Amendment No. 74 to the Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(13)(g) Participation Agreement among the Prudential Insurance Company of America, Advanced Series Trust, Prudential Investments LLC (now known as PGIM Investments LLC) and AST Investment Services, Inc. Filed as an exhibit to Post-Effective Amendment No. 116 to the Registration Statement, which Amendment was filed via EDGAR on April 18, 2013, and is incorporated herein by reference.

(14) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(15) None.

(16) Power of Attorney. Filed herewith.

(17) Form of voting instruction card. Filed herewith.

ITEM 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Newark and State of New Jersey, on the 9th day of September, 2024.

ADVANCED SERIES TRUST

/s/ Timothy Cronin
Timothy Cronin*
President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Newark and State of New Jersey, on the 9th day of September, 2024.

Signature		Title	Date

/s/ *Timothy S. Cronin		President and Principal Executive Officer
Timothy S. Cronin

/s/ * Susan Davenport Austin		Trustee
Susan Davenport Austin

/s/ * Sherry S. Barrat		Trustee
Sherry S. Barrat

/s/ * Jessica M. Bibliowicz		Trustee
Jessica M. Bibliowicz

/s/ * Kay Ryan Booth		Trustee
Kay Ryan Booth

/s/ * Stephen M. Chipman		Trustee
Stephen M. Chipman

/s/ * Robert F. Gunia		Trustee
Robert F. Gunia

/s/ * Thomas M. O’Brien		Trustee
Thomas M. O’Brien

/s/ * Christian J. Kelly		Chief Financial Officer (Principal Financial Officer)
Christian J. Kelly

/s/ * Elyse McLaughlin		Treasurer and Principal Accounting Officer
Elyse McLaughlin

*By:	/s/ Melissa Gonzalez	Attorney-in-Fact	September 9, 2024

* Pursuant to Powers of Attorney filed herein as Exhibit 16.

Exhibits

Exhibit Number	Description

6)(b)(iii)	Contractual investment management fee waivers and/or contractual expense caps for the AST T. Rowe Price Asset Allocation and AST Balanced Asset Allocation Portfolio.

(11)	Opinion and Consent of Ropes & Gray LLP, counsel for Registrant.

(14)	Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP, of the Advanced Series Trust.

(16)	Power of Attorney.

(17)	Form of voting instruction card.